                             PIMCO ADVISORS FUNDS

                               HIGH INCOME FUND
                           TOTAL RETURN INCOME FUND
                             U.S. GOVERNMENT FUND
                            SHORT-INTERMEDIATE FUND
                               MONEY MARKET FUND

                               ----------------

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                               DECEMBER 20, 1996

                               ----------------

To the Shareholders:

  Notice is hereby given that a Special Meeting of Shareholders of the High Income Fund, the Total Return Income Fund, the U.S. Government Fund, the Short-Intermediate Fund and the Money Market Fund (each an "Acquired Fund") will be held on Friday, December 20, 1996 at 11:00 a.m. Eastern time at the offices of PIMCO Advisors Funds at 2187 Atlantic Street, Stamford, Connecticut, to consider the following:

    1. TO BE VOTED UPON BY THE SHAREHOLDERS OF THE HIGH INCOME FUND ONLY: To approve or disapprove an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the High Income Fund to the High Yield Fund, a series of PIMCO Funds: Pacific Investment Management Series (the "PIMS High Yield Fund"), in exchange for shares of the PIMS High Yield Fund and the assumption by the PIMS High Yield Fund of all of the liabilities of the High Income Fund, and the distribution of such shares to the shareholders of the High Income Fund in complete liquidation of the High Income Fund.

    2. TO BE VOTED UPON BY THE SHAREHOLDERS OF THE TOTAL RETURN INCOME FUND
  ONLY: To approve or disapprove an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Total Return Income Fund to the Total Return Fund, a series of PIMCO Funds: Pacific Investment Management Series (the "PIMS Total Return Fund"), in exchange for shares of the PIMS Total Return Fund and the assumption by the PIMS Total Return Fund of all of the liabilities of the Total Return Income Fund, and the distribution of such shares to the shareholders of the Total Return Income Fund in complete liquidation of the Total Return Income Fund.

    3. TO BE VOTED UPON BY THE SHAREHOLDERS OF THE U.S. GOVERNMENT FUND
  ONLY: To approve or disapprove an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the U.S. Government Fund to the Total Return Fund, a series of PIMCO Funds: Pacific Investment Management Series (the "PIMS Total Return Fund"), in exchange for shares of the PIMS Total Return Fund and the assumption by the PIMS Total Return Fund of all of the liabilities of the U.S. Government Fund, and the distribution of such shares to the shareholders of the U.S. Government Fund in complete liquidation of the U.S. Government Fund.

    4. TO BE VOTED UPON BY THE SHAREHOLDERS OF THE SHORT-INTERMEDIATE FUND
  ONLY: To approve or disapprove an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Short-Intermediate Fund to the Low Duration Fund, a series of PIMCO Funds: Pacific Investment Management Series (the "PIMS Low Duration Fund"), in exchange for shares of the PIMS Low Duration Fund and the assumption by the PIMS Low Duration Fund of all of the liabilities of the Short-Intermediate Fund, and the distribution of such shares to the shareholders of the Short-Intermediate Fund in complete liquidation of the Short-Intermediate Fund.

    5. TO BE VOTED UPON BY THE SHAREHOLDERS OF THE MONEY MARKET FUND ONLY: To approve or disapprove an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Money Market Fund to the Money Market Fund, a series of PIMCO Funds: Pacific Investment Management Series (the "PIMS Money Market Fund"), in exchange for shares of the PIMS Money Market Fund and the assumption by the PIMS Money Market Fund of all of the liabilities of the Money Market Fund, and the distribution of such shares to the shareholders of the Money Market Fund in complete liquidation of the Money Market Fund.

    6. To transact such other business as may properly come before the meeting.

  The Trustees have fixed the close of business on October 18, 1996 as the record date for determination of shareholders entitled to notice of, and to vote at, the Special Meeting.

                                          By Order of the Board of Trustees,

                                          Newton B. Schott, Jr.,
                                          Clerk

November 4, 1996

  WE URGE YOU TO MARK, SIGN, DATE, AND MAIL THE ENCLOSED PROXY IN THE POSTAGE-PAID ENVELOPE PROVIDED SO THAT YOU WILL BE REPRESENTED AT THE SPECIAL MEETING.

                          PROSPECTUS/PROXY STATEMENT

      ACQUISITION OF THE
      ASSETS OF:                BY AND IN EXCHANGE FOR SHARES OF:
      High Income Fund          High Yield Fund
      Total Return Income Fund  Total Return Fund
      U.S. Government Fund      Total Return Fund
      Short-Intermediate Fund   Low Duration Fund
      Money Market Fund         Money Market Fund
      EACH A SERIES OF:         EACH A SERIES OF:
      PIMCO Advisors Funds
      2187 Atlantic Street      PIMCO Funds: Pacific Investment Management Series
      Stamford, Connecticut     840 Newport Center Drive, Suite 360
      06902                     Newport Beach, California 92660
      1-800-426-0107            1-800-927-4648

  This Prospectus/Proxy Statement relates to the proposed mergers (the "Mergers") of (i) the High Income Fund, (ii) the Total Return Income Fund,
(iii) the U.S. Government Fund, (iv) the Short-Intermediate Fund and (v) the Money Market Fund (each an "Acquired Fund"), series of PIMCO Advisors Funds (the "PAF Trust"), into, respectively, (i) the High Yield Fund (the "PIMS High Yield Fund"), (ii) the Total Return Fund (the "PIMS Total Return Fund"), (iii) the PIMS Total Return Fund, (iv) the Low Duration Fund (the "PIMS Low Duration Fund") and (v) the Money Market Fund (the "PIMS Money Market Fund") (each an "Acquiring Fund"), series of PIMCO Funds: Pacific Investment Management Series (the "PIMS Trust"). The Acquired Funds and the Acquiring Funds are referred to in this Prospectus/Proxy Statement as the "Funds." The Mergers are to be effected through the transfer of all of the assets of each Acquired Fund to the corresponding Acquiring Fund in exchange for shares of beneficial interest of the Acquiring Fund (the "Merger Shares") and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by the distribution of the Merger Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund. As a result of each proposed transaction, each shareholder of the Acquired Fund will receive in exchange for his or her Acquired Fund shares a number of Acquiring Fund shares of the same class equal in value at the date of the exchange to the aggregate value of the shareholder's Acquired Fund shares.

  Because shareholders of the Acquired Funds are being asked to approve transactions which will result in their holding shares of the Acquiring Funds, this Proxy Statement also serves as a Prospectus for the Merger Shares of each Acquiring Fund. The investment objective of each Acquiring Fund is as follows:

    1. The PIMS High Yield Fund, the PIMS Total Return Fund and the PIMS Low Duration Fund seek maximum total return, consistent with preservation of capital and prudent investment management.

    2. The PIMS Money Market Fund seeks maximum current income, consistent with preservation of capital and daily liquidity.

  The "total return" sought by certain of the Acquiring Funds will consist of interest and dividends from underlying securities, capital appreciation reflected in unrealized increases in value of portfolio securities (realized by the shareholder only upon selling shares) or realized from the purchase and sale of securities and use of futures and options, or gains from favorable changes in foreign currency exchange rates. Generally, over the long term, the total return obtained by a portfolio investing primarily in fixed income securities is not expected to be as great as that obtained by a portfolio that invests primarily in equity securities. At the same time, the market risk and price volatility of a fixed income portfolio is expected to be less than that of any equity portfolio, so that a fixed income portfolio is generally considered to be a more conservative investment.

  The PIMS Trust is an open-end series management investment company, organized as a Massachusetts business trust in 1987, that currently offers shares of 18 separate funds. Each Acquiring Fund is a diversified series of the PIMS Trust.

  THE PIMS HIGH YIELD FUND MAY INVEST UP TO 100% OF ITS ASSETS IN LOWER-RATED FIXED INCOME SECURITIES COMMONLY KNOWN AS "JUNK BONDS," WHICH ARE SUBJECT TO HIGH RISK AND WHICH ARE SPECULATIVE WITH REGARD TO PAYMENT OF INTEREST AND RETURN OF PRINCIPAL. INVESTORS SHOULD CAREFULLY CONSIDER THESE RISKS BEFORE INVESTING IN THIS FUND. SEE "CHARACTERISTICS AND RISKS OF SECURITIES AND INVESTMENT TECHNIQUES" IN APPENDIX B.

  INVESTMENT IN THE PIMS MONEY MARKET FUND (OR IN ANY OTHER FUND) IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE PIMS MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

  This Prospectus/Proxy Statement explains concisely what you should know before investing in each Acquiring Fund. Please read it and keep it for future reference.

  The following documents have been filed with the Securities and Exchange Commission (the "SEC") and are incorporated into this Prospectus/Proxy Statement by reference: (i) the current Prospectus of the PAF Trust, dated February 1, 1996, as amended or supplemented from time to time (the "PAF Prospectus"); (ii) the current Statement of Additional Information of the PAF Trust, dated July 12, 1996 (including the Report of Independent Accountants and financial statements in respect of each Acquired Fund included therein), as amended or supplemented from time to time (the "PAF Statement of Additional Information"); (iii) the current Prospectus and Statement of Additional Information of the PIMS Trust, each dated June 15, 1996, as amended or supplemented from time to time (the "PIMS Prospectus" and the "PIMS Statement of Additional Information," respectively); (iv) the financial statements in respect of each Acquired Fund included in the PAF Trust's Semi-Annual Report to Shareholders for the six months ended March 31, 1996 (the "PAF Semi-Annual Report"); (v) the Report of Independent Accountants and financial statements in respect of each Acquiring Fund included in the PIMS Trust's Annual Report to Shareholders for the fiscal year ended March 31, 1996 (the "PIMS Annual Report"); and (vi) a Statement of Additional Information dated November 4, 1996 relating to the transactions described in this Prospectus/Proxy Statement (the "Merger Statement of Additional Information").

  For a free copy of any or all of the Prospectuses, Statements of Additional Information, Annual Reports or Semi-Annual Reports referred to in the foregoing paragraph, please call 1-800-927-4648 or write to the PIMS Trust at the address appearing above.

  THE SECURITIES OFFERED BY THIS PROSPECTUS/PROXY STATEMENT HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  SHARES OF THE ACQUIRING FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                                   OVERVIEW

PROPOSED TRANSACTIONS

  The transactions described on the first page of this Prospectus/Proxy Statement are part of an overall restructuring of three of the registered investment companies (the "PIMCO Mutual Funds") advised by PIMCO Advisors L.P. ("PIMCO Advisors") and/or its affiliates. The restructuring involves, among other components, several mergers between Funds in the PIMCO Mutual Funds family which are counterparts of each other in that they are managed by the same investment adviser in accordance with substantially similar investment objectives and policies. The result of the restructuring will be a single, more integrated mutual fund complex, with most PIMCO Mutual Funds offered to both retail and institutional investors, and with broader exchange privileges for shareholders.

  As part of the restructuring, the Trustees of each of the PAF Trust and the PIMS Trust, both of which are open-end, series investment companies, have unanimously approved the Merger of each Acquired Fund into the corresponding Acquiring Fund. Each Merger is proposed to be accomplished pursuant to an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the relevant Acquired Fund to the corresponding Acquiring Fund in exchange for shares of the Acquiring Fund and for the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund. The completion of these transactions will result in the liquidation of each Acquired Fund.

  PIMCO Advisors is the investment adviser for the Acquired Funds. Pacific Investment Management Company ("PIMCO"), a subsidiary partnership of PIMCO Advisors, serves as investment adviser to the Acquiring Funds and as sub-adviser to each Acquired Fund except for the Money Market Fund. Columbus Circle Investors ("CCI"), a subsidiary partnership of PIMCO Advisors, serves as the sub-adviser of the Money Market Fund. Two of the Acquired Funds (the High Income Fund and the Total Return Income Fund) are managed by the same portfolio manager at PIMCO as their Acquiring Fund counterparts (the PIMS High Yield Fund and PIMS Total Return Fund, respectively). Furthermore, as explained further below under "Comparison of Investment Objectives, Policies and Restrictions," each Acquiring Fund is managed in a similar manner to the corresponding Acquired Fund except that the U.S. Government Fund invests only in securities issued or guaranteed by the U.S. Government and its instrumentalities ("U.S. Government Securities") and related options and futures whereas the PIMS Total Return Fund may invest in other fixed income securities. See "Comparison of Investment Objectives, Policies and Restrictions."

  As a result of each proposed transaction, each Acquired Fund will receive a number of Class A, Class B and Class C shares of the relevant Acquiring Fund equal in value to the value of the net assets of the Acquired Fund being transferred and attributable to the Class A, Class B and Class C shares, respectively, of the Acquired Fund. Following the transfer, (i) each Class A, Class B and Class C shareholder of the relevant Acquired Fund will receive, on a tax-free basis, a number of full and fractional Class A, Class B or Class C Merger Shares of the relevant Acquiring Fund equal in value to the aggregate value of the shareholder's Class A, Class B or Class C Acquired Fund shares, as the case may be, and (ii) the Acquired Funds shall be liquidated.

  The Class A, Class B and Class C shares of each Acquiring Fund have substantially identical characteristics to the corresponding classes of the respective Acquired Fund. Class A shares are generally sold subject to a front-end sales load and are subject to a servicing fee at an annual rate of 0.25% of assets attributable to Class A shares. Class A shares are generally not subject to a contingent deferred sales charge (a "CDSC"), except in the case of certain purchases of Class A shares without a sales load which are redeemed within 18 months after purchase. Class B shares are sold at net asset value, without an initial sales charge but subject to a CDSC at declining rates if redeemed within seven years of purchase. Class B shares are subject to servicing and distribution fees at an aggregate annual rate of 1.00% of assets attributable to Class B shares and convert automatically to Class A shares seven years after purchase. Class C shares are sold at net asset value, without an initial sales charge, are subject to a 1.00% CDSC if redeemed within one year after purchase, are generally subject to servicing and distribution fees at an aggregate annual rate of 1.00% of assets attributable to Class C shares and do not have a conversion feature. The Acquiring Funds have not previously offered Class A, Class B or Class C shares, but will begin offering such shares to the public at or before the time that the Mergers are consummated. No sales charge will be charged to Acquired Fund shareholders on the issuance of the Merger Shares. The Merger Shares will be subject to a CDSC to the same extent that the Acquired Fund shares exchanged were so subject. For the purposes of computing the CDSC, if any, payable on redemption of Class A, Class B and Class C Merger Shares, and determining the conversion date of Class B Merger Shares, the Merger Shares will be treated as having been purchased as of the date that, and for the price at which, the Acquired Fund shares exchanged for such Merger Shares were purchased.

  The Trustees of the PAF Trust unanimously recommend that shareholders of each Acquired Fund approve the Merger for such Fund because it offers shareholders the opportunity to pursue a similar investment program in a larger fund, which should offer opportunities for greater diversification of risk; because the Mergers and the general restructuring of which they are a part will offer broader exchange privileges; and because the Mergers will immediately result in more predictable Fund operating expenses, under the Acquiring Funds' fee structure described below, at lower levels than have historically been experienced by each Acquired Fund except for the Money Market Fund. Unlike the Money Market Fund, the PIMS Money Market Fund does not have in effect a voluntary expense waiver on the part of its adviser. Consequently, current shareholders of the Money Market Fund will experience a higher level of fees under the PIMS Money Market Fund's unified fee, although the total expenses for the PIMS Money Market Fund will be lower than the total expenses of the Money Market Fund would be in the absence of its adviser's voluntary expense waiver. See "Information About the Mergers."

OPERATING EXPENSES

  The PIMS Trust's "unified" fee structure differs from the fee and expense structure of the PAF Trust. Both the Acquiring Funds and the Acquired Funds pay a management or advisory fee, computed as a percentage of Fund net assets, to their investment adviser, PIMCO Advisors, in the case of the Acquired Funds, and PIMCO, in the case of the Acquiring Funds. However, the management fee paid by each Acquired Fund covers both portfolio management and administrative services, while the advisory fee paid by each Acquiring Fund covers portfolio management only. Each Acquired Fund directly bears the expenses associated with various third-party services, such as audit, custodial, portfolio accounting, legal, transfer agency and printing costs. By contrast, each Acquiring Fund pays a single administrative fee, computed as a percentage of Fund net assets, to PIMCO, which also serves as each Acquiring Funds' administrator and which bears the costs of such third-party services to the Fund, as well as itself providing administrative services to the Fund. The result of this "unified" fee structure is an expense level for each Acquiring Fund that, with limited exceptions, is precise and predictable under ordinary circumstances. Furthermore, during the term of the Acquiring Funds' administration agreement (initially, one year), investors in the Acquiring Funds are, under ordinary circumstances, insulated from price increases in third-party services and from increased expense ratios arising from a decline in net assets, because the administrator, rather than the Acquiring Fund, bears these risks. Administrative fee arrangements for the Acquired Funds and the Acquiring Funds are discussed further below under "Information About the Mergers--Administrative Arrangements."

  For information about the expenses associated with the Mergers, see "Information About the Mergers."

  As the tables which appear on the following pages demonstrate, each Merger would result in High Income, Total Return Income, U.S. Government, and Short-Intermediate Fund shareholders receiving an immediate reduction in the level of Fund expenses borne by such shareholders compared to current expenses. The expenses of the Money Market Fund are expected to be higher because the PIMS Money Market Fund does not have in effect the fee waiver referred to in notes 7 and 8 to the following tables. These tables summarize, for Class A, Class B and Class C shares, expenses (i) that each Acquired Fund incurred in its fiscal year ended September 30, 1996 (unaudited), and (ii) that each Acquiring Fund would have incurred in its most recent fiscal year after giving effect to the proposed Merger on a pro forma combined basis as if the Merger had occurred as of the beginning of the Acquiring Fund's most recent fiscal year. The tables are provided to help you understand an investor's share of the operating expenses which each Fund incurs. The examples which follow show the estimated cumulative expenses attributable to a hypothetical $1,000 investment in each Acquired Fund, and each Acquiring Fund on a pro forma basis, over specified periods.

                                        CURRENT EXPENSES
                                        HIGH INCOME FUND
                                     (FOR FISCAL YEAR ENDED
                                        SEPT. 30, 1996)      PRO FORMA EXPENSES
                                          (UNAUDITED)       PIMS HIGH YIELD FUND
                                     ---------------------- --------------------
CLASS A SHARES
Shareholder Transaction Expenses
 Maximum initial sales charge
  imposed on purchases
  (as a percentage of offering
  price at the time of
  purchase)(1)(2)..................           4.75%                 4.75%
 Maximum contingent deferred sales
  charge
  (as a percentage of original
  purchase price)(2)...............           1.00%(3)              1.00%(3)(4)
Annual Fund Operating Expenses
 (as a percentage of average net
 assets)
 Advisory Fee......................           0.60%                 0.25%
 Administrative Fee................                                 0.40%
 12b-1 Fees........................           0.25%                 0.25%
 Other Expenses....................           0.24%                   --(11)
                                              ----                  ----
  Total Fund Operating Expenses....           1.09%                 0.90%
CLASS B SHARES
Shareholder Transaction Expenses
 Maximum initial sales charge
  imposed on purchases
  (as a percentage of offering
  price)...........................           None                  None
 Maximum contingent deferred sales
  charge
  (as a percentage of original
  purchase price)(2)...............           5.00%                 5.00%(4)
Annual Fund Operating Expenses
 (as a percentage of average net
 assets)
 Advisory Fee......................           0.60%                 0.25%
 Administrative Fee................                                 0.40%
 12b-1 Fees........................           1.00%(5)              1.00%(5)
 Other Expenses....................           0.24%                   --(11)
                                              ----                  ----
  Total Fund Operating Expenses....           1.84%                 1.65%
CLASS C SHARES
Shareholder Transaction Expenses
 Maximum initial sales charge
  imposed on purchases
  (as a percentage of offering
  price)...........................           None                  None
 Maximum contingent deferred sales
  charge
  (as a percentage of original
  purchase price)(2)...............           1.00%                 1.00%(4)
Annual Fund Operating Expenses
 (as a percentage of average net
 assets)
 Advisory Fee......................           0.60%                 0.25%
 Administrative Fee................                                 0.40%
 12b-1 Fees........................           1.00%(5)              1.00%(5)
 Other Expenses....................           0.24%
                                                                      --(11)
                                              ----                  ----
  Total Fund Operating Expenses....           1.84%                 1.65%

Footnotes begin on page 10.

                                       CURRENT EXPENSES
                                      TOTAL RETURN INCOME
                                  FUND (FOR FISCAL YEAR ENDED PRO FORMA EXPENSES
                                        SEPT. 30, 1996)           PIMS TOTAL
                                          (UNAUDITED)            RETURN FUND*
                                  --------------------------- ------------------
CLASS A SHARES
Shareholder Transaction Expenses
 Maximum initial sales charge
  imposed on purchases
  (as a percentage of offering
  price at the time of
  purchase)(1)(2)...............             4.75%                   4.75%
 Maximum contingent deferred
  sales charge
  (as a percentage of original
  purchase price)(2)............             1.00%(3)                1.00%(3)(4)
Annual Fund Operating Expenses
 (as a percentage of average net
 assets)
 Advisory Fee...................             0.60%                   0.25%
 Administrative Fee.............                                     0.40%
 12b-1 Fees.....................             0.25%                   0.25%
 Other Expenses.................             0.23%                     --(11)
                                             ----                    ----
  Total Fund Operating
   Expenses.....................             1.08%                   0.90%
CLASS B SHARES
Shareholder Transaction Expenses
 Maximum initial sales charge
  imposed on purchases
  (as a percentage of offering
  price)........................             None                    None
 Maximum contingent deferred
  sales charge
  (as a percentage of original
  purchase price)(2)............             5.00%                   5.00%(4)
Annual Fund Operating Expenses
 (as a percentage of average net
 assets)
 Advisory Fee...................             0.60%                   0.25%
 Administrative Fee.............                                     0.40%
 12b-1 Fees.....................             1.00%(5)                1.00%(5)
 Other Expenses.................             0.23%                     --(11)
                                             ----                    ----
  Total Fund Operating
   Expenses.....................             1.83%                   1.65%
CLASS C SHARES
Shareholder Transaction Expenses
 Maximum initial sales charge
  imposed on purchases
  (as a percentage of offering
  price)........................             None                    None
 Maximum contingent deferred
  sales charge
  (as a percentage of original
  purchase price)(2)............             1.00%                   1.00%(4)
Annual Fund Operating Expenses
 (as a percentage of average net
 assets)
 Advisory Fee...................             0.60%                   0.25%
 Administrative Fee.............                                     0.40%
 12b-1 Fees.....................             1.00%(5)                1.00%(5)
 Other Expenses.................             0.23%                     --(11)
                                             ----                    ----
  Total Fund Operating
   Expenses.....................             1.83%                   1.65%

--------
* Reflects merger of Total Return Income Fund only.
Footnotes begin on page 10.

                                       CURRENT EXPENSES
                                        U.S. GOVERNMENT
                                  FUND (FOR FISCAL YEAR ENDED PRO FORMA EXPENSES
                                        SEPT. 30, 1996)           PIMS TOTAL
                                          (UNAUDITED)            RETURN FUND*
                                  --------------------------- ------------------
CLASS A SHARES
Shareholder Transaction Expenses
 Maximum initial sales charge
  imposed on purchases
  (as a percentage of offering
  price at the time of
  purchase)(1)(2)...............             4.75%                   4.75%
 Maximum contingent deferred
  sales charge
  (as a percentage of original
  purchase price)(2)............             1.00%(3)                1.00%(3)(4)
Annual Fund Operating Expenses
 (as a percentage of average net
 assets)
 Advisory Fee...................             0.59%                   0.25%
 Administrative Fee.............                                     0.40%
 12b-1 Fees.....................             0.25%                   0.25%
 Other Expenses.................             0.23%                     --(11)
                                             ----                    ----
  Total Fund Operating
   Expenses.....................             1.07%                   0.90%
CLASS B SHARES
Shareholder Transaction Expenses
 Maximum initial sales charge
  imposed on purchases
  (as a percentage of offering
  price)........................             None                    None
 Maximum contingent deferred
  sales charge
  (as a percentage of original
  purchase price)(2)............             5.00%                   5.00%(4)
Annual Fund Operating Expenses
 (as a percentage of average net
 assets)
 Advisory Fee...................             0.59%                   0.25%
 Administrative Fee.............                                     0.40%
 12b-1 Fees.....................             1.00%(5)                1.00%(5)
 Other Expenses.................             0.23%                     --(11)
                                             ----                    ----
  Total Fund Operating
   Expenses.....................             1.82%                   1.65%
CLASS C SHARES
Shareholder Transaction Expenses
 Maximum initial sales charge
  imposed on purchases
  (as a percentage of offering
  price)........................             None                    None
 Maximum contingent deferred
  sales charge
  (as a percentage of original
  purchase price)(2)............             1.00%                   1.00%(4)
Annual Fund Operating Expenses
 (as a percentage of average net
 assets)
 Advisory Fee...................             0.59%                   0.25%
 Administrative Fee.............                                     0.40%
 12b-1 Fees.....................             1.00%(5)                1.00%(5)
 Other Expenses.................             0.23%                     --(11)
                                             ----                    ----
  Total Fund Operating
   Expenses.....................             1.82%                   1.65%

--------
* Reflects merger of U.S. Government Fund only.
Footnotes begin on page 10.

                                       CURRENT EXPENSES
                                      SHORT-INTERMEDIATE
                                  FUND (FOR FISCAL YEAR ENDED PRO FORMA EXPENSES
                                        SEPT. 30, 1996)            PIMS LOW
                                          (UNAUDITED)           DURATION FUND
                                  --------------------------- ------------------
CLASS A SHARES
Shareholder Transaction Expenses
 Maximum initial sales charge
  imposed on purchases
  (as a percentage of offering
  price at the time of
  purchase)(1)(2)...............             3.00%                   3.00%
 Maximum contingent deferred
  sales charge
  (as a percentage of original
  purchase price)(2)............             1.00%(3)                1.00%(3)(4)
Annual Fund Operating Expenses
 (as a percentage of average net
 assets)
 Advisory Fee...................             0.50%                   0.25%
 Administrative Fee.............                                     0.40%
 12b-1 Fees.....................             0.25%                   0.25%
 Other Expenses.................             0.25%                     --(11)
                                             ----                    ----
  Total Fund Operating
   Expenses.....................             1.00%                   0.90%
CLASS B SHARES
Shareholder Transaction Expenses
 Maximum initial sales charge
  imposed on purchases
  (as a percentage of offering
  price)........................             None                    None
 Maximum contingent deferred
  sales charge
  (as a percentage of original
  purchase price)(2)............             5.00%                   5.00%(4)
Annual Fund Operating Expenses
 (as a percentage of average net
 assets)
 Advisory Fee...................             0.50%                   0.25%
 Administrative Fee.............                                     0.40%
 12b-1 Fees.....................             1.00%(5)                1.00%(5)
 Other Expenses.................             0.25%                     --(11)
                                             ----                    ----
  Total Fund Operating
   Expenses.....................             1.75%                   1.65%
CLASS C SHARES
Shareholder Transaction Expenses
 Maximum initial sales charge
  imposed on purchases
  (as a percentage of offering
  price)........................             None                    None
 Maximum contingent deferred
  sales charge
  (as a percentage of original
  purchase price)(2)............             1.00%                   1.00%(4)
Annual Fund Operating Expenses
 (as a percentage of average net
 assets)
 Advisory Fee...................             0.50%                   0.25%
 Administrative Fee.............                                     0.40%
 12b-1 Fees.....................             0.75%(5)                0.75%(5)
 Other Expenses.................             0.25%                     --(11)
                                             ----                    ----
  Total Fund Operating
   Expenses.....................             1.50%                   1.40%

Footnotes begin on following page.

                                          CURRENT EXPENSES
                                         MONEY MARKET FUND
                                       (FOR FISCAL YEAR ENDED PRO FORMA EXPENSES
                                          SEPT. 30, 1996)         PIMS MONEY
                                            (UNAUDITED)          MARKET FUND
                                       ---------------------- ------------------
 CLASS A SHARES
 Shareholder Transaction Expenses
  Maximum initial sales charge
   imposed on purchases
   (as a percentage of offering price
   at the time of purchase)(1)(2)....            None(6)              None(6)
  Maximum contingent deferred sales
   charge
   (as a percentage of original
   purchase price)(2)................           1.00%(3)             1.00%(3)(4)
 Annual Fund Operating Expenses
  (as a percentage of average net
  assets)
  Advisory Fee.......................           0.10%(7)             0.15%
  Administrative Fee.................                                0.35%
  12b-1 Fees.........................           0.10%(8)             0.10%(8)
  Other Expenses.....................           0.25%                  --(11)
                                                ----                 ----
   Total Fund Operating Expenses.....           0.45%(9)             0.60%
 CLASS B SHARES
 Shareholder Transaction Expenses
  Maximum initial sales charge
   imposed on purchases
   (as a percentage of offering
   price)............................           None                 None
  Maximum contingent deferred sales
   charge
   (as a percentage of original
   purchase price)(2)................           5.00%                5.00%(4)
 Annual Fund Operating Expenses
  (as a percentage of average net
  assets)
  Advisory Fee.......................           0.10%(7)             0.15%
  Administrative Fee.................                                0.35%
 12b-1 Fees..........................           1.00%(5)             1.00%(5)
  Other Expenses.....................           0.25%                  --(11)
                                                ----                 ----
   Total Fund Operating Expenses.....           1.35%(10)            1.50%
 CLASS C SHARES
 Shareholder Transaction Expenses
  Maximum initial sales charge
   imposed on purchases
   (as a percentage of offering
   price)............................           None                 None
  Maximum contingent deferred sales
   charge
   (as a percentage of original
   purchase price)(2)................           1.00%                1.00%(4)
 Annual Fund Operating Expenses
  (as a percentage of average net
  assets)
  Advisory Fee.......................           0.10%(7)             0.15%
  Administrative Fee.................                                0.35%
  12b-1 Fees.........................           0.10%(5)(8)          0.10%(5)(8)
  Other Expenses.....................           0.25%                  --(11)
                                                ----                 ----
   Total Fund Operating Expenses.....           0.45%(9)             0.60%

--------
 (1) Not applicable to shares issued in connection with the proposed Merger.
 (2) Not applicable to reinvested dividends.
 (3) Imposed only in certain circumstances where Class A shares are purchased without a sales charge. See "Alternative Purchase Arrangements" in Appendix B.
 (4) The CDSC on the Merger Shares will be based on the original purchase price of the Acquired Fund shares exchanged in the Merger. See "Description of Merger Shares" below for additional information regarding how the CDSC will be determined for Class A, Class B and Class C Merger Shares.
 (5) Class B and Class C shares are sold without a front-end sales charge, but their higher 12b-1 fees may cause long-term shareholders to pay more than the economic equivalent of the maximum permitted front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc., depending on the length of time during which they maintain their investment.

 (6) Regular sales charges apply when Class A shares of the Money Market Fund (on which no sales charge was paid at time of purchase) are exchanged for shares of any other Fund.
 (7) PIMCO Advisors has voluntarily undertaken to reduce its advisory fee with respect to the Money Market Fund to 0.10% of the Fund's average daily net assets until further notice. Absent such undertaking, the advisory fee would be 0.50% of the Fund's average daily net assets.
 (8) The Distributor has voluntarily undertaken to reduce the 12b-1 fee it receives with respect to Class A and C shares of the Money Market Fund and the PIMS Money Market Fund to 0.10% of each Fund's average daily net assets attributable to such classes until further notice. Absent such undertaking, the 12b-1 fee would be 0.20% of such assets.
 (9) Absent the undertakings noted, the total operating expenses for the Money Market Fund would be 0.95% of the Fund's average daily net assets.
(10) Absent the undertaking noted, the total operating expenses for the Money Market Fund would be 1.75% of the Fund's average daily net assets.
(11) The Fund will incur certain expenses as identified in this Prospectus/Proxy Statement in the section entitled "Administrative Arrangements," but these expenses are not currently expected to exceed 0.01%.

EXAMPLES

  An investment of $1,000 would incur the following expenses, assuming (1) a 5% annual return and (2) no redemption:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
CLASS A SHARES:
 High Income Fund (Current)....................  $58     $81    $105     $174
 PIMS High Yield Fund (Pro Forma)..............  $56     $75    $ 95     $153
 Total Return Income Fund (Current)............  $58     $80    $104     $173
 PIMS Total Return Fund (Pro Forma for merger
  with Total Return Income Fund)...............  $56     $75    $ 95     $153
 U.S. Government Fund (Current)................  $58     $80    $104     $172
 PIMS Total Return Fund (Pro Forma for merger
  with U.S. Government Fund)...................  $56     $75    $ 95     $153
 Short-Intermediate Fund (Current).............  $40     $61    $ 84     $149
 PIMS Low Duration Fund (Pro Forma)............  $39     $58    $ 78     $137
 Money Market Fund (Current)...................  $ 5     $14    $ 25     $ 57
 PIMS Money Market Fund (Pro Forma)............  $ 6     $19    $ 33     $ 75
CLASS B SHARES:
 High Income Fund (Current)....................  $19     $58    $100     $187
 PIMS High Yield Fund (Pro Forma)..............  $17     $52    $ 90     $166
 Total Return Income Fund (Current)............  $19     $58    $ 99     $185
 PIMS Total Return Fund (Pro Forma for merger
  with Total Return Income Fund)...............  $17     $52    $ 90     $166
 U.S. Government Fund (Current)................  $18     $57    $ 99     $184
 PIMS Total Return Fund (Pro Forma for merger
  with U.S. Government Fund)...................  $17     $52    $ 90     $166
 Short-Intermediate Fund (Current).............  $18     $55    $ 95     $177
 PIMS Low Duration Fund (Pro Forma)............  $17     $52    $ 90     $166
 Money Market Fund (Current)...................  $14     $43    $ 74     $126
 PIMS Money Market Fund (Pro Forma)............  $15     $47    $ 82     $143
CLASS C SHARES:
 High Income Fund (Current)....................  $19     $58    $100     $216
 PIMS High Yield Fund (Pro Forma)..............  $17     $52    $ 90     $195
 Total Return Income Fund (Current)............  $19     $58    $ 99     $215
 PIMS Total Return Fund (Pro Forma for merger
  with Total Return Income Fund)...............  $17     $52    $ 90     $195
 U.S. Government Fund (Current)................  $18     $57    $ 99     $214
 PIMS Total Return Fund (Pro Forma for merger
  with U.S. Government Fund)...................  $17     $52    $ 90     $195
 Short-Intermediate Fund (Current).............  $15     $47    $ 82     $179
 PIMS Low Duration Fund (Pro Forma)............  $14     $44    $ 77     $168
 Money Market Fund (Current)...................  $ 5     $14    $ 25     $ 57
 PIMS Money Market Fund (Pro Forma)............  $ 6     $19    $ 33     $ 75

  An investment of $1,000 would incur the following expenses, assuming (1) a 5% annual return and (2) redemption at the end of each period:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
CLASS A SHARES:
 High Income Fund (Current)....................  $58     $81    $105     $174
 PIMS High Yield Fund (Pro Forma)..............  $56     $75    $ 95     $153
 Total Return Income Fund (Current)............  $58     $80    $104     $173
 PIMS Total Return Fund (Pro Forma for merger
  with Total Return Income Fund)...............  $56     $75    $ 95     $153
 U.S. Government Fund (Current)................  $58     $80    $104     $172
 PIMS Total Return Fund (Pro Forma for merger
  with U.S. Government Fund)...................  $56     $75    $ 95     $153
 Short-Intermediate Fund (Current).............  $40     $61    $ 84     $149
 PIMS Low Duration Fund (Pro Forma)............  $39     $58    $ 78     $137
 Money Market Fund (Current)...................  $ 5     $14    $ 25     $ 57
 PIMS Money Market Fund (Pro Forma)............  $ 6     $19    $ 33     $ 75
CLASS B SHARES:
 High Income Fund (Current)....................  $69     $88    $120     $187
 PIMS High Yield Fund (Pro Forma)..............  $67     $82    $110     $166
 Total Return Income Fund (Current)............  $69     $88    $119     $185
 PIMS Total Return Fund (Pro Forma for merger
  with Total Return Income Fund)...............  $67     $82    $110     $166
 U.S. Government Fund (Current)................  $68     $87    $119     $184
 PIMS Total Return Fund (Pro Forma for merger
  with U.S. Government Fund)...................  $67     $82    $110     $166
 Short-Intermediate Fund (Current).............  $68     $85    $115     $177
 PIMS Low Duration Fund (Pro Forma)............  $67     $82    $110     $166
 Money Market Fund (Current)...................  $64     $73    $ 94     $126
 PIMS Money Market Fund (Pro Forma)............  $65     $77    $102     $143
CLASS C SHARES:
 High Income Fund (Current)....................  $29     $58    $100     $216
 PIMS High Yield Fund (Pro Forma)..............  $27     $52    $ 90     $195
 Total Return Income Fund (Current)............  $29     $58    $ 99     $215
 PIMS Total Return Fund (Pro Forma for merger
  with Total Return Income Fund)...............  $27     $52    $ 90     $195
 U.S. Government Fund (Current)................  $28     $57    $ 99     $214
 PIMS Total Return Fund (Pro Forma for merger
  with U.S. Government Fund)...................  $27     $52    $ 90     $195
 Short-Intermediate Fund (Current).............  $25     $47    $ 82     $179
 PIMS Low Duration Fund (Pro Forma)............  $24     $44    $ 77     $168
 Money Market Fund (Current)...................  $15     $14    $ 25     $ 57
 PIMS Money Market Fund (Pro Forma)............  $16     $19    $ 33     $ 75

  The examples for Class A shares assume payment of the current maximum applicable sales load.

  The above examples should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown. Federal regulations require the examples to assume a 5% annual return, but actual annual return will vary.

FEDERAL INCOME TAX CONSEQUENCES

  For federal income tax purposes no gain or loss will be recognized by an Acquired Fund or its shareholders as a result of the Merger, and the tax basis of the Merger Shares received by each Acquired Fund shareholder will be the same as the tax basis of the shareholder's Acquired Fund shares. See "Information about the Mergers--Federal Income Tax Consequences."

COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

  Each Acquiring Fund has investment objectives, policies and restrictions that are substantially similar to those of its corresponding Acquired Fund, except for the PIMS Total Return Fund and the U.S. Government Fund, which differ in the ways described below. The investment objectives, policies and restrictions of the Acquired Funds and the Acquiring Funds, and certain differences between them, are summarized below. For a more detailed description of the investment techniques used by the Acquired Funds and the Acquiring Funds, please see, respectively, the PAF Prospectus and Appendix B to this Prospectus/Proxy Statement. Appendix B also includes a discussion of "duration."

 High Income Fund vs. PIMS High Yield Fund

  The investment objective of the High Income Fund is to seek maximum total return, consistent with preservation of capital. The High Income Fund normally invests at least 65% of its assets in a diversified portfolio of U.S. dollar-denominated fixed income securities rated lower than Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's ("S&P"), but rated at least B by Moody's or S&P (or if unrated, determined by PIMCO (the sub-adviser) to be of comparable quality). The remainder of the High Income Fund's assets may be invested in investment grade fixed income securities. The High Income Fund may invest up to 20% of its assets in foreign currency-denominated securities, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The average portfolio duration of the High Income Fund varies from two to six years.

  The investment objective of the PIMS High Yield Fund is to seek maximum total return, consistent with preservation of capital and prudent investment management. The PIMS High Yield Fund normally invests at least 65% of its assets in a diversified portfolio of U.S. dollar-denominated fixed income securities rated lower than Baa by Moody's or BBB by S&P, but rated at least B by Moody's or S&P (or if unrated, determined by the investment adviser to be of comparable quality). The remainder of the PIMS High Yield Fund's assets may be invested in investment grade fixed income securities. The PIMS High Yield Fund may invest in the securities of foreign issuers, but they must be U.S. dollar-denominated. The average portfolio duration of the PIMS High Yield Fund varies from two to six years.

  The types of securities in which each Fund may invest include the following: securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities"); corporate debt securities; corporate commercial paper; mortgage-backed and other asset-backed securities; variable and floating rate debt securities; bank certificates of deposit, fixed time deposits and bankers' acceptances; warrants; repurchase agreements and reverse repurchase agreements; loan participations; and obligations of foreign governments or their subdivisions, agencies and instrumentalities, and international agencies or supranational entities.

  Each Fund may make loans of its portfolio securities, may purchase and sell securities on a when-issued, delayed delivery, or forward commitment basis, and may invest up to 15% of its net assets in illiquid securities. Each Fund may purchase and write put and call options on securities and securities indices, and enter into futures contracts on securities and securities indices, and options thereon. Each Fund may engage in hedging strategies involving equity options. Each Fund may enter into interest rate and index swap agreements.

  Unlike the High Income Fund, the PIMS High Yield Fund may not invest in foreign currency exchange-related securities such as foreign currency warrants, buy and sell foreign currencies on a spot basis, enter into foreign currency forward contracts, buy and sell foreign currency options, futures, and options on futures, or enter into currency swap agreements. The High Income Fund may sell securities short "against-the-box." Although the PIMS High Yield Fund does not engage in defensive investing, the High Income Fund may invest up to 100% of its assets in money market instruments for temporary defensive purposes. The PIMS High Yield Fund may invest in convertible securities, structured notes, and inverse floating rate debt securities.

  Benjamin Trosky, a Managing Director of PIMCO, is primarily responsible for the day-to-day management of both the High Income Fund and the PIMS High Yield Fund.

 Total Return Income Fund vs. PIMS Total Return Fund

  The investment objective of the Total Return Income Fund is to seek maximum total return consistent with preservation of capital. The Total Return Income Fund normally invests at least 65% of its assets in a diversified portfolio of fixed income securities rated at least Baa by Moody's or BBB by S&P (or if unrated, determined by the sub-adviser to be of comparable quality). The Total Return Income Fund is permitted to invest up to 10% of its assets in fixed income securities that are rated below investment grade but rated B or higher by Moody's or S&P. The Total Return Income Fund maintains an overall dollar-weighted average quality of at least A. The Fund may invest up to 20% of its assets in foreign currency-denominated securities, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The average portfolio duration of the Total Return Income Fund varies from three to six years.

  The investment objective of the PIMS Total Return Fund is to seek maximum total return, consistent with preservation of capital and prudent investment management. The PIMS Total Return Fund normally invests at least 65% of its assets in a diversified portfolio of fixed income securities rated at least Baa by Moody's or BBB by S&P (or if unrated, determined by the investment adviser to be of comparable quality). The PIMS Total Return Fund is permitted to invest up to 10% of its assets in fixed income securities that are rated below investment grade but rated B or higher by Moody's or S&P. The PIMS Total Return Fund may invest up to 20% of its assets in foreign currency-denominated securities, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The average portfolio duration of the PIMS Total Return Fund varies from three to six years.

  The types of securities in which each Fund may invest include the following:
U.S. Government Securities; corporate debt securities; corporate commercial paper; mortgage-backed and other asset-backed securities; variable and floating (including inverse floating) rate debt securities; bank certificates of deposit, fixed time deposits and bankers' acceptances; warrants; convertible securities; structured notes; repurchase agreements and reverse repurchase agreements; loan participations; and obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies or supranational entities.

  Each Fund may make loans of its portfolio securities, may purchase and sell securities on a when-issued, delayed delivery, or forward commitment basis, and may invest up to 15% of its net assets in illiquid securities. The PIMS Total Return Fund may sell securities short otherwise than "against-the-box," although the Total Return Income Fund may only sell short "against-the-box." Each Fund may purchase and write put and call options on securities and securities indices, and enter into futures contracts on securities and securities indices, and options thereon. Each Fund may enter into interest rate, index, and currency exchange rate swap agreements.

  Each Fund may invest in foreign currency exchange-related securities such as foreign currency warrants, may buy and sell foreign currencies on a spot basis, enter into foreign currency forward contracts, buy and sell foreign currency options, futures, and options on futures, and enter into currency swap agreements. Although the Total Return Income Fund may invest up to 100% of its assets in money market instruments for temporary defensive purposes, the PIMS Total Return Fund does not engage in defensive investing.

  William H. Gross, a Managing Director of PIMCO, is primarily responsible for the day-to-day management of both the Total Return Income Fund and the PIMS Total Return Fund.

 U.S. Government Fund vs. PIMS Total Return Fund

  The investment objective of the U.S. Government Fund is to seek maximum total return consistent with preservation of capital. The U.S. Government Fund invests exclusively in U.S. Government Securities, related repurchase agreements, put and call options on U.S. Government Securities and futures contracts with respect to U.S. Government Securities and options thereon. The U.S. Government Fund may purchase collateralized mortgage obligations ("CMOs") issued or sponsored by U.S. Government instrumentalities and invest in zero coupon U.S. Government Securities or in certificates representing rights to receive payments of the interest only or principal only of U.S. Government Securities ("IO/PO Strips"). The average portfolio duration of the U.S. Government Fund is three to six years.

  The investment objective of the PIMS Total Return Fund is to seek maximum total return, consistent with preservation of capital and prudent investment management. The PIMS Total Return Fund normally invests primarily (usually at least 65% of its assets) in a diversified portfolio of fixed income securities rated at least Baa by Moody's or BBB by S&P (or if unrated, determined by the investment adviser to be of comparable quality). During the five years ended March 31, 1996, the PIMS Total Return Fund has invested between approximately one-third and two-thirds of its total assets in U.S. Government Securities, primarily in mortgage-backed securities of U.S. Government agencies. Although the U.S. Government Fund invests exclusively in U.S. Government Securities, the PIMS Total Return Fund may invest up to 10% of its assets in fixed income securities that are rated below investment grade but rated B or higher by Moody's or S&P. The PIMS Total Return Fund may also invest up to 20% of its assets in foreign currency-denominated securities, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The average portfolio duration of the PIMS Total Return Fund varies from three to six years.

  In addition to the foregoing, the PIMS Total Return Fund may also invest in the following types of securities: corporate debt securities; corporate commercial paper; mortgage-backed and other asset-backed securities; variable and floating (including inverse floating) rate debt securities; bank certificates of deposit, fixed time deposits and bankers' acceptances; warrants; convertible securities; structured notes; repurchase agreements and reverse repurchase agreements; loan participations; and obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies or supranational entities. The PIMS Total Return Fund may purchase and write put and call options on securities and securities indices, and enter into futures contracts on securities and securities indices, and options thereon. The PIMS Total Return Fund may enter into interest rate, index and currency exchange rate swap agreements. The PIMS Total Return Fund may invest in foreign currency exchange-related securities such as foreign currency warrants, may buy and sell foreign currencies on a spot basis, enter into foreign currency forward contracts, buy and sell foreign currency options, futures, and options on futures, and enter into currency swap agreements.

  Each of the U.S. Government Fund and the PIMS Total Return Fund may make loans of its portfolio securities, may purchase and sell securities on a when-issued, delayed delivery, or forward commitment basis, and may invest up to 15% of its net assets in illiquid securities. The PIMS Total Return Fund may also sell securities short otherwise than "against-the-box." The U.S. Government Fund may only sell short "against-the-box" and will not make short sales or maintain a short position unless not more than 10% of the Fund's net assets is held as collateral for such sales at any one time. Although the U.S. Government Fund may invest up to 100% of its assets in money market instruments, the PIMS Total Return Fund does not engage in defensive investing.

  Frank B. Rabinovitch, a Managing Director of PIMCO, is primarily responsible for the day-to-day management of the U.S. Government Fund. William H. Gross, a Managing Director of PIMCO, is primarily responsible for the day-to-day management of the PIMS Total Return Fund.

 Short-Intermediate Fund vs. PIMS Low Duration Fund

  The investment objective of the Short-Intermediate Fund is to seek current income, consistent with relatively low volatility of principal. The Short-Intermediate Fund normally invests at least 65% of its assets in a diversified portfolio of fixed income securities rated at least Baa by Moody's or BBB by S&P (or if unrated, determined by the sub-adviser to be of comparable quality). The Short-Intermediate Fund is permitted to invest up to 10% of its assets in fixed income securities that are rated below investment grade but rated B or higher by Moody's or S&P. The Short-Intermediate Fund maintains an overall dollar-weighted average quality of at least A. The Short-Intermediate Fund may invest up to 20% of its assets in foreign currency-denominated securities, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The average portfolio duration of the Short-Intermediate Fund varies from one to three years.

  The investment objective of the PIMS Low Duration Fund is to seek maximum total return, consistent with preservation of capital and prudent investment management. The PIMS Low Duration Fund normally invests at least 65% of its assets in a diversified portfolio of fixed income securities rated at least Baa by Moody's or BBB by S&P (or if unrated, determined by the adviser to be of comparable quality). The PIMS Low Duration Fund is permitted to invest up to 10% of its assets in fixed income securities that are rated below investment grade but rated B or higher by Moody's or S&P. The PIMS Low Duration Fund may invest up to 20% of its assets in foreign currency-denominated securities, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The average portfolio duration of the PIMS Low Duration Fund varies from one to three years.

  The types of securities in which each Fund may invest include the following:
U.S. Government Securities; corporate debt securities; corporate commercial paper; mortgage-backed and other asset-backed securities; variable and floating rate debt securities; bank certificates of deposit, fixed time deposits and bankers' acceptances; warrants; repurchase agreements and reverse repurchase agreements; loan participations; and obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies or supranational entities.

  Each Fund may make loans of its portfolio securities, may purchase and sell securities on a when-issued, delayed delivery, or forward commitment basis, and may invest up to 15% of its net assets in illiquid securities. Each Fund may, subject to certain collateral requirements, sell securities short. Each Fund may purchase and write put and call options on securities and securities indices, and enter into futures contracts on securities and securities indices, and options thereon. Each Fund may enter into interest rate, index, and currency exchange rate swap agreements.

  Each Fund may invest in foreign currency exchange-related securities such as foreign currency warrants, may buy and sell foreign currencies on a spot basis, enter into foreign currency forward contracts, buy and sell foreign currency options, futures, and options on futures, and enter into currency swap agreements. The Short-Intermediate Fund may invest up to 100% of its assets in money market instruments for temporary defensive purposes. The PIMS Low Duration Fund does not engage in defensive investing. The PIMS Low Duration Fund may invest in convertible securities, structured notes and inverse floating rate debt securities.

  David H. Edington, a Managing Director of PIMCO, is primarily responsible for the day-to-day management of the Short-Intermediate Fund. William H. Gross, a Managing Director of PIMCO, is primarily responsible for the day-to-day management of the PIMS Low Duration Fund.

 Money Market Fund vs. PIMS Money Market Fund

  The investment objective of the Money Market Fund is to seek the maximum current income believed to be consistent with preservation of capital and maintenance of liquidity. The investment objective of the PIMS Money Market Fund is to seek maximum current income consistent with the preservation of capital and daily liquidity.

  Each Fund may invest in high quality, U.S. dollar-denominated, short-term fixed income securities, including: U.S. Government Securities; certificates of deposit, bankers' acceptances and other bank obligations; commercial paper, short-term corporate obligations, and repurchase agreements with respect to U.S. Government Securities. Generally, each Fund's investments will, at the time of investment, have remaining maturities of 397 days or less. The dollar-weighted average maturity of the portfolio securities of either Fund may not exceed 90 days.

  As money market funds, both Funds are limited by federal law in the type, quality and amount of securities in which they may invest. The PIMS Money Market Fund (unlike the Money Market Fund) may invest up to 5% of its assets in "Second Tier Securities" which are defined as money market instruments that are rated in the second-highest rating category for short-term debt obligations by one or more nationally reorganized statistical rating organization. Both Funds may invest up to 100% of their assets in the obligations of U.S. banks. The PIMS Money Market Fund may also invest in obligations of savings and loans, and repurchase agreements with respect to securities other than U.S. Government Securities.

  A management committee at CCI is primarily responsible for the day-to-day management of the Money Market Fund. Leslie Barbi, a Vice President of PIMCO, is primarily responsible for the day-to-day management of the PIMS Money Market Fund.

COMPARISON OF DISTRIBUTION POLICIES AND PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES

  Each Acquired Fund and each Acquiring Fund declares and pays dividends daily and distributes any net investment income monthly. Each Fund distributes any net realized capital gains at least annually.

  The Acquired Funds and the Acquiring Funds have substantially the same procedures for purchasing shares. The Funds offer three classes of shares, Classes A, B and C, to the general public. These shares can be purchased at their net asset value next determined, plus any applicable sales charges, from PIMCO Advisors Distribution Company (which will be renamed "PIMCO Funds Distribution Company" at or about the time of the Mergers) (the "Distributor"), the principal underwriter of the PAF Trust, the PIMS Trust and PIMCO Funds: Equity Advisors Series ("PFEAS"), a series investment company affiliated with the PAF Trust and the PIMS Trust that currently offers 13 mostly equity mutual funds, or through other broker-dealers which have dealer agreements with the Distributor or have agreed to act as introducing brokers for the Distributor.

  Shares of each Acquired Fund can be exchanged at net asset value for shares of the same class of any other fund offered by the PAF Trust (other than the Opportunity Fund, which is currently closed to new investors); similarly, shares of each Acquiring Fund can be exchanged at net asset value for shares of the same class of most of the other funds offered by either the PIMS Trust or by PFEAS.

  Redemption procedures for the Acquired Funds and the Acquiring Funds are substantially identical. Shares of a Fund may be redeemed on any day the New York Stock Exchange is open at their net asset value next determined after receipt of the redemption request, less any applicable CDSC. Shares can be redeemed through a participating broker by telephone, by submitting a written redemption request directly to the Fund's transfer agent (for non-broker accounts) or through an Automatic Withdrawal Plan or PIMCO Advisors Fund Link (an automated system enabling electronic fund transfers to be made directly between a shareholder's Fund account and bank account).

                                 RISK FACTORS

  Because each Acquiring Fund shares similar investment objectives and policies with the corresponding Acquired Fund, the risks of an investment in the Acquiring Fund are substantially similar to the risks of an investment in the corresponding Acquired Fund, with the exception of investments in the PIMS Total Return Fund by U.S. Government Fund shareholders. The PIMS Total Return and U.S. Government Funds, as described above in "U.S. Government Fund vs. PIMS Total Return Fund," have different investment objectives and correspondingly are exposed to different risks. Certain risks associated with an investment in the Acquiring Funds are summarized below and compared with the corresponding risks associated with investing in the Acquired Funds. Except as noted below, investments in each Acquiring Fund and its corresponding Acquired Fund are generally subject to similar risks. A more detailed description of certain of the risks associated with an investment in the Acquiring Funds is contained in Appendix B to this Prospectus/Proxy Statement under the caption "Characteristics and Risks of Securities and Investment Techniques."

  The "total return" sought by certain of the Acquiring Funds will consist of interest and dividends from underlying securities, capital appreciation reflected in unrealized increases in value of portfolio securities (realized by the shareholder only upon selling shares), or realized from the purchase and sale of securities and use of futures and options, or gains from favorable changes in foreign currency exchange rates. Generally, over the long term, the total return obtained by a portfolio investing primarily in fixed income securities is not expected to be as great as that obtained by a portfolio that invests primarily in equity securities. At the same time, the market risk and price volatility of a fixed income portfolio is expected to be less than that of an equity portfolio, so that a fixed income portfolio is generally considered to be a more conservative investment. The change in market value of fixed income securities (and therefore their capital appreciation or depreciation) is largely a function of changes in the current level of interest rates. When interest rates are falling, a portfolio with a shorter duration generally will not generate as high a level of total return as a portfolio with a longer duration. Conversely, when interest rates are rising, a portfolio with a shorter duration will generally outperform longer duration portfolios. When interest rates are flat, shorter duration portfolios generally will not generate as high a level of total return as longer duration portfolios (assuming that long-term interest rates are higher than short-term rates, which is commonly the case). With respect to the composition of any fixed income portfolio, the longer the duration of the portfolio, the greater the anticipated potential for total return, with, however, greater attendant market risk and price volatility than for a portfolio with a shorter duration. The market value of fixed income securities denominated in currencies other than the U.S. dollar also may be affected by movements in foreign currency exchange rates.

  The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of purchase. Many mortgage-related securities are subject to extension risk, meaning that their duration increases or decreases due to changes in the rate of prepayment on underlying mortgages at precisely the time that it may be most disadvantageous to the holder of the securities for such changes to occur. To the extent that unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of such security can be expected to increase.

  The values of all securities and other instruments held by the Acquiring Funds vary from time to time in response to a wide variety of market factors. Consequently, the net asset value per share of the Acquiring Funds, except the PIMS Money Market Fund, will vary. The net asset value per share of an Acquiring Fund may be less at the time of redemption than it was at the time of investment. Although the PIMS Money Market Fund attempts to maintain a stable net asset value of $1.00 per share, there can be no assurance that it will be able to do so. It is the policy of the Acquiring Funds, which invest primarily in fixed income securities, to be as fully invested as practicable in such securities at all times. While the duration of the Acquiring Funds' portfolios are generally within the ranges noted, each Acquiring Fund (other than the PIMS Money Market Fund) may invest in shorter term securities to shorten the duration of its portfolio and/or to provide for payment of expenses and/or to meet redemption requests.

  Derivative Instruments. The Acquiring Funds, except the PIMS Money Market Fund, may use derivative instruments consisting of futures, options, options on futures and swap agreements, for hedging purposes or as a part of their investment strategies. Use of these instruments may involve certain costs and risks, including the risk that the Fund could not close out a position when it would be most advantageous to do so due to an illiquid market, the risk of an imperfect correlation between the value of the securities being hedged and the value of the particular derivative instrument, the risk of bankruptcy or default of counterparties, and the risk that unexpected changes in interest rates or other market movements may adversely affect the value of the Fund's investments in particular derivative instruments. While the U.S. Government Fund limits its investments in derivative instruments to put and call options on U.S. Government Securities and futures contracts with respect to U.S. Government Securities and options thereon, the PIMS Total Return Fund is not subject to such restrictions.

  Foreign Securities. The Acquiring Funds may invest in the securities of foreign issuers, which may be subject to additional risk factors, including foreign currency and political risks, not applicable to securities of U.S. issuers. Some of the risks of investing in foreign securities include adverse changes in foreign currency exchange rates and restrictions, liquidity risks, tax liability, and risks of adverse political and economic developments.

  Foreign Currency Transactions. The Acquiring Funds, except the PIMS High Yield Fund and PIMS Money Market Fund, are subject to the risk in foreign currency transactions that currency exchange rates may fluctuate significantly and unpredictably over a short period of time. The PIMS High Yield Fund and the PIMS Money Market Fund may only invest in U.S. dollar-denominated securities of foreign issuers and thus are not directly exposed to foreign currency-related risks.

  High Yield Securities. The PIMS High Yield Fund, like the High Income Fund, normally invests at least 65% of its assets in securities rated below investment grade, sometimes referred to as "high yield securities" or "junk bonds." The remaining Acquiring Funds, except the PIMS Money Market Fund, and their corresponding Acquired Funds, may invest up to 10% of their assets in securities rated below investment grade. Such securities carry a high degree of credit risk and are considered speculative by the major rating agencies.

  Repurchase Agreements. Investing in repurchase agreements subjects the Acquiring Funds, like the Acquired Funds, to the risk that the default or bankruptcy of the seller of the repurchase agreement could subject the Fund to expenses, delays and risk of loss on the securities. The Acquiring Funds and the Acquired Funds limit their investments in repurchase agreements maturing in more than seven days and other illiquid securities to no more than 15% of net assets (10% in the case of the PIMS Money Market Fund and the Money Market
Fund), consistent with the Funds' policies on investments in illiquid securities. The U.S. Government Fund and the Money Market Fund invest only in repurchase agreements related to U.S. Government Securities; however, their respective Acquiring Funds, the PIMS Total Return Fund and PIMS Money Market Fund, are not subject to such a restriction.

  Reverse Repurchase Agreements and Borrowings. Reverse repurchase agreements and borrowings subject each of the Acquiring Funds, except the PIMS Money Market Fund, and their corresponding Acquired Funds, to the risk that changes in the value of a Fund's portfolio securities may amplify changes in the Fund's net asset value per share and also may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so. While the PIMS Total Return Fund may engage in reverse repurchase agreements, the U.S. Government Fund may not.

  Loans of Portfolio Securities. The Acquired Funds, except the Money Market Fund, and the Acquiring Funds, incur similar risks from lending their securities to broker-dealers if they exercise their right to lend securities. Those risks include the risk of the loss of rights in the collateral or delay in recovery of the collateral if the borrower fails financially. While the U.S. Government Fund only accepts cash and U.S. Government Securities as collateral for such loans, the PIMS Total Return Fund is not subject to such a restriction.

  Illiquid Securities. The Acquired Funds and the Acquiring Funds share similar risks for investments in illiquid securities--specifically, higher transaction costs. The Acquiring Funds and the Acquired Funds,may invest up to 15% of their net assets (10% in the case of the PIMS Money Market Fund and the Money Market Fund) in illiquid securities.

  Corporate Debt Securities. The U.S. Government Fund invests 100% of its assets in U.S. Government Securities, related repurchase agreements, put and call options on U.S. Government Securities and futures contracts with respect to U.S. Government Securities and options thereon. The PIMS Total Return Fund may invest in corporate debt securities, which unlike U.S. Government Securities, are not supported by the full faith and credit of the United States Government or the credit or discretionary authority of the agency issuing the instrument. Corporate debt securities involve the potential risk of default of the corporate issuer.

                        SPECIAL MEETING OF SHAREHOLDERS

  This Prospectus/Proxy Statement is furnished in connection with a Special Meeting of Shareholders to be held on December 20, 1996 or at such later time made necessary by adjournment (the "Meeting") and the solicitation of proxies by and on behalf of the Trustees of the PAF Trust for use at the Meeting. The Meeting is being held to consider the proposed Mergers of each Acquired Fund with the corresponding Acquiring Fund by the transfer of all of the Acquired Fund's assets and liabilities to the Acquiring Fund. This Prospectus/Proxy Statement and the enclosed form of proxy are being mailed to shareholders on or about November 4, 1996.

  The Trustees of the PAF Trust know of no matters other than those set forth herein to be brought before the Meeting. If, however, any other matters properly come before the Meeting, it is the Trustees' intention that proxies will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                          PROPOSALS 1, 2, 3, 4 AND 5:

        APPROVAL OR DISAPPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION

  The shareholders of the High Income Fund are being asked to approve or disapprove a Merger between the High Income Fund and the PIMS High Yield Fund (Proposal 1); the shareholders of the Total Return Income Fund are being asked to approve or disapprove a Merger between the Total Return Income Fund and the PIMS Total Return Fund (Proposal 2); the shareholders of the U.S. Government Fund are being asked to approve or disapprove a Merger between the U.S. Government Fund and the PIMS Total Return Fund (Proposal 3); the shareholders of the Short-Intermediate Fund are being asked to approve or disapprove a Merger between the Short-Intermediate Fund and the PIMS Low Duration Fund (Proposal 4); and the shareholders of the Money Market Fund are being asked to approve or disapprove a Merger between the Money Market Fund and the PIMS Money Market Fund (Proposal 5). Each Merger is proposed to take place pursuant to an Agreement and Plan of Reorganization between the Acquired Fund and the Acquiring Fund, dated as of November 1, 1996 (the "Agreement"), each of which is in the form attached to this Prospectus/Proxy Statement as Appendix A.

  Each Agreement provides, among other things, for the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for (i) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund and (ii) the issuance to the Acquired Fund of the Class A, Class B and Class C Merger Shares, the number of which will be calculated based on the value of the net assets attributable to the Class A, Class B and Class C shares, respectively, of the Acquired Fund acquired by the Acquiring Fund and the net asset value per Class A, Class B and Class C share of the Acquiring Fund, all as more fully described below under "Information About the Mergers."

  After receipt of the Merger Shares, the Acquired Fund will cause the Class A Merger Shares to be distributed to its Class A shareholders, the Class B Merger Shares to be distributed to its Class B shareholders and the Class C Merger Shares to be distributed to its Class C shareholders, in complete liquidation of the Acquired Fund. Each shareholder of the Acquired Fund will receive a number of full and fractional Class A, Class B or Class C Merger Shares equal in value at the date of the exchange to the aggregate value of the shareholder's Class A, Class B or Class C Acquired Fund shares, as the case may be.

  Trustees' Recommendations. The Trustees of the PAF Trust have voted unanimously to approve each proposed Merger and to recommend that shareholders of each Acquired Fund also approve the Merger for such Fund.

  Required Shareholder Vote. The affirmative vote of a plurality of the quorum required for the transaction of business of an Acquired Fund is necessary for the consummation of the proposed Merger for such Fund. At a meeting of shareholders of the Acquired Fund, 30% of the shares of the Acquired Fund entitled to vote, present in person or represented by proxy, shall constitute a quorum for the transaction of business for such Fund.

  A shareholder of an Acquired Fund objecting to the proposed Merger is not entitled under either Massachusetts law or the PAF Trust's Agreement and Declaration of Trust (the "PAF Declaration of Trust") to demand payment for and an appraisal of his or her Acquired Fund shares if the Merger is consummated over his or her objection. Shareholders may, however, redeem their shares at any time prior to the Merger and, if the Merger is consummated, shareholders will still be free at any time to redeem their Merger Shares, for cash at net asset value (less any applicable CDSC) at the time of such redemption, or to exchange their Merger Shares for shares of the same class of certain other funds offered by the PIMS Trust or PFEAS, at net asset value at the time of such exchange. See "Exchange Privilege" in Appendix B.

  Each proposed Merger is subject to a number of conditions, including the approval of the shareholders of the relevant Acquired Fund. The Mergers of the U.S. Government Fund into the PIMS Total Return Fund and the Total Return Income Fund into the PIMS Total Return Fund are separate transactions requiring separate votes. In the event that any Merger is not approved by the shareholders of the Acquired Fund, the Acquired Fund will continue to be managed as a separate series of the PAF Trust in accordance with its current investment objective and policies, and the PAF Trust's Trustees may consider such alternatives as may be in the best interests of shareholders.

BACKGROUND AND REASONS FOR THE PROPOSED MERGERS

  The Trustees of the PAF Trust, including the Trustees who are not "interested persons" of the PAF Trust (the "Independent Trustees"), have determined that each Merger would be in the best interests of the relevant Acquired Fund, and that the interests of such shareholders would not be diluted as a result of effecting the Merger. The Trustees have unanimously approved each proposed Merger and have recommended its approval by shareholders. In addition to the reasons for recommending the Mergers described below, the Trustees took into account the fact that the Acquired Fund will be bearing a portion of the expenses associated with the Mergers, including those described under "Information About the Mergers," and also considered the unrealized capital appreciation in each Fund as a percentage of the Fund's net assets.

  The principal reasons why the Trustees are recommending the Mergers and the overall restructuring of the PIMCO Mutual Funds of which the Mergers are a part are as follows:

    (i) Economies of Scale at Fund level. The Trustees have determined that it is in the best interests of each Acquired Fund's shareholders to combine the Acquired Fund with the corresponding Acquiring Fund in order to increase the asset base over which the Fund's expenses will be spread, which, in part, has allowed the Trustees of the PIMS Trust to approve agreements that provide total fees and expenses at favorable rates. As described more fully in the Overview under "Operating Expenses," total expenses for each Acquired Fund except for the Money Market Fund will decline immediately as a result of the Mergers.

    (ii) Unified fee structure. Under the PIMS Trust's "unified" fee structure, Acquired Fund shareholders will gain the immediate benefits of a level of Fund expenses that is, under ordinary circumstances, precise and predictable. During the term of the Acquiring Funds' administration agreement (initially, one year), Acquired Fund shareholders will be insulated, under ordinary circumstances, from price increases in third-party services and from associated increased expense ratios arising from a decline in net assets. On the other hand, under the terms of the administration agreement, the Acquiring Funds' administrator and not the shareholders would benefit from any price decreases in third-party services and from decreased expense ratios arising from an increase in net assets. Information on each Fund's operating expenses is set out above in the Overview under "Operating Expenses."

    (iii) Appropriate investment objectives, diversification, etc. The investment objective, policies, and restrictions of each Acquiring Fund are substantially similar to those of the corresponding Acquired Fund (with the exception of the PIMS Total Return Fund with respect to the U.S. Government
  Fund), and the Trustees believe that an investment in shares of the Acquiring Fund will provide shareholders with an investment opportunity comparable to that currently afforded by the Acquired Fund, with the potential for reduced investment risk because of the opportunities for additional diversification of portfolio investments through increased Fund assets. The PIMS Total Return Fund will provide investors in the U.S. Government Fund with a more diversified investment opportunity but may also expose U.S. Government Fund shareholders to greater investment risk.

    (iv) Continued investment in a mutual fund without recognition of gain or loss for federal income tax purposes. The proposed reorganization will permit Acquired Fund shareholders to keep their investment in an open-end mutual fund, without recognition of gain or loss for federal income tax purposes. If the Acquired Funds were to liquidate and shareholders were to receive the net asset value of their shares in liquidating distributions, gain or loss would be recognized for federal income tax purposes.

    (v) Larger, more integrated fund complex. The restructuring of the PIMCO Mutual Funds (which is subject to satisfaction of a number of conditions, including shareholder approval of the Mergers) should reduce confusion for shareholders between funds with similar names and/or investment objectives. It will also give shareholders broader exchange privileges among funds.

INFORMATION ABOUT THE MERGERS

  AGREEMENT AND PLAN OF REORGANIZATION. Each proposed Agreement and Plan of Reorganization provides that the relevant Acquiring Fund will acquire all of the assets of the corresponding Acquired Fund in exchange for the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund and for the issuance of the Class A, Class B and Class C Merger Shares, all as of the Exchange Date (defined in each Agreement to be January 17, 1997 or such other date as is agreed to by the Acquiring Fund and the Acquired Fund). The following discussion of the Agreements is qualified in its entirety by the full text of each Agreement, the form of which is attached as Appendix A to this Prospectus/Proxy Statement.

  Each Acquired Fund will sell all of its assets to the corresponding Acquiring Fund, and, in exchange, the Acquiring Fund will assume all of the liabilities of the Acquired Fund and deliver to the Acquired Fund (i) a number of full and fractional Class A Merger Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to its Class A shares, less the value of the liabilities of the Acquired Fund assumed by the Acquiring Fund attributable to the Class A shares of the Acquired Fund, (ii) a number of full and fractional Class B Merger Shares having a net asset value equal to the value of assets of the Acquired Fund attributable to its Class B shares, less the value of the liabilities of the Acquired Fund assumed by the Acquiring Fund attributable to the Class B shares of the Acquired Fund, and (iii) a number of full and fractional Class C Merger Shares, having a net asset value equal to the value of the assets of the Acquired Fund attributable to its Class C shares, less the value of the liabilities of the Acquired Fund assumed by the Acquiring Fund attributable to the Class C shares of the Acquired Fund.

  Immediately following the Exchange Date, each Acquired Fund will distribute pro rata to its shareholders of record as of the close of business on the Exchange Date the full and fractional Merger Shares received by the Acquired Fund, with Class A Merger Shares being distributed to holders of Class A shares of the Acquired Fund, Class B Merger Shares being distributed to holders of Class B shares of the Acquired Fund and Class C Merger Shares being distributed to holders of Class C shares of the Acquired Fund. As a result of the proposed transaction, each holder of Class A, Class B and Class C shares of the Acquired Fund will receive a number of Class A, Class B and Class C Merger Shares equal in aggregate value at the Exchange Date to the value of the Class A, Class B and Class C shares, respectively, of the Acquired Fund held by the shareholder. This distribution will be accomplished by the establishment of accounts on the share records of the corresponding Acquiring Fund in the names of the Acquired Fund shareholders, each account representing the respective number of full and fractional Class A, Class B or Class C Merger Shares due such shareholder. New certificates for Merger Shares will not be issued. Shareholders of the Acquired Funds holding certificates for shares will be sent instructions on how they will be able to exchange those certificates for certificates representing shares of the Acquiring Funds.

  The consummation of each Merger is subject to the conditions set forth in the Agreement, any of which may be waived. The Agreement may be terminated and the Merger abandoned at any time, before or after approval by the shareholders of each Fund, prior to the Exchange Date, by mutual consent of the relevant Trustees on behalf of the Acquired and Acquiring Funds or, if any condition set forth in the Agreement has not been fulfilled and has not been waived by the party entitled to its benefits, by such party.

  All legal and accounting fees and expenses, printing and other fees and expenses (other than portfolio transfer taxes (if any), brokerage and other similar expenses, all of which will be borne by the relevant Fund) incurred in connection with the consummation of the transactions contemplated by the Agreement will be allocated in accordance with the following: First, the costs of the overall restructuring of the PIMCO Mutual Funds referred to in the Overview under "Proposed Transactions," including the costs of the Mergers and this

Prospectus/Proxy Statement, are being preliminarily allocated on a basis approved by the Trustees, including the Independent Trustees, of the PAF Trust. This preliminary allocation is based in part on the number of funds involved and in part on the number of shareholders to whom mailings will be made. PIMCO Advisors will bear any and all expenses preliminarily allocated to the Acquired Fund and the Acquiring Fund to the extent that they would otherwise exceed the respective expense caps (the "Relevant Expense Caps") set forth below. The Acquired Fund and the Acquiring Fund have agreed to pay the expenses preliminarily allocated to them but not, however, in an amount exceeding the Relevant Expense Caps. In general, the Relevant Expense Caps represent a percentage (approximately 50%) of the projected aggregate savings in advisory and administrative fees for shareholders of the Acquired Funds under the Acquiring Funds' "unified" fee structure for the first year following the effective date of the Mergers. The currently estimated restructuring expenses to be borne by the Funds and Relevant Expense Caps are as follows:

     NAME OF FUND                CURRENT EXPENSE ESTIMATE RELEVANT EXPENSE CAP
     ------------                ------------------------ --------------------
   PAF Total Return Income Fund          $ 71,464               $180,938
   PAF High Income Fund                  $103,671               $239,260
   PAF U.S. Government Fund              $103,772               $226,711
   PAF Short-Intermediate Fund           $ 46,322               $ 46,322
   PAF Money Market Fund                 $      0               $      0
   PIMS Total Return Fund                $ 20,000               $ 20,000
   PIMS High Yield Fund                  $ 20,000               $ 20,000
   PIMS Low Duration Fund                $ 20,000               $ 20,000
   PIMS Money Market Fund                $ 20,000               $ 20,000

  Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by any other party of such expenses would result in the disqualification of the first party as a "regulated investment company" within the meaning of Section 851 of the Internal Revenue Code.

  DESCRIPTION OF THE MERGER SHARES. Full and fractional Merger Shares will be issued to each Acquired Fund's shareholders in accordance with the procedure under the Agreement as described above. The Merger Shares are Class A, Class B and Class C shares of the Acquiring Funds, which have characteristics identical to those of the corresponding class of Acquired Fund shares with respect to sales charges, CDSCs, conversion, and 12b-1 fees. Investors purchasing Class A shares of the Acquiring Funds generally pay a sales charge of up to 4.75% at the time of purchase, but Acquired Fund shareholders receiving Class A Merger Shares in the Merger will not pay a sales charge on such shares. Class A shares of the Acquiring Funds are generally not subject to redemption fees, except that certain purchases of $1,000,000 or more of Class A shares of the Acquiring Funds are not subject to a front-end sales load but are subject to a 1% CDSC if redeemed within 18 months after purchase. Class A shares of the Acquiring Funds are generally subject to a 12b-1 servicing fee at the annual rate of 0.25% of the net assets attributable to the Fund's Class A shares. Class B shares of the Acquiring Funds are sold without a front end sales charge, but are subject to a CDSC of up to 5% if redeemed within seven years of original purchase. Class B shares of the Acquiring Funds are also subject to 12b-1 distribution and servicing fees at the annual rates of 0.75% and 0.25%, respectively, of the Fund's average daily net assets attributable to Class B shares. Class B shares of the Acquiring Funds convert automatically into Class A shares after they have been held for seven years. Class C shares of the Acquiring Funds are sold without a front end sales charge, but are subject to a CDSC of 1% if redeemed within one year after purchase, and do not automatically convert into any other class of shares. Class C shares of the Acquiring Funds are generally subject to 12b-1 distribution and servicing fees at the annual rates of 0.75% and 0.25%, respectively, of the average daily net assets attributable to the Fund's Class C shares. For purposes of determining the CDSC payable on redemption of Class A, Class B or Class C Merger Shares received by holders of Class A, Class B or Class C shares of the Acquired Fund, as well as the conversion date of Class B Merger Shares, such shares will be treated as having been acquired as of the dates that, and for the prices at which, such shareholders originally acquired their Class A, Class B or Class C shares, as the case may be, of the Acquired Fund, and the CDSC would be applied at the same rate as was in effect for the Acquired Fund at the time the shares of the Acquired Fund were originally purchased. See "Alternative Purchase Arrangements" in Appendix B for more information about the characteristics of Class A, Class B and Class C shares of the Acquiring Funds.

  ADMINISTRATIVE ARRANGEMENTS. PIMCO serves as administrator to the Acquiring Funds pursuant to an administration agreement. The administrator provides administrative services to the Acquiring Funds, which includes clerical help and accounting, bookkeeping, internal audit services and certain other services required by the Acquiring Funds, preparation of reports to the Acquiring Funds' shareholders and regulatory filings. In addition, pursuant to the unified fee arrangement described above, the administrator, at its own expense, arranges for the provision of legal, audit, custody, portfolio accounting, transfer agency and other ordinary services for the Acquiring Funds, and is responsible for the costs of registration of the Acquiring Funds' shares and the printing of prospectuses and shareholder reports for current shareholders. For such services, each Acquiring Fund, except the PIMS Money Market Fund, pays the administrator an administrative fee at the annual rate of 0.40% (0.35% in the case of the PIMS Money Market Fund) of the average daily net assets attributable to each Fund's Class A, Class B and Class C shares.

  Certain expenses of the Acquiring Funds are not borne by the administrator. The Acquiring Funds are responsible for the following expenses: (i) salaries and other compensation of any of the PIMS Trust's executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO, or its subsidiaries or affiliates; (ii) taxes and governmental fees;
(iii) brokerage fees and commissions and other portfolio transaction expenses;
(iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the PIMS Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include distribution and/or service fees payable with respect to Class A, B and C shares and may include certain other expenses as permitted by the PIMS Trust's Amended and Restated Multi-Class Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended (the "1940 Act"), and subject to review and approval by the Trustees.

  CERTAIN PAYMENTS BY THE DISTRIBUTOR. In connection with the sale of Class B and Class C shares of the Acquired Funds, the Distributor pays commissions to broker-dealers from its own assets that it expects to recover over time through the receipt of distribution fees in connection with the Acquired Funds' Class B and Class C shares and the receipt of any CDSC on Class B and Class C shares. The total amount of such commissions paid by the Distributor with respect to the Acquired Funds before the consummation of the proposed Mergers will likely exceed the amounts recovered by the Distributor by that time. Such unrecovered amounts do not represent a liability of the Acquired Funds and, consequently, the Acquiring Funds will not assume any such liability in connection with the consummation of the Mergers. However, to the extent the Distributor has not fully recovered such commissions before the consummation of the proposed Mergers, it is anticipated that the PIMS Trust's Trustees will consider such unrecovered amounts, among other factors, in determining whether to continue payments of distribution fees in the future with respect to Class B and Class C shares of the Acquiring Funds.

  As of June 30, 1996, the expenses incurred by the Distributor in distributing shares of the PAF Trust were approximately $3,298,000 in excess of payments under the PAF Trust's Distribution and Servicing Plan with respect to Class C shares and $8,948,000 in excess of payments under the PAF Trust's Distribution and Servicing Plan with respect to Class B shares.

  DECLARATION OF TRUST. Each of the Merger Shares will be fully paid and nonassessable by the PIMS Trust when issued, will be transferable without restriction, and will have no preemptive or conversion rights, except that Class B Merger Shares will have the conversion rights specified above. The Declaration of Trust, as amended, of the PIMS Trust (the "PIMS Declaration") permits the Trust to divide its shares, without shareholder approval, into two or more series of shares representing separate investment portfolios and to further divide any such series, without shareholder approval, into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees may determine. At the time of each Merger, each Acquiring Fund's shares will be divided into five classes: the Institutional Class, the Administrative Class, Class A, Class B and Class C.

  Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the trust. However, the PIMS Declaration disclaims shareholder liability for acts or obligations of the PIMS Trust and/or the Acquiring Funds and requires that notice of such disclaimer be given in each agreement, undertaking, or obligation entered into or executed by the PIMS Trust, the Acquiring Funds or the Trustees. The PIMS Declaration provides for indemnification out of Acquiring Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Acquiring Fund as a result of holding shares of the Acquiring Fund. Thus, the risk of a shareholder's incurring financial loss from shareholder liability is limited to circumstances in which such disclaimer was inoperative and the Acquiring Fund was unable to meet its obligations. The likelihood of such a circumstance is considered remote. The shareholders of the Acquired Fund are currently subject to this same risk of shareholder liability, under Massachusetts law and similar provisions in the PAF Declaration of Trust.

  The PIMS Trust, like the PAF Trust, is governed by Massachusetts law, and the PIMS Trust's operations, like those of the PAF Trust, are subject to the provisions of the 1940 Act and the rules thereunder. Certain differences between the PIMS Declaration and the PAF Declaration are summarized below.

  The PIMS Declaration sets forth the specific matters on which shareholders are entitled to vote, the size of the vote required for approval of each such matter, the circumstances in which shareholders may call and hold meetings, and other information concerning shareholders' general voting rights. The PAF Declaration states that shareholders shall have power to vote as is provided for in, and may hold meetings and take actions pursuant to, the provisions of the PAF Bylaws.

  The PAF Bylaws provide that shareholders have the right to vote (i) for the election of Trustees, provided however, that no meeting of shareholders is required to be called for the purpose of electing Trustees unless and until such times as less than a majority of the Trustees have been elected by shareholders; (ii) with respect to any manager or subadviser to the extent required by the 1940 Act; (iii) with respect to the termination of the PAF Trust; (iv) with respect to amendments to the PAF Declaration which may adversely affect the rights of shareholders; (v) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not an action should be brought derivatively or as a class action on behalf of the PAF Trust or its shareholders; and (vi) with respect to such additional matters relating to the PAF Trust as may be required by law, the PAF Declaration, By-laws or any registration of the PAF Trust, or as the PAF Trustees consider necessary or desirable.

  Similarly, the PIMS Declaration permits shareholders to vote (i) for the election of Trustees; (ii) the approval of investment advisory contracts;
(iii) termination of the PIMS Trust; (iv) certain amendments to the PIMS Declaration; (v) with respect to certain reorganizations of the PIMS Trust;
(vi) with respect to incorporation of the PIMS Trust; (vii) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not an action should be brought derivatively or as a class action on behalf of the PIMS Trust or shareholders; and (viii) with respect to such other matters required by the PIMS Declaration, By-laws or the 1940 Act, or as the PIMS Trustees consider necessary or desirable.

  Both Declarations may be amended upon the vote of a majority of the shares entitled to vote, except in the case of the PAF Declaration Trustee approval is also required. In both cases, Trustees may make certain minor amendments without shareholder approval, such as changing the name of the Trust, or correcting ambiguous or inconsistent provisions. Under the PIMS Declaration, any amendment that would reduce the amount payable to shareholders upon liquidation requires two-thirds approval of shareholders.

  The PIMS Declaration provides that the Trust (or any series or class thereof) may be terminated upon the vote of two-thirds of the shares entitled to vote or such other vote as the Trustees may establish. In the case of the PAF Declaration, the PAF Trust (or any series or class thereof) may be terminated by the PAF Trust with or without shareholder approval. In addition, the PIMS Declaration provides that any merger or consolidation of the PIMS Trust or series thereof shall be approved by the vote of two-thirds of the shares entitled to vote, unless recommended by the PIMS Trustees, in which case only a majority vote is required. The PAF Bylaws permit a shareholder vote on a merger or consolidation to the extent that the PAF Trustees consider such a vote necessary or desirable. The PIMS Declaration provides that the PIMS Trust may incorporate upon a vote of a majority of the shares entitled to vote.

  Shares under both Declarations are deemed to be personal property giving no rights to shareholders except as set forth under the Declarations. The PAF Declaration provides that shareholders shall have no preemptive or other right to subscribe for additional shares of the Trust. The PIMS Declaration provides that shareholders shall not have preference, preemptive, appraisal, conversion or exchange rights, except as the Trustees may determine. Each share of either Trust entitles a shareholder to one vote, with fractional voting for fractional shares. The PIMS Declaration provides that on any matter submitted to a vote, shares shall be voted in the aggregate, except (i) when required by the 1940 Act, shares shall be voted by individual series, and (ii) when the PIMS Trustees determine that a matter affects the interests of less than all series (or classes), in which case only such series (or classes) may vote. The PAF Declaration includes no comparable provision; however, the PAF Bylaws provide that on any matter submitted to a vote, shares shall be voted by individual series, except (i) when required by the 1940 Act, shares shall be voted in the aggregate and (ii) when the PAF Trustees determine that a matter affects the interests of fewer than all series (or classes), in which case only such series (or classes) may vote.

  The PAF Declaration states that the minimum number of Trustees shall be three, and shall be set forth in the Bylaws. The PIMS Declaration permits between one and fifteen Trustees. Trustees of both PAF and PIMS serve until resignation, removal or death, or until the next meeting of shareholders called for the purpose of electing Trustees. PAF Trustees may be removed with or without cause by a majority vote of the Trustees at a meeting of Trustees at which a quorum is present. PIMS Trustees may be removed for cause by a vote of two-thirds of the Trustees or by a vote of two-thirds of the outstanding shares of the PIMS Trust.

  Most series of the PIMS Trust currently offer two classes of shares, Institutional Class and Administrative Class shares. The PIMS Trust also expects that, in connection with the overall reorganization of the mutual funds advised by PIMCO Advisors and its affiliates, a number of its funds will offer three additional classes of shares, Class A, Class B and Class C shares, beginning in mid-January, 1997. Rule 18f-3 under the 1940 Act currently provides, inter alia, that each class (i) shall have a different arrangement for shareholder services or the distribution of securities or both, and shall pay all of the expenses of that arrangement; (ii) may pay a different share of other expenses, not including advisory or custodial fees or other expenses related to the management of that company's assets, if these expenses are actually incurred in a different amount by that class, or if the class receives services of a different kind or to a different degree than other classes; (iii) may pay a different advisory fee to the extent that any difference in amount paid is the result of the application of the same performance fee provisions in the advisory contract of the company to the different investment performance of each class; and (iv) shall have exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangements.

  BOARD OF TRUSTEES OF THE PIMS TRUST. The Board of Trustees of the PIMS Trust consists of five members. It is not expected that any of the current Trustees of the PAF Trust will serve on the Board of the PIMS Trust. Accordingly, the Trustees who will have ultimate responsibility for the oversight and management of the Acquiring Funds subsequent to the Mergers are different from those who are responsible for the Acquired Funds. The Trustees of the PIMS Trust are Guilford C. Babcock, Thomas P. Kemp, Brent R. Harris, Vern O. Curtis and William J. Popejoy. In recommending that shareholders of the Acquired Funds approve the Mergers, the PAF Trust's Trustees took into account that, with the exception of Mr. Harris, each of the PIMS Trust's Trustees is not an Interested Trustee of either the PAF Trust or the PIMS Trust.

  FEDERAL INCOME TAX CONSEQUENCES. As a condition to each Acquired Fund's obligation to consummate the Merger, the Fund will receive an opinion from Ropes & Gray, counsel to the PAF Trust, to the effect that, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the "Code"), current administrative rules and court decisions, for federal income tax purposes: (i) under Section 361 of the Code, no gain or loss will be recognized by the Acquired Fund as a result of the reorganization; (ii) under
Section 354 of the Code, no gain or loss will be recognized by shareholders of the Acquired Fund on the distribution of Merger Shares to them in exchange for their shares of the Acquired Fund; (iii) under Section 358 of the Code, the tax basis of the Merger Shares that the Acquired Fund's shareholders receive in place of their Acquired Fund shares will be the same as the basis of the Acquired Fund shares; and (iv) under Section 1223(1) of the Code, a shareholder's holding period for the Merger Shares received pursuant to the Agreement will be determined by including the holding period for the Acquired Fund shares exchanged for the Merger Shares, provided that the shareholder held the Acquired Fund shares as a capital asset. The opinion will be based on certain factual certifications made by officers of the PIMS Trust and the PAF Trust and will also be based on customary assumptions.

  Prior to the Exchange Date, each Acquired Fund will declare a distribution to shareholders which, together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the Exchange Date.

  CAPITALIZATION. The following tables show the capitalization as of (i) June 30, 1996 for the U.S. Government Fund and the PIMS Total Return Fund, for the Total Return Income Fund and the PIMS Total Return Fund, and for the Short-Intermediate Fund and the PIMS Low Duration Fund, and (ii) March 31, 1996 for the High Income Fund and PIMS High Yield Fund and for the Money Market Fund and PIMS Money Market Fund, and on a pro forma basis as of the relevant dates, giving effect to each proposed acquisition of assets at net asset value:

                             CAPITALIZATION TABLES

                                 MARCH 31, 1996
                                  (UNAUDITED)

                                                   HIGH     PIMS HIGH  PRO FORMA
                                                INCOME FUND YIELD FUND COMBINED*
                                                ----------- ---------- ---------
Net assets (000's omitted)
 Class A.......................................  $ 19,123    $    --   $ 19,120
 Class B.......................................    17,193         --     17,190
 Class C.......................................   178,954         --    178,925
 Institutional Class...........................       --      536,983   536,894
 Administrative Class..........................       --        1,007     1,007
Shares outstanding (000's omitted)
 Class A.......................................     2,395         --      2,395
 Class B.......................................     2,158         --      2,158
 Class C.......................................    22,592         --     22,592
 Institutional Class...........................       --       49,062    49,062
 Administrative Class..........................       --           92        92
Net asset value per share
 Class A.......................................  $   7.98    $    --   $   7.98
 Class B.......................................      7.97         --       7.97
 Class C.......................................      7.92         --       7.92
 Institutional Class...........................       --        10.94     10.94
 Administrative Class..........................       --        10.94     10.94

--------
* Pro forma net assets have been reduced by merger-related legal and accounting costs and certain other costs.



                                 JUNE 30, 1996
                                  (UNAUDITED)

                                           TOTAL RETURN PIMS TOTAL   PRO FORMA
                                           INCOME FUND  RETURN FUND  COMBINED*
                                           ------------ ----------- -----------
Net assets (000's omitted)
 Class A..................................   $59,103    $       --  $    59,103
 Class B..................................    41,430            --       41,430
 Class C..................................    91,548            --       91,548
 Institutional Class......................       --      10,629,773  10,629,773
 Administrative Class.....................       --         117,134     117,134
Shares outstanding (000's omitted)
 Class A..................................     5,747            --        5,747
 Class B..................................     4,016            --        4,016
 Class C..................................     8,904            --        8,904
 Institutional Class......................       --       1,040,655   1,040,655
 Administrative Class.....................       --          11,467      11,467
Net asset value per share
 Class A..................................   $ 10.28    $       --  $     10.28
 Class B..................................     10.32            --        10.32
 Class C..................................     10.28            --        10.28
 Institutional Class......................       --           10.21       10.21
 Administrative Class.....................       --           10.21       10.21

--------
* These pro forma figures represent only the merger of the Total Return Income Fund into the PIMS Total Return Fund.

                                 JUNE 30, 1996
                                  (UNAUDITED)

                                                U.S.
                                             GOVERNMENT PIMS TOTAL   PRO FORMA
                                                FUND    RETURN FUND  COMBINED*
                                             ---------- ----------- -----------
Net assets (000's omitted)
 Class A....................................  $ 16,789  $       --  $    16,789
 Class B....................................     5,130          --        5,130
 Class C....................................   248,893          --      248,893
 Institutional Class........................       --    10,629,773  10,629,773
 Administrative Class.......................       --       117,134     117,134
Shares outstanding (000's omitted)
 Class A....................................     1,884          --        1,884
 Class B....................................       576          --          576
 Class C....................................    28,053          --       28,053
 Institutional Class........................       --     1,040,655   1,040,655
 Administrative Class.......................       --        11,467      11,467
Net asset value per share
 Class A....................................  $   8.91  $       --  $      8.91
 Class B....................................      8.90          --         8.90
 Class C....................................      8.87          --         8.87
 Institutional Class........................       --         10.21       10.21
 Administrative Class.......................       --         10.21       10.21

--------
* These pro forma figures represent only the merger of the U.S. Government Fund into the PIMS Total Return Fund.



                                 JUNE 30, 1996
                                  (UNAUDITED)

                                             SHORT-
                                          INTERMEDIATE   PIMS LOW    PRO FORMA
                                              FUND     DURATION FUND  COMBINED
                                          ------------ ------------- ----------
Net assets (000's omitted)
 Class A.................................   $ 46,566    $      --    $   46,566
 Class B.................................      2,601           --         2,601
 Class C.................................     68,510           --        68,510
 Institutional Class.....................        --      2,672,414    2,672,414
 Administrative Class....................        --          3,232        3,232
Shares outstanding (000's omitted)
 Class A.................................      4,806           --         4,806
 Class B.................................        268           --           268
 Class C.................................      7,092           --         7,092
 Institutional Class.....................        --        269,908      269,908
 Administrative Class....................        --            326          326
Net asset value per share
 Class A.................................   $   9.69    $      --    $     9.69
 Class B.................................       9.69           --          9.69
 Class C.................................       9.66           --          9.66
 Institutional Class.....................        --           9.90         9.90
 Administrative Class....................        --           9.90         9.90

                                MARCH 31, 1996
                                  (UNAUDITED)

                                                  MONEY    PIMS MONEY  PRO FORMA
                                               MARKET FUND MARKET FUND COMBINED*
                                               ----------- ----------- ---------
Net assets (000's omitted)
 Class A......................................   $21,991     $   --     $21,988
 Class B......................................       293         --         293
 Class C......................................    78,189         --      78,176
 Institutional Class..........................       --       25,935     25,931
 Administrative Class.........................       --           10         10
Shares outstanding (000's omitted)
 Class A......................................    21,991         --      21,991
 Class B......................................       293         --         293
 Class C......................................    78,189         --      78,189
 Institutional Class..........................       --       25,935     25,935
 Administrative Class.........................       --           10         10
Net asset value per share
 Class A......................................   $  1.00     $   --     $  1.00
 Class B......................................      1.00         --        1.00
 Class C......................................      1.00         --        1.00
 Institutional Class..........................       --         1.00       1.00
 Administrative Class.........................       --         1.00       1.00

--------
*Pro forma net assets have been reduced by merger-related legal and accounting costs and certain other costs.

  Pro forma financial statements of the PIMS High Yield and Money Market Funds as of and for the fiscal year ended March 31, 1996 are included in the Merger Statement of Additional Information. Because each Agreement provides that the Acquiring Fund will be the surviving fund following the reorganization and because the Acquiring Fund's investment objective and policies will remain unchanged, the pro forma financial statements reflect the transfer of the assets and liabilities of the Acquired Fund to the Acquiring Fund as contemplated by the Agreement. Because the assets of the Total Return Income, U.S. Government and Short-Intermediate Funds each represent less than 10% of the assets of their respective Acquiring Funds, pro forma financial statements for these Funds are not provided.

                     INFORMATION ABOUT THE ACQUIRING FUNDS

  Other information relating to the Acquiring Funds, including information with respect to their investment objectives, policies and restrictions, may be found at Appendix B to this Prospectus/Proxy Statement. Further information regarding the Acquiring Funds, including financial information, may be found in the Merger Statement of Additional Information, the PIMS Prospectus, the PIMS Statement of Additional Information and the PIMS Annual Report, which are available on request by calling 1-800-927-4648. Certain information and commentary from the PIMS Annual Report relating to the Acquiring Funds' recent investment performance is set forth in Appendix C to this Prospectus/Proxy Statement.

  Proxy materials, reports, proxy and information statements and other information filed by the PIMS Trust with respect to the Acquiring Funds can be inspected and copied at the Public Reference Facilities maintained by the Securities and Exchange Commission at 450 Fifth Street, N.W., Washington, D.C. 20549; 7 World Trade Center, Suite 1300, New York, New York 10048; and 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

                     INFORMATION ABOUT THE ACQUIRED FUNDS

  Other information relating to the Acquired Funds, including information in respect of their investment objectives and policies and financial history, may be found in the Merger Statement of Additional Information, the PAF Prospectus, the PAF Statement of Additional Information and the PAF Semi-Annual Report, which are available on request by calling 1-800-426-0107.

  Proxy materials, reports, proxy and information statements and other information filed by the PAF Trust with respect to the Acquired Funds can be inspected and copied at the Public Reference Facilities maintained by the Securities and Exchange Commission at 450 Fifth Street, N.W., Washington, D.C. 20549; 7 World Trade Center, Suite 1300, New York, New York 10048; and 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

                              VOTING INFORMATION

  RECORD DATE AND METHOD OF TABULATION. Shareholders of record of each Acquired Fund at the close of business on October 18, 1996 (the "Record Date") will be entitled to notice of and to vote at the Meeting or any adjournment thereof. Shareholders are entitled to one vote for each share held, with fractional shares voting proportionally. Shareholders of each Acquired Fund will vote only on the approval or disapproval of that Fund's Merger.

  Votes cast by proxy or in person at the Meeting will be counted by persons appointed by the PAF Trust as tellers for the Meeting. The tellers will count the total number of votes cast "for" approval of the proposal for purposes of determining whether sufficient affirmative votes have been cast. The tellers will count shares represented by proxies that reflect abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and (ii) the broker or nominee does not have the discretionary voting power on a particular matter) as shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum. So long as a quorum is present, abstentions and broker non-votes will have no effect on the outcome of the voting on the proposal.

  As of the Record Date, as shown on the books of the PAF Trust, there were issued and outstanding the following numbers of shares of beneficial interest of each class of each Acquired Fund:

                                CLASS A        CLASS B       CLASS C
                             -------------- ------------- --------------
   High Income Fund           3,199,105.330 5,022,140.052 24,233,242.899
   Total Return Income Fund   6,768,463.714 5,042,056.805 10,010,892.003
   U.S. Government Fund       1,546,209.113   691,003.061 26,544,768.053
   Short-Intermediate Fund    5,010,802.044   405,411.951  6,839,592.641
   Money Market Fund         27,466,923.571 1,584,292.270 72,238,952.024

  As of the Record Date, to the best of the knowledge of the PAF Trust and the PIMS Trust, the following persons owned of record or beneficially 5% or more of the outstanding shares of the indicated classes of the Acquired Funds and the Acquiring Funds:

                                                                                   SHARES     PERCENTAGE OF
                                                  OWNER                             OWNED      OUTSTANDING
                                                  -----                         ------------- -------------
HIGH INCOME FUND          Merrill Lynch, Pierce, Fenner & Smith Inc.                  799,699     24.99%
 CLASS A                  for the sole benefit of its customers ("MLPFS")
                          Attn: Fund Administration
                          4800 Deer Lake Drive East, Floor 3
                          Jacksonville, FL 32246
                          Central Fidelity National Bank, Custodian               237,141.513      7.41%
                          FBO Obici Foundation
                          Attn: Mutual Funds, 5th Floor
                          P.O. Box 27602
                          Richmond, VA 23261
                          Fifth Third Bank Tr.                                    215,516.658      6.73%
                          FBO Cleveland Glass & Glazing
                          P.O. Box 630074
                          Cincinnati, OH 45263
HIGH INCOME FUND          MLPFS                                                     2,049,041     40.80%
 CLASS B
HIGH INCOME FUND          MLPFS                                                 3,026,353.154     12.48%
 CLASS C
TOTAL RETURN INCOME FUND  MLPFS                                                     1,007,562     14.88%
 CLASS A                  Trust Co. Bank Tr.                                      600,725.570      8.87%
                          FBO City of Spartanburg Retirement Plan
                          P.O. Box 4655
                          Atlanta, GA 30302
                          North American Trust Co. Tr.                            374,980.650      5.54%
                          FBO Omnibus Acct.
                          SCW & M Pooled Funds
                          P.O. Box 84419
                          San Diego, CA 92138
                          NationsBank Va. Tr.                                     354,812.728      5.24%
                          FBO Louise Obici Hospital
                          P.O. Box 831575
                          Dallas, TX 75283
TOTAL RETURN INCOME FUND  MLPFS                                                     1,855,129     36.79%
 CLASS B
TOTAL RETURN INCOME FUND  MLPFS                                                 2,384,300.414     23.81%
 CLASS C
U.S. GOVERNMENT FUND      MLPFS                                                       533,267     34.48%
 CLASS A                  Donaldson Lufkin Jenrette Securities Corporation Inc.   127,396.682      8.23%
                          P.O. Box 2053
                          Jersey City, NJ 07303
                          John W. Layne Tr.                                        87,703.928      5.67%
                          U/A Aug 22 85
                          J W Layne Inc. Profit Sharing Plan and Trust
                          P.O. Box 240605
                          Charlotte, NC 28224

                                                                                        SHARES     PERCENTAGE OF
                                                    OWNER                                OWNED      OUTSTANDING
                                                    -----                            ------------- -------------
U.S. GOVERNMENT FUND     MLPFS                                                             222,209     32.15%
 CLASS B
U.S. GOVERNMENT FUND     MLPFS                                                       5,924,998.407     22.32%
 CLASS C
SHORT-INTERMEDIATE FUND  Richard J. Steinhelper Tr.                                  3,493,675.920     69.72%*
 CLASS A                 Michigan Tooling Association Benefit Plans Investment Trust
                         20501 Ford Road
                         P.O. Box 338
                         Dearborn, MI 48121
                         PaineWebber                                                   436,299.219      8.70%
                         FBO Adventist Healthcare Mid-Atlantic Fixed Income
                         Dan Bowen
                         14915 Broschart Road #250
                         Rockville, MD 20850
SHORT-INTERMEDIATE FUND  MLPFS                                                              39,393      9.71%
 CLASS B
                         NFSC FEBO                                                      26,532.154      6.54%
                         Mary S. Longanecher, Executor
                         Estate of Reida Longanecher
                         10 Windbriar Lane
                         Gettysburg, PA 17325
SHORT-INTERMEDIATE FUND  MLPFS                                                           2,036,372     29.77%
 CLASS C
MONEY MARKET FUND        J.C. Bradford & Co., Custodian FBO                          7,375,212.630     26.85%
 CLASS A                 RCIP Limited Partners I
                         330 Commerce Street
                         Nashville, TN 37201
                         J.C. Bradford & Co., Custodian FBO                          2,832,995.680     10.31%
                         DCIP Limited Partners I
                         330 Commerce Street
                         Nashville, TN 37201
                         RPSS Tr. Rollover IRA                                       2,003,001.310      7.29%
                         FBO James J. Maguire
                         42 Western Drive
                         Short Hills, NJ 07078
                         Trustees of Amherst College Corp.                           1,795,953.060      6.53%
                         U/A Jun 14 85
                         Donald S. Cohen Charitable Remainder Unitrust
                         P.O. Box 2221
                         Amherst, MA 01004
MONEY MARKET FUND        Raymond James & Assoc. CSDN                                   131,574.200      8.30%
 CLASS B                 Donald L. Frye IRA
                         7721 West Reeves Road
                         Bloomington, IN 47404
                         Prudential-Bache Securities                                   111,562.710      7.04%
                         TCZ 04291
                         New York, NY 10292
                         PaineWebber FBO                                                93,483.790      5.90%
                         Ellen Barrett, Trustee FBO
                         Barnett Charitable Annuity Trust dated 1/23/96
                         12630 Senda Acantilada
                         San Diego, CA 92128
                         Dain Bosworth Inc. FBO                                         91,615.370      5.78%
                         Ernest C. Goggio
                         P.O. Box 17769
                         Milwaukee, WI 53217

                                                                  SHARES     PERCENTAGE OF
                                    OWNER                         OWNED       OUTSTANDING
                                    -----                     -------------- -------------
PIMS MONEY      St. Johns Hospital                             8,221,770.480     28.59%*
 MARKET FUND    1328 22nd Street
 INSTITUTIONAL  Santa Monica, California 90404
 CLASS
                California Community Foundation                5,876,527.700     20.44%
                606 South Olive Street, Suite 2400
                Los Angeles, California 90014
                Marin Community Foundation                     4,506,462.380     15.67%
                17 East Sir Francis Drake, Suite 200
                Larkspur, California 94939
                PIMCO Advisors L.P.                            4,451,548.770     15.48%
                800 Newport Center Drive
                Newport Beach, California 92660
PIMS MONEY      IFTC as Trustee for Godwins 401(k)                12,566.870    100.00%
 MARKET FUND    127 West 10th Street, 11th Floor
 ADMINISTRATIVE Kansas City, Missouri 64105-1716
 CLASS
PIMS LOW        Charles Schwab & Co., Inc.**                  25,496,102.348      9.61%
 DURATION FUND  101 Montgomery Street
 INSTITUTIONAL  San Francisco, California 94104
 CLASS
PIMS LOW        Frost National Bank as Trustee for               198,900.868     45.50%
 DURATION FUND  Lau & Co.
 ADMINISTRATIVE 100 West Houston
 CLASS          San Antonio, Texas 78296
                First Interstate Bank as Trustee for             141,043.420     32.27%
                Choicemaster
                P.O. Box 9800
                Calabasas, California 91302
                FIIOC as Agent for                                40,277.949      9.21%
                Certain Employee Benefits Plan
                100 Magetian KWIC
                Covington,Kentucky 41015
                Melrose-Wakefield Hospital                        28,503.545      6.52%
                585 Lebanon Street
                Melrose, Massachusetts 02176
PIMS HIGH       Charles Schwab & Co., Inc.**                   9,876,039.222     14.52%
 YIELD FUND     101 Montgomery Street
 INSTITUTIONAL  San Francisco, California 94104
 CLASS
PIMS HIGH       Northwestern Trust and Investors Advisory Co.    160,151.949     56.45%
 YIELD FUND     1201 Third Avenue, Suite 2010
 ADMINISTRATIVE Seattle, Washington 98101
 CLASS
                Seifer Charitable Remainder Unitrust              91,318.517     32.19%
                1106 Richman Knoll
                Fullerton, California 92635
                FIIOC as Agent for                                32,212.040     11.36%
                Certain Employee Benefits Plan
                100 Magetian KWIC
                Covington, Kentucky 41015
PIMS TOTAL      Charles Schwab & Co., Inc.**                  63,402,809.431      5.67%
 RETURN FUND    101 Montgomery Street
 INSTITUTIONAL  San Francisco, California 94104
 CLASS

                                                           SHARES     PERCENTAGE OF
                                 OWNER                      OWNED      OUTSTANDING
                                 -----                  ------------- -------------
PIMS TOTAL      American Express Institutional Services 2,373,804.086     17.76%
 RETURN FUND    P.O. Box 489
 ADMINISTRATIVE Minneapolis, Minnesota 55440-0489
 CLASS
                FIIOC as Agent for                      2,236,893.590     16.73%
                Certain Employee Benefits Plan
                100 Magetian KWIC
                Covington, Kentucky 41015
                Melville Corporation                    1,715,711.314     12.83%
                One Theall Road
                Rye, New York 10580
                University of South Dakota Foundation   1,293,098.422      9.67%
                414 East Clark
                Alumni Foundation Center
                Vermillion, South Dakota 57069

--------
 * Entity owned 25% or more of the outstanding shares of beneficial interest of the Fund, and therefore may be presumed to "control" the Fund, as that term is defined in the 1940 Act.
**Shares are held only as nominee.

  The percentages appearing in the foregoing table are not expected to change as a result of any of the Mergers, because each Acquiring Fund has outstanding only Institutional and Administrative Class shares and each Acquired Fund has outstanding only Class A, Class B and Class C shares. As of the Record Date, the officers and Trustees of the PIMS Trust and the PAF Trust as a group beneficially owned less than 1% of the outstanding shares of each Acquiring Fund.

  SOLICITATION OF PROXIES. Solicitation of proxies by personal interview, mail, and telephone, may be made by officers and Trustees of the PAF Trust and the PIMS Trust and officers and employees of the Distributor and its affiliates. In addition, the firm of Shareholder Communications Corporation ("SCC") has been retained to assist in the solicitation of proxies. The costs of retaining SCC and other expenses incurred in connection with the solicitation of proxies, like the other costs associated with the general restructuring of the PIMCO Mutual Funds, will be only partially borne by the Funds. See "Information About the Mergers."

  REVOCATION OF PROXIES. Any shareholder giving a proxy has the power to revoke it by mail (addressed to the PAF Trust's Clerk at the principal office of the PAF Trust at 2187 Atlantic Street, Stamford, Connecticut 06902) or in person at the Meeting, by executing a superseding proxy or by submitting a notice of revocation to the Clerk of the PAF Trust. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy, or, if no specification is made, FOR the proposal (set forth in Proposals 1, 2, 3, 4 or 5 of the Notice of Meeting) to implement the Merger with respect to the relevant Acquired Fund.

  SHAREHOLDER PROPOSALS AT FUTURE MEETINGS OF SHAREHOLDERS. The PAF Declaration does not provide for annual meetings of shareholders and the PAF Trust does not currently intend to hold such a meeting for shareholders of the Acquired Funds in 1996 or 1997. Shareholder proposals for inclusion in a proxy statement for any subsequent meeting of the Acquired Funds' shareholders must be received by the PAF Trust a reasonable period of time prior to any such meeting. If the Mergers are consummated, the Acquired Funds will terminate in 1997, after which there would be no meetings of the shareholders of the Acquired Funds.

  ADJOURNMENT. If sufficient votes in favor of any proposal are not received by the time scheduled for the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any adjournment will require the affirmative vote of a plurality of the votes cast on the question in person or by proxy at the session of the Meeting to be adjourned. If a meeting is adjourned with respect to a proposal, any other proposal(s) may still be acted upon. The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of the proposal. They will vote against any such adjournment those proxies required to be voted against the proposal. The costs of any additional solicitation and of any adjourned session will be borne as described above under "Information About the Mergers."

November 4, 1996

                                                                     APPENDIX A

                     AGREEMENT AND PLAN OF REORGANIZATION

  This Agreement and Plan of Reorganization (the "Agreement") is made as of November 1, 1996 by and between PIMCO Advisors Funds, a Massachusetts business trust (the "PAF Trust"), on behalf of its [name of Acquired Fund] (the "Acquired Fund"), and PIMCO Funds, a Massachusetts business trust (the "PIMS Trust"), on behalf of its [name of Acquiring Fund] (the "Acquiring Fund").

                            PLAN OF REORGANIZATION

  (a) The Acquired Fund will sell, assign, convey, transfer and deliver to the Acquiring Fund on the Exchange Date (as defined in Section 6) all of its properties and assets. In consideration therefor, the Acquiring Fund shall, on the Exchange Date, assume all of the liabilities of the Acquired Fund existing at the Valuation Time and deliver to the Acquired Fund (i) a number of full and fractional Class A shares of beneficial interest of the Acquiring Fund (the "Class A Merger Shares") having an aggregate net asset value equal to the value of the assets of the Acquiring Fund attributable to Class A shares of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund attributable to Class A shares of the Acquired Fund assumed by the Acquiring Fund on that date, (ii) a number of full and fractional Class B shares of beneficial interest of the Acquiring Fund (the "Class B Merger Shares") having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to Class B shares of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund attributable to Class B shares of the Acquired Fund assumed by the Acquiring Fund on that date, and (iii) a number of full and fractional Class C shares of beneficial interest of the Acquiring Fund (the "Class C Merger Shares") having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to Class C shares of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund attributable to Class C shares of the Acquired Fund assumed by the Acquiring Fund on that date. (The Class A Merger Shares, the Class B Merger Shares and the Class C Merger Shares shall be referred to collectively as the "Merger Shares.") It is intended that the reorganization described in this Plan shall be a reorganization within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the "Code").

  (b) Upon consummation of the transactions described in paragraph (a) of this Plan of Reorganization, the Acquired Fund shall distribute in complete liquidation to its Class A, Class B and Class C shareholders of record as of the Exchange Date Class A, Class B and Class C Merger Shares, each shareholder being entitled to receive that proportion of such Class A, Class B and Class C Merger Shares which the number of Class A, Class B or Class C shares of beneficial interest of the Acquired Fund held by such shareholder bears to the number of Class A, Class B and Class C shares of the Acquired Fund outstanding on such date. Certificates representing the Merger Shares will not be issued. All issued and outstanding shares of the Acquired Fund will simultaneously be cancelled on the books of the Acquired Fund.

  (c) As promptly as practicable after the liquidation of the Acquired Fund as aforesaid, the Acquired Fund shall be dissolved pursuant to the provisions of the Declaration of Trust of the PAF Trust, as amended, and applicable law, and its legal existence terminated. Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the Exchange Date and, if applicable, such later date on which the Acquired Fund is liquidated.

                                   AGREEMENT

  The Acquiring Fund and the Acquired Fund agree as follows:

1. Representations, Warranties and Agreements of the Acquiring Fund. The Acquiring Fund represents and warrants to and agrees with the Acquired Fund that:

    a. The Acquiring Fund is a series of shares of the PIMS Trust, a Massachusetts business trust duly established and validly existing under the laws of The Commonwealth of Massachusetts, and has power to own all of its properties and assets and to carry out its obligations under this Agreement. The PIMS Trust is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on the PIMS Trust. Each of the PIMS Trust and the Acquiring Fund has all necessary federal, state and local authorizations to carry on its business as now being conducted and to carry out this Agreement.

    b. The PIMS Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect.

    c. A statement of assets and liabilities, statements of operations, statements of changes in net assets and a schedule of investments (indicating their market values) of the Acquiring Fund as of and for the year ended March 31, 1996 have been furnished to the Acquired Fund. Such statement of assets and liabilities and schedule fairly present the financial position of the Acquiring Fund as of their date and said statements of operations and changes in net assets fairly reflect the results of its operations and changes in net assets for the periods covered thereby in conformity with generally accepted accounting principles.

    d. The prospectus and statement of additional information of the PIMS Trust, each dated June 15, 1996, as supplemented September 3, 1996 (collectively, the "PIMS Prospectus"), previously furnished to the Acquired Fund, did not as of such date and does not contain, with respect to the PIMS Trust or the Acquiring Fund, any untrue statements of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

    e. There are no material legal, administrative or other proceedings pending or, to the knowledge of the PIMS Trust or the Acquiring Fund, threatened against the PIMS Trust or the Acquiring Fund, which assert liability on the part of the PIMS Trust or the Acquiring Fund. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

    f. The Acquiring Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of March 31, 1996 and those incurred in the ordinary course of business as an investment company since March 31, 1996. Prior to the Exchange Date, the Acquiring Fund will endeavor to quantify and to reflect on its balance sheet all of its material known liabilities and will advise the Acquired Fund of all material liabilities, contingent or otherwise, incurred by it subsequent to March 31, 1996, whether or not incurred in the ordinary course of business.

    g. As of the Exchange Date, the Acquiring Fund will have filed all federal and other tax returns and reports which, to the knowledge of the PIMS Trust's officers, are required to be filed by the Acquiring Fund and has paid or will pay all federal and other taxes shown to be due on said returns or on any assessments received by the Acquiring Fund. All tax liabilities of the Acquiring Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquiring Fund has been asserted, and no question with respect thereto has been raised or is under audit, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

    h. No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act and state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico).

    i. The registration statement (the "Registration Statement") filed with the Securities and Exchange Commission (the "Commission") by the PIMS Trust on Form N-14 on behalf of the Acquiring Fund and relating to the Merger Shares issuable hereunder, and the proxy statement of the Acquired Fund relating to the meeting of the Acquired Fund's shareholders referred to in
  Section 7(a) herein (together with the documents incorporated therein by reference, the "Acquired Fund Proxy Statement"), on the effective date of the Registration Statement (i) complied in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders meeting referred to in Section 7(a) and on the Exchange Date, the prospectus which is contained in the Registration Statement, as amended or supplemented by any amendments or supplements filed with the Commission by the PIMS Trust, and the Acquired Fund Proxy Statement will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or the Acquired Fund Proxy Statement made in reliance upon and in conformity with information furnished by the Acquired Fund for use in the Registration Statement or the Acquired Fund Proxy Statement.

    j. There are no material contracts outstanding to which the Acquiring Fund is a party, other than as will be disclosed in the Registration Statement, the PIMS Prospectus or the Acquired Fund Proxy Statement.

    k. To the best of its knowledge, all of the issued and outstanding shares of beneficial interest of the Acquiring Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws (including any applicable exemptions therefrom), or the Acquiring Fund has taken any action necessary to remedy any prior failure to have offered for sale and sold such shares in conformity with such laws.

    l. The Acquiring Fund qualifies and will at all times through the Exchange Date qualify for taxation as a "regulated investment company" under Sections 851 and 852 of the Code.

    m. The issuance of the Merger Shares pursuant to this Agreement will be in compliance with all applicable federal and state securities laws.

    n. The Merger Shares to be issued to the Acquired Fund have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof.

    o. All issued and outstanding shares of the Acquiring Fund are, and at the Exchange Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund shares, nor is there outstanding any security convertible into any of the Acquiring Fund shares.

2. Representations, Warranties and Agreements of the Acquired Fund. The Acquired Fund represents and warrants to and agrees with the Acquiring Fund that:

    a. The Acquired Fund is a series of shares of the PAF Trust, a Massachusetts business trust duly established and validly existing under the laws of The Commonwealth of Massachusetts, and has power to own all of its properties and assets and to carry out this Agreement. The PAF Trust is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on the PAF Trust. Each of the PAF Trust and the Acquired Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted and to carry out this Agreement.

    b. The PAF Trust is registered under the 1940 Act as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect.

    c. A statement of assets and liabilities, statements of operations, statements of changes in net assets and a schedule of investments (indicating their market values) of the Acquired Fund as of and for the fiscal year ended September 30, 1996 will be furnished to the Acquiring Fund prior to the Exchange Date. Such statement of assets and liabilities and schedule will fairly present the financial position of the Acquired Fund as of their date and said statements of operations and changes in net assets will fairly reflect the results of its operations and changes in net assets for the periods covered thereby in conformity with generally accepted accounting principles.

    d. The prospectus and statement of additional information of the PAF Trust dated February 1, 1996 and July 12, 1996, respectively, as supplemented September 27, 1996 (collectively, the "PAF Prospectus"), which has been previously furnished to the Acquiring Fund, did not contain as of such dates and does not contain, with respect to the PAF Trust and the Acquired Fund, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

    e. There are no material legal, administrative or other proceedings pending or, to the knowledge of the PAF Trust or the Acquired Fund, threatened against the PAF Trust or the Acquired Fund, which assert liability on the part of the PAF Trust or the Acquired Fund. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

    f. There are no material contracts outstanding to which the Acquired Fund is a party, other than as will be disclosed in the Registration Statement, the PAF Prospectus or the Acquired Fund Proxy Statement.

    g. The Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those that will be shown on the Acquired Fund's statement of assets and liabilities as of September 30, 1996 referred to above and those incurred in the ordinary course of its business as an investment company since such date. Prior to the Exchange Date, the Acquired Fund will endeavor to quantify and to reflect on its balance sheet all of its material known liabilities and will advise the Acquiring Fund of all material liabilities, contingent or otherwise, incurred by it subsequent to September 30, 1996, whether or not incurred in the ordinary course of business.

    h. As of the Exchange Date, the Acquired Fund will have filed all federal and other tax returns and reports which, to the knowledge of the PAF Trust's officers, are required to be filed by the Acquired Fund and has paid or will pay all federal and other taxes shown to be due on said returns or on any assessments received by the Acquired Fund. All tax liabilities of the Acquired Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquired Fund has been asserted, and no question with respect thereto has been raised or is under audit, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

    i. At the Exchange Date, the PAF Trust, on behalf of the Acquired Fund, will have full right, power and authority to sell, assign, transfer and deliver the Investments (as defined below) and any other assets and liabilities of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. At the Exchange Date, subject only to the delivery of the Investments and any such other assets and liabilities as contemplated by this Agreement, the Acquiring Fund will acquire the Investments and any such other assets and liabilities subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof. As used in this Agreement, the term "Investments" shall mean the Acquired Fund's investments shown on the schedule of its investments as of September 30, 1996 referred to in Section 2(c) hereof, as supplemented with such changes in the portfolio as the Acquired Fund shall make, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions through the Exchange Date.

    j. No registration under the 1933 Act of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either of the Acquiring Fund or the Acquired Fund, except as previously disclosed to the Acquiring Fund by the Acquired Fund.

    k. No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, 1934 Act, the 1940 Act or state securities or blue sky laws.

    l. The Registration Statement and the Acquired Fund Proxy Statement, on the effective date of the Registration Statement, (i) complied in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders meeting referred to in
  Section 7(a) and on the Exchange Date, the Acquired Fund Proxy Statement and the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or the Acquired Fund Proxy Statement made in reliance upon and in conformity with information furnished by the Acquiring Fund for use in the Registration Statement or the Acquired Fund Proxy Statement.

    m. The Acquired Fund qualifies and will at all times through the Exchange Date qualify for taxation as a "regulated investment company" under Sections 851 and 852 of the Code.

    n. At the Exchange Date, the Acquired Fund will have sold such of its assets, if any, as are necessary to assure that, after giving effect to the acquisition of the assets of the Acquired Fund pursuant to this Agreement, the Acquiring Fund will remain a "diversified company" within the meaning of Section 5(b)(1) of the 1940 Act and in compliance with such other mandatory investment restrictions as are set forth in the PIMS Prospectus, as amended through the Exchange Date.

    o. To the best of its knowledge, all of the issued and outstanding shares of beneficial interest of the Acquired Fund shall have been offered for sale and sold in conformity with all applicable federal and state securities laws (including any applicable exemptions therefrom), or the Acquired Fund has taken any action necessary to remedy any prior failure to have offered for sale and sold such shares in conformity with such laws.

    p. All issued and outstanding shares of the Acquired Fund are, and at the Exchange Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund shares, nor is there outstanding any security convertible into any of the Acquired Fund shares, except that Class B shares of the Acquired Fund are convertible into Class A shares of the Acquired Fund in the manner and on the terms described in the PAF Prospectus.

  3. Reorganization.

    a. Subject to the requisite approval of the shareholders of the Acquired Fund and to the other terms and conditions contained herein (including the Acquired Fund's obligation to distribute to its shareholders all of its investment company taxable income and net capital gain as described in
  Section 8(m) hereof), the Acquired Fund agrees to sell, assign, convey, transfer and deliver to the Acquiring Fund, and the Acquiring Fund agrees to acquire from the Acquired Fund, on the Exchange Date all of the Investments and all of the cash and other properties and assets of the Acquired Fund, whether accrued or contingent (including cash received by the Acquired Fund upon the liquidation of the Acquired Fund of any investments purchased by the Acquired Fund after September 30, 1996 and designated by the Acquiring Fund as being unsuitable for it to acquire), in exchange for that number of shares of beneficial interest of the Acquiring Fund provided for in Section 4 and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, whether accrued or contingent, existing at the Valuation Time except for the Acquired Fund's liabilities, if any, arising in connection with this Agreement. The Acquired Fund will, as soon as practicable after the Exchange Date, distribute all of the Merger Shares received by it to the shareholders of the Acquired Fund in exchange for their Class A, Class B and Class C shares of the Acquired Fund.

    b. The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest, cash or such dividends, rights and other payments received by it on or after the Exchange Date with respect to the Investments and other properties and assets of the Acquired Fund, whether accrued or contingent, received by it on or after the Exchange Date. Any such distribution shall be deemed included in the assets transferred to the Acquiring Fund at the Exchange Date and shall not be separately valued unless the securities in respect of which such distribution is made shall have gone "ex" such distribution prior to the Valuation Time, in which case any such distribution which remains unpaid at the Exchange Date shall be included in the determination of the value of the assets of the Acquired Fund acquired by the Acquiring Fund.

    c. The Valuation Time shall be 4:00 p.m. Eastern time on the Exchange Date or such earlier or later day as may be mutually agreed upon in writing by the parties hereto (the "Valuation Time").

  4. Exchange Date; Valuation Time. On the Exchange Date, the Acquiring Fund will deliver to the Acquired Fund (i) a number of full and fractional Class A Merger Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to Class A shares of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund attributable to Class A shares of the Acquired Fund assumed by the Acquiring Fund on that date, (ii) a number of full and fractional Class B Merger Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to Class B shares of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund attributable to Class B shares of the Acquired Fund assumed by the Acquiring Fund on that date, and (iii) a number of full and fractional Class C Merger Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to Class C shares of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund attributable to Class C shares of the Acquired Fund assumed by the Acquiring Fund on that date, determined as hereinafter provided in this
Section 4.

    a. The net asset value of the Merger Shares to be delivered to the Acquired Fund, the value of the assets attributable to the Class A, Class B and Class C shares of the Acquired Fund, and the value of the liabilities attributable to the Class A, Class B and Class C shares of the Acquired Fund to be assumed by the Acquiring Fund, shall in each case be determined as of the Valuation Time.

    b. The net asset value of the Class A, Class B and Class C Merger Shares shall be computed in the manner set forth in the PIMS Prospectus. The value of the assets and liabilities of the Class A, Class B and Class C shares of the Acquired Fund shall be determined by the Acquiring Fund, in cooperation with the Acquired Fund, pursuant to procedures which the Acquiring Fund would use in determining the fair market value of the Acquiring Fund's assets and liabilities.

    c. No adjustment shall be made in the net asset value of either the Acquired Fund or the Acquiring Fund to take into account differences in realized and unrealized gains and losses.

    d. The Acquiring Fund shall issue the Merger Shares to the Acquired Fund in three certificates registered in the name of the Acquired Fund, one representing Class A Merger Shares, one representing Class B Merger Shares and one representing Class C Merger Shares. The Acquired Fund shall distribute the Class A Merger Shares to the Class A shareholders of the Acquired Fund by redelivering such certificate to the Acquiring Fund's transfer agent, which will as soon as practicable set up open accounts for each Class A Acquired Fund shareholder in accordance with written instructions furnished by the Acquired Fund. The Acquired Fund shall distribute the Class B Merger Shares to the Class B shareholders of the Acquired Fund by redelivering such certificate to the Acquiring Fund's transfer agent, which will as soon as practicable set up open accounts for each Class B Acquired Fund shareholder in accordance with written instructions furnished by the Acquired Fund. The Acquired Fund shall distribute the Class C Merger Shares to the Class C shareholders of the Acquired Fund by redelivering such certificate to the Acquiring Fund's transfer agent, which will as soon as practicable set up open accounts for each Class C Acquired Fund shareholder in accordance with written instructions furnished by the Acquired Fund. With respect to any Acquired Fund shareholder holding share certificates as of the Exchange Date, such certificates will from and after the Exchange Date be deemed to be certificates for the Merger Shares issued to each shareholder in respect of the Acquired Fund shares represented by such certificates; certificates representing the Merger Shares will not be issued to Acquired Fund shareholders.

    e. The Acquiring Fund shall assume all liabilities of the Acquired Fund, whether accrued or contingent, in connection with the acquisition of assets and subsequent dissolution of the Acquired Fund or otherwise, except for the Acquired Fund's liabilities, if any, pursuant to this Agreement.

5. Expenses, Fees, etc.

    a. The parties hereto understand and agree that the transactions contemplated by this Agreement are being undertaken contemporaneously with a general restructuring and consolidation of certain of the registered investment companies advised by PIMCO Advisors L.P. and its affiliates; and that in connection therewith the costs of all such transactions are being preliminarily allocated on a basis approved, inter alia, by the Trustees of both the PAF Trust and the PIMS Trust. The Acquired Fund and the Acquiring Fund agree to pay the expenses preliminarily allocated to them but not, however, in an amount exceeding the

  Relevant Expense Caps. PIMCO Advisors L.P., by countersigning this Agreement, agrees that PIMCO Advisors L.P. will bear any and all expenses preliminarily allocated to the Acquired Fund and the Acquiring Fund to the extent that they would otherwise exceed the Relevant Expense Caps. For these purposes, the "Relevant Expense Caps" will be $20,000 for the Acquiring Fund and [$180,938--Total Return Income Fund] [$239,260--High Income Fund] [$226,711--U.S. Government Fund] [$46,322--Short-Intermediate Fund] [$0--Money Market Fund] for the Acquired Fund; provided, however, that the Relevant Expense Caps will be reduced for the Acquired Funds, pursuant to the conditions of the Trustee approval referred to above, to the extent that expenses of the general restructuring and consolidation preliminarily allocated to all the PAF Trust's funds would otherwise exceed $500,000. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

    b. In the event the transactions contemplated by this Agreement are not consummated by reason of the Acquiring Fund's being either unwilling or unable to go forward other than by reason of the nonfulfillment or failure of any condition to the Acquiring Fund's obligations referred to in Section 7(a) or Section 8, the Acquiring Fund shall pay directly all reasonable fees and expenses incurred by the Acquired Fund in connection with such transactions, including, without limitation, legal, accounting and filing fees.

    c. In the event the transactions contemplated by this Agreement are not consummated by reason of the Acquired Fund's being either unwilling or unable to go forward other than by reason of the nonfulfillment or failure of any condition to the Acquired Fund's obligations referred to in Section 7(a) or Section 9, the Acquired Fund shall pay directly all reasonable fees and expenses incurred by the Acquiring Fund in connection with such transactions, including, without limitation, legal, accounting and filings fees.

    d. In the event the transactions contemplated by this Agreement are not consummated for any reason other than (i) the Acquiring Fund's or the Acquired Fund's being either unwilling or unable to go forward or (ii) the nonfulfillment or failure of any condition to the Acquiring Fund's or the Acquired Fund's obligations referred to in Section 7(a), Section 8 or
  Section 9 of this Agreement, then each of the Acquiring Fund and the Acquired Fund shall bear all of its own expenses incurred in connection with such transactions.

    e. Notwithstanding any other provisions of this Agreement, if for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to the other party for any damages resulting therefrom, including, without limitation, consequential damages, except as specifically set forth above.

  6. Exchange Date. Delivery of the assets of the Acquired Fund to be transferred, assumption of the liabilities of the Acquired Fund to be assumed, and the delivery of the Merger Shares to be issued shall be made at the offices of Ropes & Gray, One International Place, Boston, Massachusetts 02110, as of January 17, 1997, or at such other time and date agreed to by the Acquiring Fund and the Acquired Fund, the date and time upon which such delivery is to take place being referred to herein as the "Exchange Date."

  7. Meetings of Shareholders; Dissolution.

    a. The PAF Trust, on behalf of the Acquired Fund, agrees to call a meeting of the Acquired Fund's shareholders as soon as is practicable after the effective date of the Registration Statement for the purpose of considering the sale of all of its assets to and the assumption of all of its liabilities by the Acquiring Fund as herein provided, adopting this Agreement, and authorizing the liquidation and dissolution of the Acquired Fund.

    b. The Acquired Fund agrees that the liquidation and dissolution of the Acquired Fund will be effected in the manner provided in the PAF Trust's Declaration of Trust in accordance with applicable law and that on and after the Exchange Date, the Acquired Fund shall not conduct any business except in connection with its liquidation and dissolution.

    c. [Reserved.]

    d. The Acquiring Fund has, after the preparation and delivery to the Acquiring Fund by the Acquired Fund of a preliminary version of the Acquired Fund Proxy Statement which was satisfactory to the Acquiring Fund and to Dechert Price & Rhoads for inclusion in the Registration Statement, filed the Registration Statement with the Commission. Each of the Acquired Fund and the Acquiring Fund will cooperate with the other, and each will furnish to the other the information relating to itself required by the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder to be set forth in the Registration Statement.

  8. Conditions to the Acquiring Fund's Obligations. The obligations of the Acquiring Fund hereunder shall be subject to the following conditions:

    a. That this Agreement shall have been adopted and the transactions contemplated hereby shall have been approved by the requisite votes of the holders of the outstanding shares of beneficial interest of the Acquired Fund entitled to vote.

    b. That the Acquired Fund shall have furnished to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, with values determined as provided in Section 4 of this Agreement, together with a list of Investments with their respective tax costs, all as of the Valuation Time, certified on the Acquired Fund's behalf by the PAF Trust's President (or any Vice President) and Treasurer, and a certificate of both such officers, dated the Exchange Date, that there has been no material adverse change in the financial position of the Acquired Fund since September 30, 1996 other than changes in the Investments and other assets and properties since that date or changes in the market value of the Investments and other assets of the Acquired Fund, or changes due to dividends paid or losses from operations.

    c. That the Acquired Fund shall have furnished to the Acquiring Fund a statement, dated the Exchange Date, signed by the PAF Trust's President (or any Vice President) and Treasurer certifying that as of the Exchange Date all representations and warranties as of the Acquired Fund made in this Agreement are true and correct in all material respects as if made at and as of such date and the Acquired Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such date.

    d. That the Acquired Fund shall have delivered to the Acquiring Fund a letter from Coopers & Lybrand L.L.P. dated the Exchange Date stating that such firm has employed certain procedures whereby it has obtained schedules of the tax provisions and qualifying tests for regulated investment companies as prepared for the fiscal year ended September 30, 1996 and the period October 1, 1996 to the Exchange Date (the latter period being based on unaudited data) and that, in the course of such procedures, nothing came to their attention which caused them to believe that the Acquired Fund (i) would not qualify as a regulated investment company for federal, state, or local income tax purposes or (ii) would owe any federal, state or local income tax or excise tax, for the tax year ended September 30, 1996, and for the period from October 1, 1996 to the Exchange Date.

    e. That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

    f. That the Acquiring Fund shall have received an opinion of Ropes & Gray, in form satisfactory to Dechert Price & Rhoads, counsel to the Acquiring Fund, and dated the Exchange Date, to the effect that (i) the PAF Trust is a Massachusetts business trust duly formed and is validly existing under the laws of The Commonwealth of Massachusetts and has the power to own all its properties and to carry on its business as presently conducted;
  (ii) this Agreement has been duly authorized, executed and delivered by the PAF Trust on behalf of the Acquired Fund and, assuming that the Registration Statement, the PIMS Prospectus and the Acquired Fund Proxy Statement comply with the 1933 Act, the 1934 Act and the 1940 Act and assuming due authorization, execution and delivery of this Agreement by the PIMS Trust on behalf of the Acquiring Fund, is a valid and binding obligation of the PAF Trust and the Acquired Fund; (iii) the PAF Trust, on behalf of the Acquired Fund, has power to sell, assign, convey, transfer and deliver the assets contemplated hereby and, upon consummation of the transactions contemplated hereby in accordance with the terms of this Agreement, the Acquired Fund will have duly sold, assigned, conveyed, transferred and delivered such assets to the Acquiring Fund; (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate the PAF Trust's Declaration of Trust or By-Laws or any provision of any agreement known to such counsel to which the PAF Trust or the Acquired Fund is a party or by which it is bound, it being understood that with respect to investment restrictions as contained in the PAF Trust's Declaration of Trust, By-Laws or then-current prospectus or statement of additional information, such counsel may rely upon a certificate of an officer of the PAF Trust whose responsibility it is to advise the PAF Trust and the Acquired Fund with respect to such matters; and (v) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the PAF Trust on behalf of the Acquired Fund of the transactions contemplated hereby, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or blue sky laws.

    g. That the Acquiring Fund shall have received an opinion of Ropes & Gray (which opinion would be based upon certain factual representations and subject to certain qualifications), in form satisfactory to Dechert Price & Rhoads, with respect to the matters specified in Section 9(g) of this Agreement.

    h. That the Acquiring Fund shall have received an opinion of Ropes & Gray, dated the Exchange Date, satisfactory to Dechert Price & Rhoads (which opinion would be based upon certain factual representations and subject to certain qualifications), to the effect that, on the basis of the existing provisions of the Code, current administrative rules, and court decisions, for federal income tax purposes (i) no gain or loss will be recognized by the Acquiring Fund upon receipt of the Investments transferred to the Acquiring Fund pursuant to this Agreement in exchange for the Merger Shares; (ii) the basis to the Acquiring Fund of the Investments will be the same as the basis of the Investments in the hands of the Acquired Fund immediately prior to such exchange; and (iii) the Acquiring Fund's holding periods with respect to the Investments will include the respective periods for which the Investments were held by the Acquired Fund.

    i. That the assets of the Acquired Fund to be acquired by the Acquiring Fund will include no assets which the Acquiring Fund, by reason of charter limitations or of investment restrictions disclosed in the Registration Statement in effect on the Exchange Date, may not properly acquire.

    j. That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the PIMS Trust or the Acquiring Fund, threatened by the Commission.

    k. That the PAF Trust and the PIMS Trust shall have received from the Commission and any relevant state securities administrator such order or orders as are reasonably necessary or desirable under the 1933 Act, the 1934 Act, the 1940 Act, and any applicable state securities or blue sky laws in connection with the transactions contemplated hereby, and that all such orders shall be in full force and effect.

    l. That all actions taken by the PAF Trust on behalf of the Acquired Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to the Acquiring Fund and Dechert Price & Rhoads.

    m. That, prior to the Exchange Date, the Acquired Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the shareholders of the Acquired Fund (i) all of the excess of (x) the Acquired Fund's investment income excludable from gross income under Section 103 of the Code over (y) the Acquired Fund's deductions disallowed under Sections 265 and 171 of the Code, (ii) all of the Acquired Fund's investment company taxable income (as defined in Section 852 of the Code) for its taxable years ending on or after September 30, 1996 and on or prior to the Exchange Date (computed in each case without regard to any deduction for dividends paid), and (iii) all of the Acquired Fund's net capital gain realized (after reduction for any capital loss carryover), in each case for both the taxable year ending on September 30, 1996 and the short taxable period beginning on October 1, 1996 and ending on the Exchange Date.

    n. That the Acquired Fund shall have furnished to the Acquiring Fund a certificate, signed by the President (or any Vice President) and the Treasurer of the PAF Trust, as to the tax cost to the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement, together with any such other evidence as to such tax cost as the Acquiring Fund may reasonably request.

    o. That the Acquired Fund's custodian shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Acquired Fund held or maintained by such custodian as of the Valuation Time.

    p. That the Acquired Fund's transfer agent shall have provided to the Acquiring Fund (i) the originals or true copies of all of the records of the Acquired Fund in the possession of such transfer agent as of the Exchange Date, (ii) a certificate setting forth the number of shares of the Acquired Fund outstanding as of the Valuation Time, and (iii) the name and address of each holder of record of any shares and the number of shares held of record by each such shareholder.

    q. That all of the issued and outstanding shares of beneficial interest of the Acquired Fund shall have been offered for sale and sold in conformity with all applicable state securities or blue sky laws (including any applicable exemptions therefrom) and, to the extent that any audit of the records of the Acquired Fund or its transfer agent by the Acquiring Fund or its agents shall have revealed otherwise, either (i) the Acquired Fund shall have taken all actions that in the opinion of the Acquiring Fund or Dechert Price & Rhoads are necessary to remedy any prior failure on the part of the Acquired Fund to have offered for sale and sold such shares in conformity with such laws or (ii) the Acquired Fund shall have furnished (or caused to be furnished) surety, or deposited (or caused to be deposited) assets in escrow, for the benefit of the Acquiring Fund in amounts sufficient and upon terms satisfactory, in the opinion of the Acquiring Fund or Dechert Price & Rhoads, to indemnify the Acquiring Fund against any expense, loss, claim, damage or liability whatsoever that may be asserted or threatened by reason of such failure on the part of the Acquired Fund to have offered and sold such shares in conformity with such laws.

    r. That the Acquiring Fund shall have received from Price Waterhouse LLP a letter addressed to the Acquiring Fund dated as of the Exchange Date satisfactory in form and substance to the Acquiring Fund to the effect that, on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), as of the Valuation Time the value of the assets and liabilities of the Acquired Fund to be exchanged for the Merger Shares has been determined in accordance with the provisions of the PIMS Trust's Declaration of Trust, pursuant to the procedures customarily utilized by the Acquiring Fund in valuing its assets and issuing its shares.

  9. Conditions to the Acquired Fund's Obligations. The obligations of the Acquired Fund hereunder shall be subject to the following conditions:

    a. That this Agreement shall have been adopted and the transactions contemplated hereby shall have been approved by the requisite votes of the holders of the outstanding shares of beneficial interest of the Acquired Fund entitled to vote.

    b. That the Acquiring Fund shall have furnished to the Acquired Fund a statement of the Acquiring Fund's net assets, together with a list of portfolio holdings with values determined as provided in Section 4, all as of the Valuation Time, certified on the Acquiring Fund's behalf by the PIMS Trust's President (or any Vice President) and Treasurer (or any Assistant Treasurer), and a certificate of both such officers, dated the Exchange Date, to the effect that as of the Valuation Time and as of the Exchange Date there has been no material adverse change in the financial position of the Acquiring Fund since March 31, 1996, other than changes in its portfolio securities since that date, changes in the market value of the portfolio securities, changes due to net redemptions, dividends paid or losses from operations.

    c. That the PIMS Trust, on behalf of the Acquiring Fund, shall have executed and delivered to the Acquired Fund an Assumption of Liabilities dated as of the Exchange Date pursuant to which the Acquiring Fund will assume all of the liabilities of the Acquired Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement, other than liabilities arising pursuant to this Agreement.

    d. That the Acquiring Fund shall have furnished to the Acquired Fund a statement, dated the Exchange Date, signed by the PIMS Trust's President (or any Vice President) and Treasurer (or any Assistant Treasurer) certifying that as of the Exchange Date all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects as if made at and as of such date, and that the Acquiring Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such date.

    e. That there shall not be any material litigation pending or threatened with respect to the matters contemplated by this Agreement.

    f. That the Acquired Fund shall have received an opinion of Dechert Price & Rhoads, in form satisfactory to Ropes & Gray, counsel to the Acquired Fund, and dated the Exchange Date, to the effect that (i) the PIMS Trust is a Massachusetts business trust duly formed and is validly existing under the laws of The Commonwealth of Massachusetts and has the power to own all its properties and to carry on its business as presently conducted; (ii) the Merger Shares to be delivered to the Acquired Fund as provided for by this Agreement are duly authorized and upon such delivery will be validly issued and will be fully paid and nonassessable by the PIMS Trust and the Acquiring Fund and no shareholder of the Acquiring Fund has any preemptive right to subscription or purchase in respect thereof; (iii) this Agreement has been duly authorized, executed and delivered by the PIMS Trust on behalf of the Acquiring Fund and, assuming that the Registration Statement and the Acquired Fund Proxy Statement comply with the 1933 Act, the 1934 Act and the 1940 Act and assuming due authorization, execution and delivery of this Agreement by the PAF Trust on behalf of the Acquired Fund, is a valid and binding obligation of the PIMS Trust and the Acquiring Fund; (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate the PIMS Trust's Declaration of Trust or By-Laws, or any provision of any agreement known to such counsel to which the PIMS Trust or the Acquiring Fund is a party or by which it is bound, it being understood that with respect to investment restrictions as contained in the PIMS Trust's Declaration of Trust, By-Laws or then-current prospectus or statement of additional information, such counsel may rely upon a certificate of an officer of the PIMS Trust whose responsibility it is to advise the PIMS Trust and the Acquiring Fund with respect to such matters; (v) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the PIMS Trust on behalf of the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or blue sky laws; and (vi) the Registration Statement has become effective under the 1933 Act, and to best of the knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement has been issued and no proceedings for that purpose have been instituted or are pending or contemplated under the 1933 Act.

    g. That the Acquired Fund shall have received an opinion of Ropes & Gray, dated the Exchange Date (which opinion would be based upon certain factual representations and subject to certain qualifications), in form satisfactory to the Acquired Fund, to the effect that, on the basis of the existing provisions of the Code, current administrative rules, and court decisions, for federal income tax purposes: (i) no gain or loss will be recognized by the Acquired Fund as a result of the reorganization; (ii) no gain or loss will be recognized by shareholders of the Acquired Fund on the distribution of Merger Shares to them in exchange for their shares of the Acquired Fund; (iii) the tax basis of the Merger Shares that the Acquired Fund's shareholders receive in place of their Acquired Fund shares will be the same as the basis of the Acquired Fund shares; and (iv) a shareholder's holding period for the Merger Shares received pursuant to the Agreement will be determined by including the holding period for the Acquired Fund shares exchanged for the Merger Shares, provided that the shareholder held the Acquired Fund shares as a capital asset.

    h. That all actions taken by the PIMS Trust on behalf of the Acquiring Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to the Acquired Fund and Ropes & Gray.

    i. That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the PIMS Trust or the Acquiring Fund, threatened by the Commission .

    j. That the PAF Trust and PIMS Trust shall have received from the Commission and any relevant state securities administrator such order or orders as are reasonably necessary or desirable under the 1933 Act, the 1934 Act, the 1940 Act, and any applicable state securities or blue sky laws in connection with the transactions contemplated hereby, and that all such orders shall be in full force and effect.

10. Indemnification.

    a. The Acquired Fund shall indemnify and hold harmless, out of the assets of the Acquired Fund (which shall be deemed to include the assets of the Acquiring Fund represented by the Merger Shares following the Exchange
  Date) but no other assets, the trustees and officers of the PIMS Trust (for purposes of this subparagraph, the "Indemnified Parties") against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to the PAF Trust or the Acquired Fund contained in the Registration Statement, the PAF Prospectus or the Acquired Fund Proxy Statement or any amendment or supplement to any of the foregoing, or arising out of or based upon the omission or alleged omission to state in any of the foregoing a material fact relating to the PAF Trust or the Acquired Fund required to be stated therein or necessary to make the statements relating to the PAF Trust or the Acquired Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the consent of the PAF Trust or the Acquired Fund. The Indemnified Parties will notify the PAF Trust and the Acquired Fund in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 10(a). The Acquired Fund shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section 10(a), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and if the Acquired Fund elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their expense. The Acquired Fund's obligation under Section 10(a) to indemnify and hold harmless the Indemnified parties shall constitute a guarantee of payment so that the Acquired Fund will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by it under this
  Section 10(a) without the necessity of the Indemnified Parties' first paying the same.

    b. The Acquiring Fund shall indemnify and hold harmless, out of the assets of the Acquiring Fund but no other assets, the trustees and officers of the PAF Trust (for purposes of this subparagraph, the "Indemnified Parties") against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to the Acquiring Fund contained in the Registration Statement, the PIMS Prospectus or the Acquired Fund Proxy Statement, or any amendment or supplement to any thereof, or arising out of, or based upon, the omission or alleged omission to state in any of the foregoing a material fact relating to the PIMS Trust or the Acquiring Fund required to be stated therein or necessary to make the statements relating to the PIMS Trust or the Acquiring Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the consent of the PIMS Trust or the Acquiring Fund. The Indemnified Parties will notify the PAF Trust and the Acquiring Fund in writing within ten days after the receipt by any one or more of the Indemnified parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 10(b). The Acquiring Fund shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section 10(b), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and, if the Acquiring Fund elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their own expense. The Acquiring Fund's obligation under this Section 10(b) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that the Acquiring Fund will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by it under this Section 10(b) without the necessity of the Indemnified Parties' first paying the same.

  11. No Broker, etc. Each of the Acquired Fund and the Acquiring Fund represents that there is no person who has dealt with it, the PAF Trust or the PIMS Trust who by reason of such dealings is entitled to any broker's or finder's or other similar fee or commission arising out of the transactions contemplated by this Agreement.

  12. Termination. The Acquired Fund and the Acquiring Fund may, by mutual consent of the trustees on behalf of each Fund, terminate this Agreement, and the Acquired Fund or the Acquiring Fund, after consultation with counsel and by consent of their trustees or an officer authorized by such trustees, may waive any condition to their respective obligations hereunder. If the transactions contemplated by this Agreement have not been substantially completed by February 28, 1997, this Agreement shall automatically terminate on that date unless a later date is agreed to by the Acquired Fund and the Acquiring Fund.

  13. Rule 145. Pursuant to Rule 145 under the 1933 Act, the Acquiring Fund will, in connection with the issuance of any of any Merger Shares to any person who at the time of the transaction contemplated hereby is deemed to be an affiliate of a party to the transaction pursuant to Rule 145(c), cause to be affixed upon the certificates issued to such person (if any) a legend as follows:

  "THESE SHARES MAY NOT BE SOLD OR OTHERWISE TRANSFERRED EXCEPT TO [name of Acquiring Fund] OR ITS PRINCIPAL UNDERWRITER UNLESS (i) A REGISTRATION STATEMENT WITH RESPECT THERETO IS EFFECTIVE UNDER THE SECURITIES ACT OF 1933, AS AMENDED, OR (ii) IN THE OPINION OF COUNSEL REASONABLY SATISFACTORY TO THE FUND SUCH REGISTRATION IS NOT REQUIRED."

and, further, the Acquiring Fund will issue stop transfer instructions to the Acquiring Fund's transfer agent with respect to such shares. The Acquired Fund will provide the Acquiring Fund on the Exchange Date with the name of any Acquired Fund shareholder who is to the knowledge of the Acquired Fund an affiliate of the Acquired Fund on such date.

  14. Covenants, etc. Deemed Material. All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

  15. Sole Agreement; Amendments; Governing Law. This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto, and shall be construed in accordance with and governed by the laws of The Commonwealth of Massachusetts.

  16. Declaration of Trust.

    a. A copy of the Declaration of Trust of the PAF Trust is on file with the Secretary of State of The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the trustees of the PAF Trust on behalf of the Acquired Fund as trustees and not individually and that the obligations of this instrument are not binding upon any of the trustees, officers or shareholders of the PAF Trust individually but are binding only upon the assets and property of the Acquired Fund.

    b. A copy of the Declaration of Trust of the PIMS Trust is on file with the Secretary of State of The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the trustees of the PIMS Trust on behalf of the Acquiring Fund as trustees and not individually and that the obligations of this instrument are not binding upon any of the trustees, officers or shareholders of the PIMS Trust individually but are binding only upon the assets and property of the Acquiring Fund.

                                          PIMCO ADVISORS FUNDS,
                                          on behalf of its [name of Acquired
                                           Fund]


                                          By: _________________________________

                                          PIMCO FUNDS,
                                          on behalf of its [name of Acquiring
                                           Fund]


                                          By: _________________________________

Agreed and accepted as to Section 5(a)
only by PIMCO ADVISORS L.P.



By: _________________________________

Title: ______________________________

                                                                     APPENDIX B

                  OTHER INFORMATION ABOUT THE ACQUIRING FUNDS

  PIMCO Funds: Pacific Investment Management Series (the "Trust") is an open-end management investment company ("mutual fund") consisting of eighteen separate investment portfolios, among which are the High Yield Fund, the Total Return Fund, the Low Duration Fund and the Money Market Fund (the "Funds"). Each Fund has its own investment objective and policies. The Trust is designed to provide access to the professional investment management services offered by Pacific Investment Management Company ("PIMCO" or the "Adviser"), which serves as investment adviser to the Funds.

  Each Fund offers its shares in five classes: Class A, Class B, Class C, the Institutional Class and the Administrative Class. This Prospectus/Proxy Statement describes only those classes of shares to be received by shareholders of the Acquired Funds in the Mergers, i.e. Class A, Class B, and Class C shares. Information regarding the Institutional Class and Administrative Class of each Fund is contained in the current Prospectus and the Statement of Additional Information of the Trust, which are available upon request from the Trust without charge.

                      INVESTMENT OBJECTIVES AND POLICIES

  The investment objective and general investment policies of each Acquiring Fund are described below. There can be no assurance that the investment objective of any Fund will be achieved. Because the market value of each Fund's investments will change, the net asset value per share of each Fund (except the Money Market Fund) also will vary. Specific portfolio securities eligible for purchase by the Funds, investment techniques that may be used by the Funds, and the risks associated with these securities and techniques are described more fully under "Characteristics and Risks of Securities and Investment Techniques" below and "Investment Objectives and Policies" in the Trust's Statement of Additional Information.

  Each of the Funds differs from the others primarily in the length of the Fund's duration or the proportion of its investments in certain types of fixed income securities. For a discussion of the concept of duration, see "Description of Duration" below.

  The investment objective of the Money Market Fund is to seek to obtain maximum current income consistent with preservation of capital and daily liquidity. The Money Market Fund also attempts to maintain a stable net asset value of $1.00 per share, although there can be no assurance that it will be successful in doing so. Each of the remaining Funds seeks to maximize total return, consistent with preservation of capital and prudent investment management.

  In selecting securities for each Fund, the Adviser utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of each Fund's assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the Adviser's outlook for the U.S. and foreign economies, the financial markets, and other factors.

  Each of the Funds will invest at least 65% of its assets in the following types of securities, which, unless specifically provided otherwise in the description of the Funds that follows, may be issued by domestic or foreign entities and denominated in U.S. dollars or foreign currencies: securities issued or guaranteed by the U.S.

Government, its agencies or instrumentalities ("U.S. Government securities"); corporate debt securities, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; structured notes and loan participations; bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; obligations of foreign governments or their subdivisions, agencies and instrumentalities; and obligations of international agencies or supranational entities. Fixed income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to changes in relative values of currencies. Each of the Funds may hold different percentages of its assets in these various types of securities, and each Fund, except the Money Market Fund, may invest all of its assets in derivative instruments or in mortgage-or asset-backed securities.

  The compositions of the Funds differ as follows:

  The Money Market Fund seeks maximum current income consistent with the preservation of capital and daily liquidity. It attempts to achieve this objective by investing at least 95% of its total assets, measured at the time of investment, in a diversified portfolio of the highest quality money market securities. The Fund may also invest up to 5% of its total assets, measured at the time of investment, in money market securities that are in the second-highest rating category for short-term obligations. The Fund's investments in securities will be limited to U.S. dollar-denominated securities that mature in 397 days or less from the date of purchase. The Fund may invest in the following: obligations of the U.S. Government (including its agencies and instrumentalities); short-term corporate debt securities from domestic and foreign corporations; obligations of domestic and foreign commercial banks, savings banks, and savings and loan associations; and commercial paper. The Fund may invest more than 25% of its total assets in securities or obligations issued by U.S. banks. The dollar-weighted average portfolio maturity of the Fund will not exceed 90 days.

  The Money Market Fund may invest only in U.S. dollar-denominated money market instruments that present minimal credit risk and, with respect to at least 95% of its total assets, measured at the time of investment, that are of the highest quality. The Adviser will make a determination as to whether a security presents minimal credit risk under procedures adopted by the Board of Trustees. A money market instrument will be considered to be of the highest quality (1) if rated in the highest rating category (i) by any two nationally recognized statistical rating organizations ("NRSROs") (e.g., Aaa or Prime-1 by Moody's, AAA or A-1 by S&P, or, (ii) if rated by only one NRSRO, by that NRSRO, and whose acquisition is approved or ratified by the Board of Trustees;
(2) if unrated but issued by an issuer that has short-term debt obligations of comparable maturity, priority, and security, and that are rated in the highest rating category by (i) any two NRSROs or, (ii) if rated by only one NRSRO, by that NRSRO, and whose acquisition is approved or ratified by the Board of Trustees; or (3) an unrated security that is of comparable quality to a security rated in the highest rating category as determined by the Adviser and whose acquisition is approved or ratified by the Board of Trustees. With respect to no more than 5% of its total assets, measured at the time of investment, the Fund may also invest in money market instruments that are rated in the second-highest rating category by one or more NRSROs for short-term debt obligations (e.g., rated Aa or Prime-2 by Moody's or AA or A-2 by S&P). A money market instrument will be considered to be in the second-highest rating category under the criteria described above with respect to instruments considered to be of the highest quality, as applied to instruments in the second-highest rating category. See "Description of Securities Ratings" for a description of Moody's and S&P's ratings applicable to fixed income securities.

  The Money Market Fund may not invest more than 5% of its total assets, measured at the time of investment, in securities of any one issuer that are of the highest quality, except that (1) the Fund may invest more than 5% of its total assets in the securities of a single issuer if rated in the highest rating category for a period of up to three business days after purchase, provided that the Fund may not make more than one investment at a time in accordance with this exception, and (2) this limitation shall not apply to U.S. Government securities and repurchase agreements with respect thereto. The Fund may not invest more than the greater of 1% of its total assets or $1,000,000, measured at the time of investment, in securities of any one issuer that are in the second-highest rating category, except that this limitation shall not apply to U.S. Government securities. In the event that an instrument acquired by the Fund is downgraded or otherwise ceases to be of the quality that is required for securities purchased by the Fund, the Adviser, under procedures approved by the Board of Trustees (or the Board of Trustees itself if the Adviser becomes aware an unrated security is downgraded below high quality and the Adviser does not dispose of the security or such security does not mature within five business days) shall promptly reassess whether such security presents minimal credit risk and determine whether to retain the instrument.

  The Low Duration Fund invests in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration of this Fund will normally vary within a one- to three-year time frame based on the Adviser's forecast for interest rates. The Fund may invest up to 10% of its assets in fixed income securities that are rated below investment grade but rated B or higher by Moody's or S&P (or, if unrated, determined by the Adviser to be of comparable quality). For information on the risks associated with investments in securities rated below investment grade, see "Description of Securities Ratings." The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.

  The High Yield Fund invests under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income securities rated lower than Baa by Moody's or lower than BBB by S&P but rated at least B by Moody's or S&P (or, if unrated, determined by the Adviser to be of comparable quality). Such securities are colloquially referred to as "junk bonds." The remainder of the Fund's assets may be invested in investment grade fixed income securities (i.e., securities rated at least Baa by Moody's or BBB by S&P, or, if unrated, deemed by the Adviser to be of comparable quality). The average portfolio duration of this Fund will normally vary within a two- to six-year time frame depending on the Adviser's view of the potential for total return offered by a particular duration strategy. The Fund may invest in securities of foreign issuers, but only those that are U.S. dollar-denominated. The Fund may also engage in hedging strategies involving equity options.

  Investments in high yield securities, while generally providing greater potential opportunity for capital appreciation and higher yields than investments in higher rated securities, also entail greater risk, including the possibility of default or bankruptcy of the issuer of such securities. Risk of default or bankruptcy may be greater in periods of economic uncertainty or recession, as the issuers of high yield securities may be less able to withstand general economic downturns. The Adviser seeks to reduce risk through diversification, credit analysis and attention to current developments and trends in both the economy and financial markets. The value of all fixed income securities, including those held by the Fund, can be expected to change inversely with interest rates. For a further discussion of the special risks of investing in lower rated securities, see "Characteristics and Risks of Securities and Investment Techniques--High Yield Securities."

  The Total Return Fund invests under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration of this Fund will normally vary within a three- to six-year time frame based on the Adviser's forecast for interest rates. The Fund may invest up to 10% of its assets in fixed income securities that are rated below investment grade but rated B or higher by Moody's or S&P (or, if unrated, determined by the Adviser to be of comparable quality). For information on the risks associated with investments in securities rated below investment grade, see "Description of Securities Ratings." The Fund may also invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. Portfolio holdings will be concentrated in areas of the bond market (based on quality, sector, coupon or maturity) which the Adviser believes to be relatively undervalued.

  As a non-fundamental, operating policy, the Adviser intends to use foreign currency-related derivative instruments (currency futures and related options, currency options, forward contracts and swap agreements) in an effort to hedge foreign currency risk with respect to at least 75% of the assets of the Funds denominated in currencies other than the U.S. dollar. There can be no assurance that the Adviser will be successful in doing so. The active use of currency derivatives involves transaction costs which may adversely effect yield and return.

TOTAL RETURN

  The "total return" sought by certain of the Funds will consist of interest and dividends from underlying securities, capital appreciation reflected in unrealized increases in value of portfolio securities (realized by the shareholder only upon selling shares), or realized from the purchase and sale of securities and use of futures and options, or gains from favorable changes in foreign currency exchange rates. Generally, over the long term, the total return obtained by a portfolio investing primarily in fixed income securities is not expected to be as great as that obtained by a portfolio that invests primarily in equity securities. At the same time, the market risk and price volatility of a fixed income portfolio is expected to be less than that of an equity portfolio, so that a fixed income portfolio is generally considered to be a more conservative investment. The change in market value of fixed income securities (and therefore their capital appreciation or depreciation) is largely a function of changes in the current level of interest rates. When interest rates are falling, a portfolio with a shorter duration generally will not generate as high a level of total return as a portfolio with a longer duration. Conversely, when interest rates are rising, a portfolio with a shorter duration will generally outperform longer duration portfolios. When interest rates are flat, shorter duration portfolios generally will not generate as high a level of total return as longer duration portfolios (assuming that long-term interest rates are higher than short-term rates, which is commonly the case). With respect to the composition of any fixed income portfolio, the longer the duration of the portfolio, the greater the anticipated potential for total return, with, however, greater attendant market risk and price volatility than for a portfolio with a shorter duration. The market value of fixed income securities denominated in currencies other than the U.S. dollar also may be affected by movements in foreign currency exchange rates.

DESCRIPTION OF DURATION

  Duration is a measure of the expected life of a fixed income security that was developed as a more precise alternative to the concept of "term to maturity." Traditionally, a fixed income security's "term to maturity" has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, "term to maturity" measures only the time until a fixed income security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. In contrast, duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Duration management is one of the fundamental tools used by the Adviser.

  Duration is a measure of the expected life of a fixed income security on a present value basis. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, all other things being equal, the lower the stated or coupon rate of interest of a fixed income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a fixed income security, the shorter the duration of the security.

  Futures, options and options on futures have durations which, in general, are closely related to the duration of the securities which underlie them. Holding long futures or call option positions (backed by a segregated account of cash and cash equivalents) will lengthen a Fund's duration by approximately the same amount that holding an equivalent amount of the underlying securities would.

  Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount that selling an equivalent amount of the underlying securities would.

  There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. Finally, the duration of a fixed income security may vary over time in response to changes in interest rates and other market factors. In these and other similar situations, the Adviser will use more sophisticated analytical techniques that incorporate the anticipated economic life of a security into the determination of its interest rate exposure.

                            INVESTMENT RESTRICTIONS

  Each Fund's investment objective, as set forth under "Investment Objectives and Policies," and the investment restrictions set forth below are fundamental policies of the Fund and may not be changed with respect to a Fund without shareholder approval by vote of a majority of the outstanding shares of that Fund. Under these restrictions, a Fund may not:

    (1) invest in a security if, as a result of such investment, more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply (a) to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto) and (b) with respect to the Money Market Fund, to securities or obligations issued by U.S. banks;

    (2) with respect to 75% of its assets, invest in a security if, as a result of such investment, more than 5% of its total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

    (3) with respect to 75% of its assets, invest in a security if, as a result of such investment, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer;

    (4) purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein;

    (5) purchase or sell commodities or commodities contracts or oil, gas or mineral programs. This restriction shall not prohibit a Fund, subject to restrictions described in this Appendix B and in the PIMS

  Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws;

    (6) for the High Yield Fund: purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures;

    (7) borrow money, issue senior securities, or pledge, mortgage or hypothecate its assets, except that a Fund may (i) borrow from banks or enter into reverse repurchase agreements, or employ similar investment techniques, and pledge its assets in connection therewith, but only if immediately after each borrowing there is asset coverage of 300% and (ii) enter into transactions in options, futures, options on futures, and other derivative instruments as described herein and in the PIMS Statement of Additional Information (the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a when-issued or delayed delivery basis, collateral arrangements with respect to initial or variation margin deposits for futures contracts, and commitments entered into under swap agreements or other derivative instruments will not be deemed to be pledges of a Fund's assets);

    (8) lend any funds or other assets, except that a Fund may, consistent with its investment objective and policies: (a) invest in debt obligations, including bonds, debentures, or other debt securities, bankers' acceptances and commercial paper, even though the purchase of such obligations may be deemed to be the making of loans, (b) enter into repurchase agreements, and
  (c) lend its portfolio securities in an amount not to exceed one-third of the value of its total assets, provided such loans are made in accordance with applicable guidelines established by the Securities and Exchange Commission and the Trustees of the Trust;

    (9) act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws; or

    (10)(a) for the High Yield Fund: maintain a short position, or purchase, write or sell puts, calls, straddles, spreads or combinations thereof, except as set forth in this Appendix B and in the PIMS Statement of Additional Information for transactions in options, futures, options on futures, and transactions arising under swap agreements or other derivative instruments;

  (b) for the Money Market, Low Duration and Total Return Funds: maintain a short position, or purchase, write or sell puts, calls, straddles, spreads or combinations thereof, except on such conditions as may be set forth in this Appendix B and in the PIMS Statement of Additional Information.

  Each Fund is also subject to the following non-fundamental restrictions and policies (which may be changed without shareholder approval) relating to the investment of its assets and activities. Unless otherwise indicated, a Fund may not:

    (A) invest for the purpose of exercising control or management;

    (B) purchase securities of other investment companies, except that a Fund may, for temporary purposes, purchase shares of money market mutual funds, subject to such restrictions as may be imposed by the Investment Company Act of 1940 and rules thereunder, or by any State in which shares of the Fund are registered (collateral arrangements with respect to securities on loan from a Fund are not considered to involve the purchase of securities by the Fund and are not subject to this restriction);

    (C) invest more than 15% of the net assets of a Fund (10% in the case of the Money Market Fund) (taken at market value at the time of the investment) in "illiquid securities," illiquid securities being defined to include securities subject to legal or contractual restrictions on resale (which may include private placements) repurchase agreements maturing in more than seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), certain options traded over the counter that a Fund has purchased, and securities and other liquid assets being used to cover such options a Fund has written, securities for which market quotations are not readily available, or other securities which legally or in the Adviser's opinion may be deemed illiquid (other than securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper that PIMCO has determined to be liquid under procedures approved by the Board of Trustees);

    (D) invest in a security if, as a result of such investment, more than 5% of its total assets (taken at market value at the time of such investment) would be invested in securities of issuers (other than issuers of Federal agency obligations) having a record, together with predecessors or unconditional guarantors, of less than three years of continuous operation;

    (E) purchase or retain securities of any issuer if 5% of the securities of such issuer are owned by those officers and Directors of Trustees of the Trust or of the Adviser who each own beneficially more than one-half of 1% of its securities;

    (F) purchase securities for the Fund from, or sell portfolio securities to, any of the officers and Directors or Trustees of the Trust or of the Adviser;

    (G) for the Money Market, Low Duration and Total Return Funds: purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with covered transactions in options, futures, options on futures and short positions;

    (H) invest more than 5% of the assets of a Fund (taken at market value at the time of investment) in any combination of interest only, principal only, or inverse floating rate securities;

    (I) borrow money (excluding dollar rolls and reverse repurchase agreements, which are subject to the Fund's fundamental borrowing restriction), except for temporary administrative purposes; or

    (J)(a) for the Low Duration Fund, invest greater than 5% of its assets in the securities of issuers based in Newly Industrialized Countries ("NICs"); and

    (b) for the remaining Funds, invest greater than 10% of its assets in the securities of issuers based in NICs.

  In addition, the Trust has adopted a non-fundamental policy pursuant to which each Fund that may invest in securities denominated in foreign currencies will hedge at least 75% of its exposure to foreign currency using the techniques described in this Appendix B. There can be no assurance that currency hedging techniques will be successful.

  Unless otherwise indicated, all limitations applicable to Fund investments (as stated above and elsewhere in this Appendix B) apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of Fund assets invested in certain securities or other instruments, or change in the average duration of a Fund's investment portfolio, resulting from market fluctuations or other changes in a Fund's total assets will not require a Fund to dispose of an investment until the Adviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Fund. In the event that ratings services assign different ratings to the same security, the Adviser will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

                    CHARACTERISTICS AND RISKS OF SECURITIES
                           AND INVESTMENT TECHNIQUES

  The following describes in greater detail different types of securities and investment techniques used by the individual Funds, and discusses certain concepts relevant to the investment policies of the Funds. Additional information about the Funds' investments and investment practices may be found in the PIMS Statement of Additional Information.

U.S. GOVERNMENT SECURITIES

  U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds' shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities include securities that have no coupons, or have been stripped of their unmatured interest coupons, individual interest coupons from such securities that trade separately, and evidences of receipt of such securities. Such securities may pay no cash income, and are purchased at a deep discount from their value at maturity. Because interest on zero coupon securities is not distributed on a current basis but is, in effect, compounded, zero coupon securities tend to be subject to greater market risk than interest-paying securities of similar maturities. Custodial receipts issued in connection with so-called trademark zero coupon securities, such as CATs and TIGRs, are not issued by the U.S. Treasury, and are therefore not U.S. Government securities, although the underlying bond represented by such receipt is a debt obligation of the U.S. Treasury. Other zero coupon Treasury securities (STRIPs and CUBEs) are direct obligations of the U.S. Government.

CORPORATE DEBT SECURITIES

  Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities. Debt securities may be acquired with warrants attached. Corporate income-producing securities may also include forms of preferred or preference stock. The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. See "Variable and Floating Rate Securities" below. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

  Investments in corporate debt securities that are rated below investment grade (rated below Baa (Moody's) or BBB (S&P)) are described as "speculative" both by Moody's and S&P. Such securities are sometimes referred to as "junk bonds," and may be subject to greater market fluctuations, less liquidity and greater risk of loss of income or principal, including a greater possibility of default or bankruptcy of the issuer of such securities, than are more highly rated debt securities. Moody's also describes securities rated Baa as having speculative characteristics. The Adviser seeks to minimize these risks through diversification, in-depth credit analysis and attention to current developments in interest rates and market conditions. See "Description of Securities Ratings." Investments in high yield securities are discussed separately below, see "High Yield Securities ("Junk Bonds')."

VARIABLE AND FLOATING RATE SECURITIES

  Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

  Each of the Funds may invest in floating rate debt instruments ("floaters"). The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well.

  Each of the Funds (except the Money Market Fund) may also invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality. The Funds have adopted a policy under which no Fund will invest more than 5% of its net assets in any combination of inverse floater, interest only ("IO"), or principal only ("PO") securities. See "Mortgage-Related and Other Asset-Backed Securities" for a discussion of IOs and POs.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES

  Each of the Funds (except the Money Market Fund) may invest all of its assets in mortgage- or asset-backed securities. The value of some mortgage- or asset-backed securities in which the Funds invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Funds, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly.

  Mortgage Pass-Through Securities are securities representing interests in "pools" of mortgage loans secured by residential or commercial real property in which payments of both interest and principal on the securities are generally made monthly, in effect "passing through" monthly payments made by the individual borrowers on the mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on some mortgage-related securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Like other fixed income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities.

  The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of purchase. To the extent that unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of such security can be expected to increase.

  Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA); or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by FNMA or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage-related securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

  Collateralized Mortgage Obligations ("CMOs") are hybrid mortgage-related instruments. Similar to a bond, interest and pre-paid principal on a CMO are paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes, with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired. CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by the Funds, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately issued securities for purposes of applying a Fund's diversification tests.

  Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

  Mortgage-Related Securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, such as CMO residuals or stripped mortgage-backed securities ("SMBS"), and may be structured in classes with rights to receive varying proportions of principal and interest.

  A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only, or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. The Funds have adopted a policy under which no Fund will invest more than 5% of its net assets in any combination of IO, PO, or inverse floater securities. The Funds may invest in other asset-backed securities that have been offered to investors. For a discussion of the characteristics of some of these instruments, see the PIMS Statement of Additional Information.

REPURCHASE AGREEMENTS


  For the purpose of achieving income, each of the Funds may enter into repurchase agreements, which entail the purchase of a portfolio eligible security from a bank or broker-dealer that agrees to repurchase the security at the Fund's cost plus interest within a specified time (normally one day). If the party agreeing to repurchase should default, as a result of bankruptcy or otherwise, the Fund will seek to sell the securities which it holds, which action could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. No Fund will invest more than 15% of its net assets (10% in the case of the Money Market Fund) (taken at current market value) in repurchase agreements maturing in more than seven days.

REVERSE REPURCHASE AGREEMENTS, DOLLAR ROLLS, AND OTHER BORROWINGS

  A reverse repurchase agreement is a form of leverage that involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price. The Fund will maintain a segregated account consisting of assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, maturing not later than the expiration of the reverse repurchase agreement, to cover its obligations under reverse repurchase agreements.

  A Fund may enter into dollar rolls, in which the Fund sells mortgage-backed or other securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. In the case of dollar rolls involving mortgage-backed securities, the mortgage-backed securities that are purchased will be of the same type and will have the same interest rate as those sold, but will be supported by different pools of mortgages. The Fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but the Fund is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the securities sold. The Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. The Fund will maintain a segregated account consisting of assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, to cover its obligations under dollar rolls.

  Dollar rolls and reverse repurchase agreements will be subject to the Funds' limitations on borrowings, which will restrict the aggregate of such transactions (plus any other borrowings) to 33 1/3% of a Fund's total assets. Apart from transactions involving reverse repurchase agreements and dollar rolls, a Fund will not borrow money, except for temporary administrative purposes.

LOANS OF PORTFOLIO SECURITIES

  For the purpose of achieving income, the Funds may lend their portfolio securities to brokers, dealers, and other financial institutions, provided:
(i) the loan is secured continuously by collateral consisting of U.S. Government securities, cash or cash equivalents (negotiable certificates of deposit, bankers' acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (ii) the Fund may at any time call the loan and obtain the return of the securities loaned; (iii) the Fund will receive any interest or dividends paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund.

DELAYED DELIVERY, WHEN-ISSUED, AND FORWARD COMMITMENT TRANSACTIONS

  Each of the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place more than seven days in the future, or after a period longer than the customary settlement period for that type of security. When such purchases are outstanding, the Fund will set aside and maintain until the settlement date in a segregated account assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has deposited in a segregated account. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund remains substantially fully invested at a time when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage. When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. A Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Funds may purchase or sell securities on a when- issued, delayed delivery, or forward commitment basis.

SHORT SALES

  Each of the Funds (except the High Yield Fund) may from time to time effect short sales as part of their overall portfolio management strategies, including the use of derivative instruments, or to offset potential declines in value of long positions in similar securities as those sold short. A short sale (other than a short sale against the box) is a transaction in which a Fund sells a security it does not own at the time of the sale in anticipation that the market price of that security will decline. To the extent that a Fund engages in short sales, it must (except in the case of short sales "against the box") maintain asset coverage in the form of assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, in a segregated account, or otherwise cover its position in a permissible manner. A short sale is "against the box" to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

FOREIGN SECURITIES

  Each of the Funds may invest directly in fixed income securities of non-U.S. issuers. The Money Market and High Yield Funds may only invest in U.S. dollar-denominated fixed income securities of non-U.S. issuers.

  Each of the Funds will limit its foreign investments to securities of issuers based in developed countries (including Newly Industrialized Countries ("NICs"), such as Taiwan, South Korea and Mexico). The Low Duration Fund limits its investments in securities of issuers based in NICs to 5% of its assets, and the remaining Funds limit their investments in securities of issuers based in NICs to 10% of their assets. Investing in the securities of issuers in any foreign country involves special risks and considerations not typically associated with investing in U.S. companies. Shareholders should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar.

  Each of the Funds may invest in Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady. Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar), and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. Government securities. In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities in countries issuing Brady Bonds, investments in Brady Bonds may be viewed as speculative. There can be no assurance that Brady Bonds acquired by a Fund will not be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings. For further information, see the PIMS Statement of Additional Information.

FOREIGN CURRENCY TRANSACTIONS

  Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, by currency controls or political developments in the U.S. or abroad. Currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

  All Funds that may invest in securities denominated in foreign currencies may buy and sell foreign currencies on a spot and forward basis to reduce the risks of adverse changes in foreign exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency contract, the Fund "locks in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, a Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. A Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. A Fund will segregate assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, in a segregated account to cover forward currency contracts entered into for non-hedging purposes.

  All Funds that may invest in securities denominated in foreign currencies may invest in options on foreign currencies and foreign currency futures and options thereon. The Funds also may invest in foreign currency exchange-related securities, such as foreign currency warrants and other instruments whose return is linked to foreign currency exchange rates. Each Fund that may invest in securities denominated in foreign currencies will use these techniques to hedge at least 75% of its exposure to foreign currency. For a description of these instruments, see "Derivative Instruments" below and the PIMS Statement of Additional Information.

HIGH YIELD SECURITIES ("JUNK BONDS")

  The High Yield Fund invests at least 65% of its assets in fixed income securities rated lower than Baa by Moody's or lower than BBB by S&P but rated at least B by Moody's or S&P (or, if not rated, of comparable quality). In addition, the Low Duration and Total Return Funds may invest up to 10% of their assets in such securities. Securities rated lower than Baa by Moody's or lower than BBB by S&P are sometimes referred to as "high yield" or "junk" bonds. Securities rated Baa are considered by Moody's to have some speculative characteristics. Investors should consider the following risks associated with high yield securities before investing in these Funds.

  Investing in high yield securities involves special risks in addition to the risks associated with investments in higher rated fixed income securities. High yield securities may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities, and the ability of a Fund to achieve its investment objective may, to the extent of its investments in high yield securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher quality securities.

  High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of high yield securities have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of high yield securities defaults, a Fund may incur additional expenses to seek recovery. In the case of high yield securities structured as zero coupon or payment-in-kind securities, the market prices of such securities are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash.

  The secondary markets on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect and cause large fluctuations in the daily net asset value of a Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market.

  The use of credit ratings as the sole method of evaluating high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. The Adviser does not rely solely on credit ratings when selecting securities for the Funds, and develops its own independent analysis of issuer credit quality. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the portfolio security if the Adviser deems it in the best interest of shareholders.

  During the year ended March 31, 1996, based upon the dollar-weighted average ratings of the Funds' portfolio holdings at the end of each month in the Funds' fiscal year, each Fund that may invest greater than 5% of its assets in securities rated below investment grade had the following percentages of its net assets invested in securities rated in the categories indicated as rated by Moody's (or, if unrated, determined by the Adviser to be of comparable quality). See "Description of Securities Ratings" for further information.

                                          RATING
                  -------------------------------------------------------------
                                               BELOW
FUND              PRIME 1  AAA    AA     A    PRIME 1 BAA    BA      B     CAA
----              ------- -----  ----  -----  ------- ----  -----  -----  -----
Low Duration.....  9.65%  58.17% 2.80% 10.10%  0.00%  8.02% 10.71%  0.54%  --
High Yield.......  2.66    1.20  0.00   0.90   0.00   4.17  41.24  49.84   --
Total Return.....  9.80   62.57  6.12   7.35   0.00   5.92   6.23   2.00  0.01%

  These figures are intended solely to provide disclosure about each Fund's asset composition during its fiscal year ended March 31, 1996. The asset composition after this time may or may not be approximately the same as represented by such figures. In addition, the categories reflect ratings by Moody's, and ratings assigned by S&P may not be consistent with ratings assigned by Moody's or other credit ratings services, and the Adviser may not necessarily agree with a rating assigned by any credit rating agency.

DERIVATIVE INSTRUMENTS

  To the extent permitted by the investment objectives and policies of the Funds, the Funds may (except the Money Market Fund) purchase and write call and put options on securities, securities indexes and foreign currencies, and enter into futures contracts and use options on futures contracts as further described below. The Funds (except the Money Market Fund) also may enter into swap agreements with respect to foreign currencies, interest rates, and securities indexes. The Funds may use these techniques to hedge against changes in interest rates, foreign currency exchange rates or securities prices or as part of their overall investment strategies. The Funds (except the Money Market Fund) may also purchase and sell options relating to foreign currencies for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Each Fund will maintain segregated accounts consisting of assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions), to cover its obligations under options, futures, and swaps to avoid leveraging of the Fund.

  The Funds consider derivative instruments to consist of securities or other instruments whose value is derived from or related to the value of some other instrument or asset, and not to include those securities whose payment of principal and/or interest depend upon cash flows from underlying assets, such as mortgage- or asset-backed securities. Each Fund (except the Money Market
Fund) may invest all of its assets in derivative instruments, subject only to the Fund's investment objective and policies. The value of some derivative instruments in which the Funds invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Funds, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. If the Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Funds could be exposed to the risk of loss.

  The Funds might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If the Adviser incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments, or due to the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for a Fund to sell a portfolio security at a disadvantageous time, because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments and the possible inability of a Fund to close out or to liquidate its derivatives positions.

  Options on Securities, Securities Indexes, and Currencies. A Fund may purchase put options on securities and indexes. One purpose of purchasing put options is to protect holdings in an underlying or related security against a substantial decline in market value. A Fund may also purchase call options on securities and indexes. One purpose of purchasing call options is to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.

  A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. A Fund may write a call or put option only if the option is PIMCO Funds "covered" by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund's obligation as writer of the option. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series.

  The Funds may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Funds' immediate obligations. The Funds may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Funds will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

  The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.

  Funds that invest in foreign currency-denominated securities may buy or sell put and call options on foreign currencies. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller and generally do not have as much market liquidity as exchange-traded options. The Funds may be required to treat as illiquid over-the-counter options purchased and securities being used to cover certain written over-the-counter options.

  Swap Agreements. The Funds may enter into interest rate, index, equity and currency exchange rate swap agreements. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

  Most swap agreements entered into by the Funds would calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of assets determined to be liquid by the Adviser in accordance with procedures established by the Board of

Trustees, to avoid any potential leveraging of the Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Funds' investment restriction concerning senior securities. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

  Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Funds' repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

  Futures Contracts and Options on Futures Contracts. Each of the Funds (except the Money Market Fund) may invest in interest rate futures contracts and options thereon ("futures options"), and to the extent they can invest in foreign currency-denominated securities, may also invest in foreign currency futures contracts and options thereon.

  There are several risks associated with the use of futures and futures options for hedging purposes. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed.

  The Funds may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Funds' immediate obligations. A Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Funds will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

  The Funds will only enter into futures contracts or futures options which are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. Each Fund will use financial futures contracts and related options only for "bona fide hedging" purposes, as such term is defined in applicable regulations of the Commodity Futures Trading Commission ("CFTC"), or, with respect to positions in financial futures and related options that do not qualify as "bona fide hedging" positions, will enter such positions only to the extent that aggregate initial margin deposits plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," would not exceed 5% of the Fund's net assets.

ILLIQUID SECURITIES

  Each of the Funds may invest up to 15% of its net assets in illiquid securities (10% in the case of the Money Market Fund). Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. The Adviser may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than for transactions in liquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Illiquid securities are considered to include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), securities that are subject to legal or contractual restrictions on resale (such as privately placed debt securities) and other securities whose disposition is restricted under the federal securities laws (other than securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper that PIMCO has determined to be liquid under procedures approved by the Board of Trustees).

                            MANAGEMENT OF THE TRUST

  The business affairs of the Trust are managed under the direction of the Board of Trustees. The Trustees currently are Guilford C. Babcock, Thomas P. Kemp, Brent R. Harris, Vern O. Curtis, and William J. Popejoy. Additional information about the Trustees and the Trust's executive officers may be found in the PIMS Statement of Additional Information under the heading "Management--Trustees and Officers."

INVESTMENT ADVISER

  Pacific Investment Management Company ("PIMCO") serves as investment adviser ("Adviser") to the Funds pursuant to an investment advisory contract. The Adviser is an investment counseling firm founded in 1971, and had approximately $83.2 billion in assets under management as of September 30, 1996. PIMCO is a subsidiary partnership of PIMCO Advisors L.P. ("PIMCO Advisors"). A majority interest in PIMCO Advisors is held by PIMCO Partners, G.P., a general partnership between Pacific Investment Management Company, a California corporation and indirect wholly owned subsidiary of Pacific Mutual Life Insurance Company ("Pacific Mutual"), and PIMCO Partners, LLC, a limited liability company controlled by the PIMCO Managing Directors. PIMCO's address is 840 Newport Center Drive, Suite 360, Newport Beach, California 92660. PIMCO is registered as an investment adviser with the Securities and Exchange Commission ("SEC") and as a commodity trading advisor with the CFTC.

  The Adviser manages the investment and reinvestment of the assets of each Fund. The Adviser is responsible for placing orders for the purchase and sale of each Fund's investments directly with brokers or dealers selected by it in its discretion. See "Portfolio Transactions."

  Information about the individual portfolio managers responsible for management of the Funds, including their occupations for the past five years, is provided below.

                         PORTFOLIO MANAGER AND BUSINESS EXPERIENCE (PAST FIVE
          FUND                                  YEARS)
          ----           ---------------------------------------------------
   Money Market Fund.. Leslie Barbi, Vice President, PIMCO. A Fixed Income
                       Portfolio Manager, Ms. Barbi has managed the Money
                       Market Fund since November 1, 1995. Prior to joining
                       PIMCO in 1993, Ms. Barbi was associated with Salomon
                       Brothers as a proprietary Portfolio Manager.

   Low Duration Fund.. William H. Gross, Managing Director, PIMCO. A Fixed
   Total Return Fund   Income Portfolio Manager, Mr. Gross is one of the
                       founders of PIMCO and has managed the Low Duration and
                       Total Return Funds since their inception, May 11, 1987.

   High Yield Fund.... Benjamin Trosky, Managing Director, PIMCO. A Fixed
                       Income Portfolio Manager, Mr. Trosky joined PIMCO in
                       1990 and has managed the High Yield Fund since its
                       inception, December 16, 1992.

FUND ADMINISTRATOR

  PIMCO also serves as administrator to the Funds pursuant to an administration agreement. PIMCO provides administrative services to the Funds, which include clerical help and accounting, bookkeeping, internal audit services, and certain other services required by the Funds, preparation of reports to the Funds' shareholders and regulatory filings. In addition, PIMCO, at its own expense, arranges for the provision of legal, audit, custody, transfer agency and other services for the Funds, and is responsible for the costs of registration of the Trust's shares and the printing of prospectuses and shareholder reports for current shareholders.

  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses, such as organizational expenses, which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include fees payable pursuant to a distribution or servicing plan and may include certain other expenses as permitted by the Trust's Multi-Class Plan adopted pursuant to Rule 18f-3 under the 1940 Act and subject to review and approval by the Trustees.

ADVISORY AND ADMINISTRATIVE FEES

  The PIMCO Funds feature fixed advisory and administrative fee rates. For providing investment advisory and administrative services to the Funds as described above, PIMCO receives monthly fees from each Fund at an annual rate based on the average daily net assets of the Funds as follows:

                                                                     ADVISORY
     FUND                                                            FEE RATE
     ----                                                         --------------
     Money Market Fund...........................................     0.15%
     All other Funds.............................................     0.25%
                                                                  ADMINISTRATIVE
     FUND                                                            FEE RATE
     ----                                                         --------------
     Money Market Fund (Class A, B and C)........................     0.35%
     All other Funds (Class A, B and C)..........................     0.40%

  Both the investment advisory contract, and administration agreement with respect to Class A, B and C shares of the Funds, may be terminated by the Trustees at any time on 60 days' written notice. The investment advisory contract may be terminated by PIMCO on 60 days' written notice. Following the expiration of the one-year period commencing with the effectiveness of the administration agreement, it may be terminated by PIMCO on 60 days' written notice. Following its initial two-year term, the investment advisory contract will continue from year to year if approved by the Trustees. Following its initial one-year term, the administration agreement with respect to the Class A, B and C shares of the Funds will continue from year to year if approved by the Trustees.

DISTRIBUTOR AND DISTRIBUTION AND SERVICING PLANS

  PIMCO Advisors Distribution Company (to be renamed "PIMCO Funds Distribution Company" at or about the time of the Mergers) (the "Distributor"), a wholly-owned subsidiary of PIMCO Advisors, is the principal underwriter of the Trust's shares and in that connection makes distribution and servicing payments to participating brokers and servicing payments to certain banks and other financial intermediaries in connection with the sale of Class B or Class C shares and servicing payments to participating brokers, certain banks and other financial intermediaries in connection with the sale of Class A shares. In the case of Class A shares, these parties are compensated based on the amount of the front-end sales charge reallowed by the Distributor, except in cases where Class A shares are sold without a front-end sales charge. In the case of Class B shares, participating brokers are compensated by an advance of a sales commission by the Distributor. In the case of Class C shares, part or all of the first year's distribution and servicing fee is generally paid at the time of sale. Pursuant to a Distribution Contract with the Trust with respect to each Fund's Class A, Class B and Class C shares, the Distributor bears various other promotional and sales related expenses, including the cost of printing and mailing prospectuses to persons other than shareholders.

  Class A Servicing Fees: As compensation for services rendered and expenses borne by the Distributor in connection with personal services rendered to Class A shareholders of the Trust and the maintenance of Class A shareholder accounts, the Trust pays the Distributor the servicing fees up to the annual rates set forth below (calculated as a percentage of each Fund's average daily net assets attributable to Class A shares):

                                                                       SERVICING
     FUND                                                                 FEE
     ----                                                              ---------
     High Yield, Total Return and Low Duration........................   0.25%
     Money Market*....................................................   0.10%

--------
* Subject to increase by action of the Trust's Trustees to a rate not exceeding 0.25% per annum. Also subject to increase to a rate not exceeding 0.20% if the Distributor ceases to voluntarily waive any portion of the fee.

  Class B Distribution and Servicing Fees: As compensation for services rendered and expenses borne by the Distributor in connection with the distribution of Class B shares of each Fund of the Trust and in connection with personal services rendered to Class B shareholder accounts, the Trust pays the Distributor distribution fees and servicing fees up to the annual rate of 0.75% and 0.25% respectively (calculated as a percentage of each Fund's average daily net assets attributable to Class B shares).

  Class C Distribution and Servicing Fees: As compensation for services rendered and expenses borne by the Distributor in connection with the distribution of Class C shares of the Trust and in connection with personal services rendered to Class C shareholders of the Trust and the maintenance of Class C shareholder accounts, the

Trust pays the Distributor distribution and servicing fees up to the annual rates set forth below (calculated as a percentage of each Fund's average daily net assets attributable to Class C shares):

                                                          DISTRIBUTION SERVICING
     FUND                                                     FEE         FEE
     ----                                                 ------------ ---------
     High Yield and Total Return.........................     0.75%      0.25%
     Low Duration*.......................................     0.50%      0.25%
     Money Market*.......................................     0.00%      0.10%

--------
* Subject to increase by action of the Trust's Trustees to a rate not exceeding 0.75% per annum with respect to the distribution fee for the Low Duration and Money Market Funds, and 0.25% per annum with respect to the servicing fee on shares of the Money Market Fund. Also, with respect to the servicing fee on shares of the Money Market Fund, such fee is subject to increase to a rate not exceeding 0.20% if the Distributor ceases to voluntarily waive any portion of the fee.

  The Class A servicing fee and Class B and C distribution and servicing fees paid to the Distributor are made under Distribution and Servicing Plans adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 and are of the type known as "compensation" plans. This means that, although the Trustees of the Trust are expected to take into account the expenses of the Distributor and its predecessors in their periodic review of the Distribution and Servicing Plans, the fees are payable to compensate the Distributor for services rendered even if the amount paid exceeds the Distributor's expenses.

  The distribution fee applicable to Class B and C shares may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class B or C shares, respectively, including compensation to, and expenses (including overhead and telephone expenses) of, financial consultants or other employees of the Distributor or of participating or introducing brokers who engage in distribution of Class B or C shares, printing of prospectuses and reports for other than existing Class B or C shareholders, advertising and preparation, printing and distribution of sales literature. The servicing fee, applicable to Class A, B and C shares of the Trust, may be spent by the Distributor on personal services rendered to shareholders of the Trust and the maintenance of shareholder accounts, including compensation to, and expenses (including telephone and overhead expenses) of, financial consultants or other employees of the Distributor or participating or introducing brokers, certain banks and other financial intermediaries who aid in the processing of purchase or redemption requests or the processing of dividend payments, who provide information periodically to shareholder showing their positions in a Fund's shares, who forward communications from the Trust to shareholders, who render ongoing advice concerning the suitability of particular investment opportunities offered by the Trust in light of the shareholders' needs, who respond to inquiries from shareholders relating to such services, or who train personnel in the provision of such services. Distribution and servicing fees may also be spent on interest relating to unreimbursed distribution or servicing expenses from prior years.

  Many of the Distributor's sales and servicing efforts involve the Trust as a whole, so that fees paid by any class of shares of any Fund may indirectly support sales and servicing efforts relating to the other Funds' shares of the same class. In reporting its expenses to the Trustees, the Distributor itemizes expenses that relate to the distribution and/or servicing of a single Fund's shares, and allocates other expenses among the Funds based on their relative net assets. Expenses allocated to each Fund are further allocated among its classes of shares annually based on the relative sales of each class, except for any expenses that relate only to the sale or servicing of a single class. The Distributor may make payments to brokers (and with respect to servicing fees only, to certain banks and other financial intermediaries) of up to the following percentages annually of the average daily net assets attributable to shares in the accounts of their customers or clients:

                                CLASS A SHARES

                                                                       SERVICING
                                                                          FEE
                                                                       ---------
     All Funds except the Money Market Fund...........................   0.25%
     Money Market Fund................................................   0.10%

                                CLASS B SHARES
    (Payable only with respect to shares outstanding* for one year or more)

                                                                       SERVICING
                                                                          FEE
                                                                       ---------
     All Funds........................................................   0.25%

  CLASS C SHARES--ACQUIRED OR DEEMED TO BE ACQUIRED* ON OR AFTER JULY 1, 1991 (Payable only with respect to shares outstanding for one year or more except in the case of shares for which no payment is made to the party at the time of sale)

                                                       SERVICING DISTRIBUTION
                                                          FEE        FEE
                                                       --------- ------------
     All Funds except the Low Duration and Money
      Market Funds....................................   0.25%       0.65%
     Low Duration Fund................................   0.25%       0.45%
     Money Market Fund................................   0.10%        --

          CLASS C SHARES--DEEMED TO BE ACQUIRED* BEFORE JULY 1, 1991

                                                                       SERVICING
                                                                          FEE
                                                                       ---------
     All Funds except the Money Market Fund...........................   0.25%
     Money Market Fund................................................   0.10%

--------
* Shares of the Funds acquired pursuant to the Mergers are deemed for this purpose to have been acquired as of the date that the Acquired Fund shares exchanged for such Fund shares were acquired.

  The Distributor may from time to time pay additional cash bonuses or other incentives to selected participating brokers in connection with the sale or servicing of the Class A, B and C shares of the Funds. On some occasions, such bonuses or incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of a Fund and/or all of the Funds together or a particular class of shares, during a specific period of time. The Distributor currently expects that such additional bonuses or incentives will not exceed 0.50% of the amount of any sale.

  If in any year the Distributor's expenses incurred in connection with the distribution of Class B and C shares and, for Class A, B and C shares, in connection with the servicing of shareholders and the maintenance of shareholder accounts exceed the distribution and/or servicing fees paid by the Trust, the Distributor would recover such excess only if the Distribution and Servicing Plan with respect to such class of shares continues to be in effect in some later year when the distribution and/or servicing fees exceed the Distributor's expenses. The Trust is not obligated to repay any unreimbursed expenses that may exist at such time, if any, as the relevant Distribution and Servicing Plan terminates.

CUSTODIAN AND TRANSFER AGENT

  Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, serves as Custodian to the Trust. Shareholder Services, Inc., (the "Transfer Agent") P.O. Box 5866, Denver, Colorado 80217, serves as transfer agent for the Funds' Class A, B and C shares.

                  PURCHASE, EXCHANGE AND REDEMPTION OF SHARES

  Each Fund offers its shares in five classes: Class A, Class B, Class C, the Institutional Class and the Administrative Class. This Prospectus/Proxy Statement describes only those classes of shares to be received by shareholders of the Acquired Funds in the Mergers, i.e. Class A, Class B, and Class C. Information regarding the Institutional Class and Administrative Class of each Fund is contained in the Prospectus and the Statement of Additional Information of the Trust, which are available upon request from the Trust without charge.

HOW TO BUY SHARES

  Class A, B and C shares of each Fund of the Trust are continuously offered through the Distributor and other firms which have dealer agreements with the Distributor ("participating brokers") or which have agreed to act as introducing brokers for the Distributor ("introducing brokers").

  There are two ways to purchase Class A, B or C shares: either 1) through your dealer or broker which has a dealer agreement or 2) directly by mailing an Account Application with payment, as described below under the heading Direct Investment, to the Distributor (if no dealer is named in the application, the Distributor may act as dealer).

  Class A, B and C shares may be purchased at a price equal to their net asset value per share next determined after receipt of an order, plus a sales charge which, at the election of the purchaser, may be imposed either (i) at the time of the purchase in the case of Class A shares (the "initial sales charge alternative"), (ii) on a contingent deferred basis in the case of Class B shares (the "deferred sales charge alternative") or (iii) by the deduction of an ongoing asset based sales charge in the case of Class C shares (the "asset based sales charge alternative"). In certain circumstances Class A and Class C shares are also subject to a contingent deferred sales charge. See "Alternative Purchase Arrangements." Purchase payments for Class B and Class C shares are fully invested at the net asset value next determined after acceptance of the trade. Purchase payments for Class A shares, less the applicable sales charge, are invested at the net asset value next determined after acceptance of the trade.

  All purchase orders received by the Distributor prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), on a regular business day, are processed at that day's offering price. However, orders received by the Distributor from dealers or brokers after the offering price is determined that day will receive such offering price if the orders were received by the dealer or broker from its customer prior to such determination and were transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 p.m. Eastern time) or, in the case of certain retirement plans, received by the Distributor prior to 10:00 a.m. Eastern time on the next business day. Purchase orders received on other than a regular business day will be executed on the next succeeding regular business day. The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended during any period in which the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the SEC when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period permitted by the SEC for the protection of investors.

  Except for purchases through the PIMCO Advisors Auto Invest plan, the PIMCO Advisors Auto Exchange plan and tax-qualified programs referred to below, the minimum initial investment in Class A, B or C shares of the Trust is $1,000 and in any Fund is $250, and the minimum additional investment is $100 per Fund. For information about dealer commissions, see "Alternative Purchase Arrangements" below. Persons selling Fund shares may receive different compensation for selling Class A, Class B or Class C shares. Normally Trust shares purchased through participating brokers are held in the investor's account with that broker. No share certificates will be issued unless specifically requested in writing by an investor or broker-dealer.

  Direct Investment. Investors who wish to invest in the Trust directly, rather than through a participating broker, may do so by opening an account with the Distributor. All shareholders who open direct accounts with the Distributor will receive from the Distributor individual confirmations of each purchase, redemption, dividend reinvestment, exchange or transfer of Trust shares, including the total number of Trust shares owned as of the confirmation date except that purchases which result from the reinvestment of daily-accrued dividends and/or distributions will be confirmed once each calendar quarter. Information regarding direct investment or any other features or plans offered by the Trust may be obtained by calling the Distributor at 800-426-0107 or by calling your broker.

  Purchase by Mail. Investors who wish to invest directly may send a check payable to PIMCO Advisors Distribution Company, along with a completed application form to:

      PIMCO Advisors Distribution Company   P.O. Box 5866   Denver, CO
    80217-5866

  Purchases are accepted subject to collection of checks at full value and conversion into federal funds. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into federal funds within two business days after receipt of the check. Checks drawn on a non-member bank may take up to 15 days to convert into federal funds. In all cases, the purchase price is based on the net asset value next determined after the purchase order and check are accepted, even though the check may not yet have been converted into federal funds.

  Subsequent Purchases of Shares. Subsequent purchases can be made as indicated above by mailing a check with a letter describing the investment or with the additional investment portion of a confirmation statement. Except for subsequent purchases through the PIMCO Advisors Auto Invest plan, the PIMCO Advisors Auto Exchange plan, tax-qualified programs and PIMCO Advisors Fund Link referred to below, and except during periods when an Automatic Withdrawal plan is in effect, the minimum subsequent purchase is $100 in Class A, B or C shares of any Fund. All payments should be made payable to PIMCO Advisors Distribution Company and should clearly indicate the shareholder's account number. Checks should be mailed to the address above under "Purchase by Mail."

  Tax-Qualified Retirement Plans. The Distributor makes available retirement plan services and documents for Individual Retirement Accounts (IRAs), for which First National Bank of Boston serves as trustee. These accounts include Simplified Employee Pension Plan (SEP) and Salary Reduction Simplified Employee Pension Plan (SAR/SEP) IRA accounts and prototype documents. In addition, prototype documents are available for establishing 403(b)(7) Custodial Accounts with First National Bank of Boston as custodian. This type of plan is available to employees of certain non-profit organizations.

  The Distributor also makes available prototype documents for establishing Money Purchase and/or Profit Sharing Plans and 401(k) Retirement Savings Plans.

  Investors should call the Distributor at 800-426-0107 for further information about these plans and should consult with their own tax advisers before establishing any retirement plan. Investors who maintain their accounts with participating brokers should consult their broker about similar types of accounts that may be offered through the broker. The minimum initial and subsequent investment in Class A, B or C shares of any Fund for tax-qualified plans is $25.

  PIMCO Advisors Auto Invest. The PIMCO Advisors Auto Invest plan provides for periodic investments into the shareholder's account with the Trust by means of automatic transfers of a designated amount from the shareholder's bank account. Investments may be made monthly or quarterly, and may be in any amount subject to a minimum of $50 per month for each Fund in which shares are purchased through the plan. Further information regarding the PIMCO Advisors Auto Invest plan is available from the Distributor or participating brokers. You may enroll by obtaining an Auto Invest Application by calling the Distributor or your broker.

  PIMCO Advisors Auto Exchange. PIMCO Advisors Auto Exchange plan establishes regular, periodic exchanges from one Fund to another. The plan provides for regular investments into a shareholder's account in a specific Fund by means of automatic exchanges of a designated amount from another Fund account of the same class of shares and with identical account registration.

  Exchanges may be made monthly or quarterly, and may be in any amount subject to a minimum of $50 for each Fund whose shares are purchased through the plan. Further information regarding the PIMCO Advisors Auto Exchange plan is available from the Distributor at 800-426-0107 or participating brokers. You may enroll by completing an application which may be obtained from the Distributor or by telephone request at 800-426-0107. For more information on exchanges, see "Exchange Privilege."

  PIMCO Advisors Fund Link. (Does not apply to shares held in broker "street name" accounts.) PIMCO Advisors Fund Link ("Fund Link") connects your Fund account with a bank account. Fund Link may be used for subsequent purchases and for redemptions and other transactions described under "How to Redeem." Purchase transactions are effected by electronic funds transfers from the shareholder's account at a U.S. bank or other financial institution that is an Automated Clearing House ("ACH") member. Investors may use Fund Link to make subsequent purchases of shares in amounts from $50 to $10,000. To initiate such purchases, call 800-852-8457. All such calls will be recorded. Fund Link is normally established within 45 days of receipt of an Application by the Transfer Agent. The minimum investment by Fund Link is $50 per Fund. Shares will be purchased on the regular business day the Distributor receives the funds through the ACH system, provided the funds are received before the close of regular trading on the New York Stock Exchange. If the funds are received after the close of regular trading, the shares will be purchased on the next regular business day. Fund Link privileges must be requested on the Account Application. To establish Fund Link on an existing account, complete a Fund Link Application, which is available from the Distributor or your broker, with signatures guaranteed from all shareholders of record for the account. See "Signature Guarantee" under "General" below. Such privileges apply to each shareholder of record for the account unless and until the Distributor receives written instructions from a shareholder of record cancelling such privileges. Changes of bank account information must be made by completing a new Fund Link Application signed by all owners of record of the account, with all signatures guaranteed. The Distributor, the Transfer Agent and the Fund may rely on any telephone instructions believes to be genuine and will not be responsible to shareholders for any damage, loss or expenses arising out of such instructions. The Fund reserves the right to amend, suspend or discontinue Fund Link privileges at any time without prior notice.

GENERAL

  Changes in registration or account privileges may be made in writing to the Transfer Agent. Signature guarantees may be required. See "Signature Guarantee" below.

  All correspondence must include the account number and must be sent to:

      PIMCO Advisors Distribution Company
      P.O. Box 5866
      Denver, CO 80217-5866

  Signature Guarantee. When a signature guarantee is called for, the shareholder should have "Signature Guaranteed" stamped under his signature and guaranteed by any of the following entities: U.S. banks, foreign banks having a U.S. correspondent bank, credit unions, savings associations, U.S. registered dealers and brokers, municipal securities dealers and brokers, government securities dealers and brokers, national securities exchanges, registered securities associations and clearing agencies (each an "Eligible Guarantor Institution"). The Distributor reserves the right to reject any signature guarantee pursuant to its written signature guarantee standards or procedures, which may be revised in the future to permit it to reject signature guarantees from Eligible Guarantor Institutions that do not, based on credit guidelines, satisfy such written standards or procedures. The Trust may change the signature guarantee requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemental Prospectus.

ALTERNATIVE PURCHASE ARRANGEMENTS

  Class A, Class B and Class C shares bear sales charges in different forms and amounts and bear different levels of expenses. The alternative purchase arrangements are designed to enable the investor to choose the method of purchasing Fund shares that is most beneficial to the investor based on all factors to be considered, which include: the amount and intended length of the investment, the type of Fund and whether the investor intends to exchange shares for shares of other Funds. Generally, when making an investment decision, investors should at least consider the anticipated life of an intended investment in the Funds, the accumulated distribution and servicing fees plus contingent deferred sales charges on Class B or Class C shares, the initial sales charge plus accumulated servicing fees on Class A shares (plus a contingent deferred sales charge in certain circumstances), the possibility that the anticipated higher return on Class A shares due to the lower ongoing charges will offset the initial sales charge paid on such shares, the automatic conversion of Class B shares to Class A shares and the difference in the contingent deferred sales charges applicable to Class A, B and C shares.

  Class A: The initial sales charge alternative (Class A) might be preferred by investors purchasing shares of sufficient aggregate value to qualify for reductions in the initial sales charge applicable to such shares. Similar reductions are not available on the contingent deferred sales charge alternative (Class B) or the asset based sales charge alternative (Class C). Class A shares are subject to a servicing fee but are not subject to a distribution fee and, accordingly, such shares are expected to pay correspondingly higher dividends on a per share basis. However, because initial sales charges are deducted at the time of purchase, not all of the purchase payment for Class A shares is invested initially. Class B and Class C shares might be preferable to investors who wish to have all purchase payments invested initially, although remaining subject to higher distribution and servicing fees and, for certain periods, being subject to a contingent deferred sales charge. An investor who qualifies for an elimination of the Class A initial sales charge should also consider whether he or she anticipates redeeming shares in a time period which will subject such shares to a contingent deferred sales charge as described below. See "Initial Sales Charge Alternative--Class A Shares--Class A Deferred Sales Charge" below.

  Class B: Class B shares might be preferred by investors who intend to invest in the Funds for longer periods and who do not intend to purchase shares of sufficient aggregate value to qualify for sales charge reductions applicable to Class A shares. Both Class B and Class C shares can be purchased at net asset value without an initial sales charge. However, unlike Class C shares, Class B shares convert into Class A shares after the shares have been held for seven years. After the conversion takes place, the shares will no longer be subject to a contingent deferred sales charge, and will be subject to the servicing fees charged for Class A shares which are lower than the distribution and servicing fees charged on either Class B or Class C shares. See "Deferred Sales Charge Alternative--Class B Shares" below.

  Class C: Class C shares might be preferred by investors who intend to purchase shares which are not of sufficient aggregate value to qualify for Class A sales charges of 1% or less and who wish to have all purchase payments invested initially. Class C shares are preferable to Class B shares for investors who intend to maintain their investment for intermediate periods and therefore may also be preferable for investors who are unsure of the intended length of their investment. Unlike Class B shares, Class C shares are not subject to a contingent deferred sales charge after they have been held for one year and are subject to only a 1% contingent deferred sales charge during the first year. However, because Class C shares do not convert into Class A shares, Class B shares are preferable to Class C shares for investors who intend to maintain their investment in the Funds for long periods. See "Asset Based Sales Charge Alternative--Class C Shares" below.

  In determining which class of shares to purchase, an investor should always consider whether any waiver or reduction of a sales charge or a contingent deferred sales charge is available. See generally "Initial Sales Charge Alternative--Class A Shares" and "Waiver of Contingent Deferred Sales Charges" below.

  There is no size limit on purchases of Class A shares. The maximum single purchase of Class B shares accepted is $249,999. The maximum single purchase of Class C shares accepted is $999,999. The Funds may refuse any order to purchase shares.

  For a description of the Distribution and Servicing Plans and distribution and servicing fees payable thereunder with respect to Class A, Class B and Class C shares, see "Distributor and Distribution and Servicing Plans" above.

  Waiver of Contingent Deferred Sales Charges. The contingent deferred sales charges applicable to Class A and C shares is currently waived for (i) any partial or complete redemption in connection with a distribution without penalty under Section 72(t) of the Internal Revenue Code of 1986, as amended (the "Code") from a retirement plan, including a 403(b)(7) plan or an IRA (a) upon attaining age 59 1/2, (b) as part of a series of substantially equal periodic payments, or (c) in the case of an employer sponsored retirement plan, upon separation from service and attaining age 55; (ii) any partial or complete redemption in connection with a qualifying loan or hardship withdrawal from an employer sponsored retirement plan; (iii) any complete redemption in connection with a distribution from a qualified employer retirement plan in connection with termination of employment or termination of the employer's plan and the transfer to another employer's plan or to an IRA;
(iv) any partial or complete redemption following death or disability (as defined in the Code) of a shareholder (including one who owns the shares as joint tenant with his or her spouse) from an account in which the deceased or disabled is named, provided the redemption is requested within one year of the death or initial determination of disability; (v) any redemption resulting from a return of an excess contribution to a qualified employer retirement plan or an IRA; or (vi) certain periodic redemptions under an Automatic Withdrawal Plan from an account meeting certain minimum balance requirements, in amounts meeting certain maximums established from time to time by Distributor; (vii) redemptions by Trustees, officers and employees of the

Distributor and the Adviser; (viii) redemptions effected pursuant to a Fund's right to involuntarily redeem a shareholder's account if the aggregate net asset value of shares held in such shareholder's account is less than a minimum account size specified in such Fund's prospectus; (ix) involuntary redemptions caused by operation of law; (x) redemption of shares of any Fund that is combined with another Fund, investment company, or personal holding company by virtue of a merger, acquisition or other similar reorganization transaction; (xi) redemptions by a shareholder who is a participant making periodic purchases of not less than $50 through certain employer sponsored savings plans that are clients of a broker-dealer with which the Distributor has an agreement with respect to such purchases; or (xii) redemptions effected by trustees or other fiduciaries who have purchased shares for employer sponsored plans, the administrator for which has an agreement with the Distributor with respect to such purchases.

  The contingent deferred sales charge applicable to Class B shares is currently waived for any partial or complete redemption (a) in connection with a distribution without penalty under Section 72(t) of the Code from a 403(b)(7) plan or an IRA upon attaining age 59 1/2 and (b) following death or disability (as defined in the Code) of a shareholder (including one who owns the shares as joint tenant with his or her spouse) from an account in which the deceased or disabled is named, provided the redemption is requested within one year of the death or initial determination of disability.

  The Distributor may require documentation prior to waiver of the contingent deferred sales charge for any class including distribution letters, certification by plan administrators, applicable tax forms, death certificates, physicians certificates, etc.

  Initial Sales Charge Alternative--Class A Shares. Class A shares are sold at a public offering price equal to their net asset value per share plus a sales charge, as set forth below. As indicated below under "Class A Deferred Sales Charge," certain investors that purchase $1,000,000 or more of any Fund's Class A shares (and thus pay no initial sales charge) may be subject to a 1% contingent deferred sales charge if they redeem such shares during the first 18 months after their purchase.

  HIGH YIELD FUND AND TOTAL RETURN FUND

                                                                   DISCOUNT OR
                                                                    COMMISSION
                                      SALES CHARGE  SALES CHARGE    TO DEALERS
                                        AS % OF       AS % OF        AS % OF
   AMOUNT OF                           NET AMOUNT    THE PUBLIC       PUBLIC
   PURCHASE                             INVESTED   OFFERING PRICE OFFERING PRICE
   ---------                          ------------ -------------- --------------
   $       0--$49,999................     4.99%         4.75%          4.00%
   $  50,000--$99,999................     4.44%         4.25%          3.50%
   $ 100,000--$249,999...............     3.90%         3.75%          3.00%
   $ 250,000--$499,999...............     2.56%         2.50%          2.00%
   $ 500,000--$999,999...............     1.78%         1.75%          1.50%
   $1,000,000+.......................     0.00%(1)      0.00%(1)       0.50%

  LOW DURATION FUND

                                                                   DISCOUNT OR
                                                                    COMMISSION
                                      SALES CHARGE  SALES CHARGE    TO DEALERS
                                        AS % OF       AS % OF        AS % OF
   AMOUNT OF                           NET AMOUNT    THE PUBLIC       PUBLIC
   PURCHASE                             INVESTED   OFFERING PRICE OFFERING PRICE
   ---------                          ------------ -------------- --------------
   $       0--$49,999................     3.09%         3.00%          2.50%
   $  50,000--$99,999................     2.56%         2.50%          2.00%
   $ 100,000--$249,999...............     2.04%         2.00%          1.50%
   $ 250,000--$499,999...............     1.52%         1.50%          1.25%
   $ 500,000--$999,999...............     1.27%         1.25%          1.00%
   $1,000,000+.......................     0.00%(1)      0.00%(1)       0.50%

--------
(1) As shown, investors that purchase more than $1,000,000 of any Fund's Class A shares will not pay any initial sales charge on such purchase. However, except with regard to purchases of Class A shares of the Money Market Fund, purchasers of $1,000,000 or more of Class A shares (other than those purchasers described below under "Sales at Net Asset Value" where no commission is paid) will be subject to a contingent deferred sales charge of 1% if such shares are redeemed during the first 18 months after such shares are purchased unless such purchaser is eligible for a waiver of the contingent deferred sales charge as described under "Waiver of Contingent Deferred Sales Charge" above. See "Class A Deferred Sales Charge" below.

  The Distributor will pay a commission to dealers who sell amounts of $1,000,000 or more of Class A shares (or who sells Class A shares at net asset value to certain employer-sponsored plans as outlined in "Sales at Net Asset Value" below) (except for the Money Market Fund for which no payment is made), according to the following schedule: 0.50% of the first $2,000,000 and 0.25% of amounts over $2,000,000.

  No initial sales charge applies to purchases of Class A shares of the Money Market Fund. However, if a shareholder exchanges Class A shares of the Money Market Fund, for which no sales load was paid at the time of purchase, for Class A shares of any other Fund, the sales charge shown above for the other Fund applies at the time of the exchange.

  Each Fund receives the entire net asset value of its Class A shares purchased by investors. The Distributor receives the sales charge shown above less any applicable discount or commission "reallowed" to participating brokers in the amounts indicated in the table above. The Distributor may, however, elect to reallow the entire sales charge to participating brokers for all sales with respect to which orders are placed with the Distributor for any particular Fund during a particular period. A participating broker who receives a reallowance of 90% or more of the sales charge may be deemed to be an "underwriter" under the Securities Act of 1933. During such periods as may from time to time be designated by the Distributor, the Distributor will pay an additional amount of up to 0.50% of the purchase price on sales of Class A shares of all or selected Funds purchased to each participating broker which obtains purchase orders in amounts exceeding thresholds established from time to time by the Distributor.

  Shares issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are issued at net asset value and are not subject to any sales charges.

  Under the circumstances described below, investors may be entitled to pay reduced sales charges for Class A shares.

  Combined Purchase Privilege. Investors may qualify for a reduced sales charge by combining purchases of the Class A shares of one or more Funds (other than the Money Market Fund) or other series of the Trust or PIMCO
Funds: Equity Advisors Series ("PFEAS") into a "single purchase," if the resulting purchase totals at least $50,000. The term single purchase refers to: (i) a single purchase by an individual, or concurrent purchases, which in the aggregate are at least equal to the prescribed amounts, by an individual, his spouse and their children under the age of 21 years purchasing Class A shares of the Funds for his, her or their own account; (ii) a single purchase by a trustee or other fiduciary purchasing shares for a single trust, estate or fiduciary account although more than one beneficiary is involved; or (iii) a single purchase for the employee benefit plans of a single employer. For further information, call the Distributor at 800-426-0107 or your broker.

  Cumulative Quantity Discount (Right of Accumulation). A purchase of additional Class A shares of any Fund (other than the Money Market Fund) may qualify for a Cumulative Quantity Discount at the rate applicable to the discount bracket obtained by adding:

    (i) the investor's current purchase;

    (ii) the value (at the close of business on the day of the current purchase) of all Class A shares of any Fund (other than the Money Market
  Fund) or other series of the Trust or PFEAS held by the investor computed at the maximum offering price; and

    (iii) the value of all shares described in paragraph (ii) owned by another shareholder eligible to be combined with the investor's purchase into a "single purchase" as defined above under "Combined Purchase Privilege."

  For example, if you owned Class A shares of the High Yield Fund worth $25,000 at the current maximum offering price and wished to purchase Class A shares of the Total Return Fund worth an additional $30,000, the sales charge for the $30,000 purchase would be at the 4.25% rate applicable to a single $55,000 purchase of shares of the Total Return Fund, rather than the 4.75% rate.

  An investor or participating broker must notify the Distributor whenever a quantity discount or reduced sales charge is applicable to a purchase and must provide the Distributor with sufficient information at the time of purchase to verify that each purchase qualifies for the privilege or discount. Upon such notification, the investor will receive the lowest applicable sales charge. The quantity discounts described above may be modified or terminated at any time.

  Letter of Intent. An investor may also obtain a reduced sales charge by means of a written Letter of Intent, which expresses an intention to invest not less than $50,000 within a period of 13 months in Class A shares of any Fund or certain other series of the Trust or PFEAS (other than the Money Market Fund). Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a single transaction of the dollar amount indicated in the Letter. At the investor's option, a Letter of Intent may include purchases of Class A shares of any Fund or certain other series of the Trust or PFEAS (other than the Money Market Fund) made not more than 90 days prior to the date the Letter of Intent is signed; however, the 13-month period during which the Letter is in effect will begin on the date of the earliest purchase to be included and the sales charge on any purchases prior to the Letter will not be adjusted.

  Investors qualifying for the Combined Purchase Privilege described above may purchase shares of the Funds under a single Letter of Intent. For example, if at the time you sign a Letter of Intent to invest at least $100,000 in Class A shares of any Fund or certain other series of the Trust or PFEAS (other than the Money Market Fund), you and your spouse each purchase Class A shares of the Total Return Fund worth $30,000 (for a total of $60,000), it will only be necessary to invest a total of $40,000 during the following 13 months in Class A shares of any of the Funds or such other series of the Trust or PFEAS (other than the Money Market Fund) to qualify for the 3.75% sales charge on the total amount being invested (the sales charge applicable to an investment of $100,000 in the series of the Trust and PFEAS other than the Money Market and Low Duration Funds).

  A Letter of Intent is not a binding obligation to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charge applicable to the shares actually purchased in the event the full intended amount is not purchased. If the full amount indicated is not purchased, a sufficient amount of such escrowed shares will be involuntarily redeemed to pay the additional sales charge applicable to the amount actually purchased, if necessary. Dividends on escrowed shares, whether paid in cash or reinvested in additional Fund shares, are not subject to escrow. When the full amount indicated has been purchased, the escrow will be released.

  If you are a current Class A shareholder desiring to enter into a Letter of Intent, you can obtain a form of Letter of Intent by contacting the Distributor at 800-426-0107 or any broker participating in this program.

  Reinstatement Privilege. A Class A shareholder who has caused any or all of his shares (other than Money Market Fund shares that were not acquired by exchanging Class A shares of another Fund or other series of the Trust or PFEAS) to be redeemed may reinvest all or any portion of the redemption proceeds in Class A shares of any Fund or certain other series of the Trust or PFEAS at net asset value without any sales charge, provided that such reinvestment is made within 90 calendar days after the redemption or repurchase date. Shares are sold to a reinvesting shareholder at the net asset value next determined as described above. A reinstatement pursuant to this privilege will not cancel the redemption transaction and, consequently, any gain or loss so realized may be recognized for federal tax purposes except that no loss may be recognized to the extent that the proceeds are reinvested in shares of the same Fund within 30 days. The reinstatement privilege may be utilized by a shareholder only once, irrespective of the number of shares redeemed, except that the privilege may be utilized without limit in connection with transactions whose sole purpose is to transfer a shareholder's interest in a Fund to his Individual Retirement Account or other qualified retirement plan account. An investor may exercise the reinstatement privilege by written request sent to the Distributor or to the investor's broker.

  Sales at Net Asset Value. Each Fund may sell its Class A shares at net asset value without a sales charge to a) current or retired officers, trustees, directors or employees of the Trust, the Adviser or the Distributor, to a spouse or child of such person or to any trust, profit-sharing or pension plan for the benefit of any such person, b) current or retired trustees of Cash Accumulation Trust, a registered investment company for which PIMCO Advisors acts as investment adviser, c) current registered representatives and other full-time employees of participating brokers or such persons' spouses, d) trustees or other fiduciaries purchasing shares for certain employer sponsored plans that have at least 100 eligible participants or at least $1 million in total plan assets, e) trustees or other fiduciaries purchasing shares for certain employer-sponsored plans, the trustee, fiduciary or administrator for which has an agreement with the Distributor with respect to such purchases, f) participants investing through accounts known as "wrap accounts" established with brokers or dealers that are paid a single, inclusive fee for brokerage and investment management services, g) broker-dealers or registered investment advisers affiliated with such broker-dealers with which the Distributor has an agreement for the use of the PIMCO Mutual Funds in particular investment products for which a fee is charged, and h) trust accounts for which trust companies affiliated with the Trust or the Adviser serve as trustee. As described above, the Distributor will not pay any initial commission to dealers upon the sale of Class A shares to the purchasers described in this paragraph except for sales to purchasers described under d) or e) in this paragraph.

  Class A Deferred Sales Charge. For all Funds except the Money Market Fund, investors who purchase $1,000,000 or more of Class A shares (and, thus, purchase such shares without any initial sales charge) may be subject to a 1% contingent deferred sales charge (the "Class A CDSC") if such shares are redeemed within 18 months of their purchase. The Class A CDSC does not apply to investors purchasing $1,000,000 or more of any Fund's Class A shares if such investors are otherwise eligible to purchase Class A shares without any sales charge because they are described under "Sales at Net Asset Value" above.

  For purchases subject to the Class A CDSC, a 1% CDSC will apply for any redemption of such Class A shares that occurs within 18 months of their purchase. No CDSC will be imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the CDSC. In determining whether a CDSC is payable, it is assumed that Class A shares acquired through the reinvestment of dividends and distributions are redeemed first, and thereafter that Class A shares that have been held by an investor for the longest period of time are redeemed first.

  The Class A CDSC does not apply to Class A shares of the Money Market Fund but, if Money Market Fund Class A shares are purchased in a transaction that, for any other Fund, would be subject to the CDSC (i.e., a purchase of $1,000,000 or more) and are subsequently exchanged for Class A shares of any other Fund, a Class A CDSC will apply to the shares of the Fund acquired by exchange for a period of 18 months from the date of the exchange.

  The Class A CDSC is currently waived in connection with certain redemptions as described above under "Alternative Purchase Arrangements--Waiver of Contingent Deferred Sales Charges."

  Participating Brokers. Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem Fund shares. Some may establish higher minimum investment requirements than set forth above. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce clients' return. Firms also may hold Fund shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Trust's transfer agent will have no information with respect to or control over accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their broker. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes, and may perform functions such as generation of confirmation statements and disbursement of cash dividends. This Prospectus/Proxy Statement should be read in connection with such firms' material regarding their fees and services.

  Deferred Sales Charge Alternative--Class B Shares. Class B shares are sold at their current net asset value without any initial sales charge. The full amount of an investor's purchase payment will be invested in shares of the Fund(s) selected. A contingent deferred sales charge ("CDSC") will be imposed on Class B shares (including Money Market Fund shares) if an investor redeems an amount which causes the current value of the investor's account for a Fund to fall below the total dollar amount of purchase payments subject to the CDSC, except that no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the CDSC.

  Initial purchases of Class B shares of the Low Duration Fund are suitable only as a temporary investment for investors who expect to exchange such shares into Class B shares of another Fund within a short time after purchase. Investors who expect to hold shares of the Low Duration Fund for longer periods should purchase Class A or Class C shares.

  Class B shares of the Money Market Fund are not offered for initial purchases but may be obtained through exchanges of Class B shares of other Funds. See "Exchange Privilege" below.

  Class B shares are not available for purchase by employer sponsored retirement plans.

  Whether a CDSC is imposed and the amount of the CDSC will depend on the number of years since the investor made a purchase payment from which an amount is being redeemed. Purchases are subject to the CDSC according to the following schedule:

     YEAR SINCE PURCHASE                                   PERCENTAGE CONTINGENT
     PAYMENT WAS MADE                                      DEFERRED SALES CHARGE
     -------------------                                   ---------------------
     First................................................            5
     Second...............................................            4
     Third................................................            3
     Fourth...............................................            3
     Fifth................................................            2
     Sixth................................................            1
     Seventh..............................................            0
     Eighth...............................................            *

--------
  * Class B shares convert into Class A shares as described below.

  In determining whether a CDSC is payable, it is assumed that the purchase payment from which a redemption is made is the earliest purchase payment from which a redemption or exchange has not already been fully effected.

  In determining whether an amount is available for redemption without incurring a CDSC, the purchase payments made for all Class B shares in the shareholder's account with the particular Fund are aggregated, and the current value of all such shares is aggregated. Any CDSC imposed on a redemption of Class B shares is paid to the Distributor.

  Class B shares are subject to higher distribution fees than Class A shares for a fixed period after their purchase, after which they automatically convert to Class A shares and are no longer subject to such higher distribution fees. Class B shares of each Fund automatically convert into Class A shares after they have been held for seven years.

  For sales of Class B shares made and services rendered to Class B shareholders, the Distributor intends to make payments to participating brokers, at the time a shareholder purchases Class B shares, of 4% of the purchase amount for each of the Funds. During such periods as may from time to time be designated by the Distributor, the Distributor will pay selected participating brokers an additional amount of up to 0.50% of the purchase price on sales of Class B shares of all or selected Funds purchased to each participating broker which obtains purchase orders in amounts exceeding thresholds established from time to time by the Distributor.

  The Class B CDSC is currently waived in connection with certain redemptions as described above under "Alternative Purchase Arrangements--Waiver of Contingent Deferred Sales Charges."

  Asset Based Sales Charge Alternative--Class C Shares. Class C shares are sold at their current net asset value without any initial sales charge. A CDSC is imposed on Class C shares (including Money Market Fund shares) if an investor redeems an amount which causes the current value of the investor's account for a Fund to fall below the total dollar amount of purchase payments subject to the CDSC, except that no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the CDSC. All of an investor's purchase payments are invested in shares of the Fund(s) selected.

  Whether a CDSC is imposed and the amount of the CDSC will depend on the number of years since the investor made a purchase payment from which an amount is being redeemed and the date such purchase payment was made. Purchases are subject to the CDSC according to the following schedule:

     YEAR SINCE PURCHASE                                   PERCENTAGE CONTINGENT
     PAYMENT WAS MADE                                      DEFERRED SALES CHARGE
     -------------------                                   ---------------------
     First................................................            1
     Thereafter...........................................            0

  In determining whether a CDSC is payable, it is assumed that the purchase payment from which the redemption is made is the earliest purchase payment (from which a redemption or exchange has not already been effected). If the earliest purchase from which a redemption has not yet been effected was made within 12 months before the redemption, then a CDSC at the rate of 1% will be imposed.

  The following example will illustrate the operation of the CDSC:

  Assume that an individual opens an account and makes a purchase payment of $10,000 for Class C shares of a Fund and that six months later the value of the investor's account for that Fund has grown through investment performance and reinvestment of distributions of $11,000. The investor then may redeem up to $1,000 from that Fund ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000, a CDSC would be imposed on $2,000 of the redemption (the amount by which the investor's account for the Fund was reduced below the amount of the purchase payment). At the rate of 1%, the CDSC would be $20.

  In determining whether an amount is available for redemption without incurring a CDSC, the purchase payments made for all Class C shares in the shareholder's account with the particular Fund are aggregated, and the current value of all such shares is aggregated. Any CDSC imposed on a redemption of Class C shares is paid to the Distributor.

  Unlike Class B shares, Class C shares do not automatically convert to any other class of shares of the Funds.

  Except as described below, for sales of Class C shares made and services rendered to Class C shareholders, the Distributor expects to make payments to participating brokers, at the time the shareholder purchases Class C shares, of 1.00% (representing 0.75% distribution fees and 0.25% servicing fees) of the purchase amount for all Funds except the Low Duration Fund for which the expected payment is 0.75% (representing 0.50% distribution fees and 0.25% servicing fees) and the Money Market Fund for which no payment is expected to be made. For sales of Class C shares made to participants making periodic purchases of not less than $50 through certain employer sponsored savings plans which are clients of a broker-dealer with which the Distributor has an agreement which respect to such purchases, no payments are made at the time of purchase. At the time shares of the Money Market Fund on which no commission has been paid are exchanged for shares of another Fund, the

Distributor intends to make the payments to participating brokers that are described above applicable to that other Fund. During such periods as may from time to time be designated by the Distributor, the Distributor will pay an additional amount of up to 0.50% of the purchase price on sales of Class C shares of all or selected Funds purchased to each participating broker which obtains purchase orders in amounts exceeding thresholds established from time to time by the Distributor.

  The Class C CDSC is currently waived in connection with certain redemptions as described above under "Alternative Purchase Arrangements--Waiver of Contingent Deferred Sales Charges."

EXCHANGE PRIVILEGE

  A shareholder may exchange Class A, Class B and Class C shares of any Fund for the same Class of shares of any other Fund or other series of the Trust or PFEAS in an account with identical registration on the basis of their respective net asset values (except that a sales charge will apply on exchanges of Class A shares of the Money Market Fund on which no sales load was paid at the time of purchase). Exchanges may be made only with respect to funds or classes registered in the state of residence of the investor or which an exemption from registration is available. Shareholders interested in such an exchange may request a prospectus for these funds by contacting the Distributor. Class A shares of the Money Market Fund may be exchanged for Class A shares of any other Fund, but the usual sales charges applicable to investments in such other Fund apply on shares for which no sales load was paid at the time of purchase. There are currently no exchange fees or charges. Except with respect to tax-qualified programs and exchanges effected through the PIMCO Advisors Auto Exchange plan, exchanges are subject to the $250 minimum initial purchase requirement for each Fund. An exchange will constitute a taxable sale for federal income tax purposes.

  Investors who maintain their account with the Distributor may exchange shares by a written exchange request sent to PIMCO Advisors Distribution Company, P.O. Box 5866, Denver, CO 80217-5866, or, unless the investor has specifically declined telephone exchange privileges on the Account Application or elected in writing not to utilize telephone exchanges, by a telephone request to the Transfer Agent at 800-852-8457. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and may be liable for any losses due to unauthorized to fraudulent instructions if it fails to employ such procedures. The Trust will require a form of personal identification prior to acting on a caller's telephone instructions, will provide written confirmations of such transactions and will record telephone instructions. Exchange forms are available from the Distributor at 800-426-0107 and may be used if there will be no change in the registered name of address of the shareholder. Changes in registration information or account privileges may be made in writing to the Transfer Agent, Shareholder Services, Inc., P.O. Box 5866, Denver, Colorado 80217-5866, or by use of forms which are available from the Distributor. A signature guarantee is required. See "Signature Guarantee" under "General." Telephone exchanges may be made between 9:00 a.m. and the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on any day the Exchange is open (generally weekdays other than normal holidays). The Trust reserves the right to refuse exchange purchases if, in the judgment of the Adviser, the purchase would adversely affect the Fund and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by the Adviser to be detrimental to the Fund. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by SEC regulations, the Trust will give 60 days' advance notice to shareholders of any termination or material modification of the exchange privilege. For further information about exchange privileges, contact your participating broker or call the Transfer Agent at 800-426-0107.

  With respect to Class B and Class C shares, or Class A shares subject to a CDSC, if less than all of an investment is exchanged out of a Fund, any portion of the investment attributable to capital appreciation and/or reinvested dividends or capital gains distributions will be changed first, and thereafter any portions exchanged will be from the earliest investment made in the Fund from which the exchange was made. Shareholders should take into account the effect of any exchange on the applicability of any CDSC that may be imposed upon any subsequent redemption. Although the Class A CDSC does not apply to Class A shares of the Money Market Fund, if Money Market Fund Class A shares purchased in a transaction that would otherwise be subject to the Class A CDSC (i.e. most purchases of $1,000,000 or more) are subsequently exchanged for Class A shares of any other Fund, a Class A CDSC will apply to the shares of the Fund acquired by exchange for a period of 18 months from the date of the exchange. See "Initial Sales Charge Alternative--Class A Shares--Class A Deferred Sales Charge" above.

  Auto Exchange. Investors may also select the PIMCO Advisors Auto Exchange plan which establishes automatic periodic exchanges. For further information on automatic exchanges see "PIMCO Advisors Auto Exchange" under "How to Buy Shares."

HOW TO REDEEM

  Shares may be redeemed through a participating broker, by telephone, by submitting a written redemption request directly to the Transfer Agent (for non-broker accounts) or through an Automatic Withdrawal Plan or PIMCO Advisors Fund Link.

  A CDSC may apply to a redemption of Class A, Class B or Class C shares. See "Alternative Purchase Arrangements" above. Shares are redeemed at their net asset value next determined after a proper redemption request has been received, less any applicable CDSC. There is no charge by the Distributor (other than an applicable CDSC) with respect to a redemption; however, a participating broker who processes a redemption for an investor may charge customary commissions for its services. Dealers and other financial services firms are obligated to transmit orders promptly. Requests for redemption received by dealers or other firms prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on a regular business day and received by the Distributors prior to the close of the Distributor's business day will be confirmed at the net asset value effective as of the closing of the Exchange on that day, less an applicable CDSC.

  Direct Redemption. A shareholder's original Account Application permits the shareholder to redeem by written request and by telephone (unless the shareholder specifically elects not to utilize telephone redemptions) and to elect one or more of the additional redemption procedures described below. A shareholder may change the instructions indicated on his original Account Application, or may request additional redemption options, only by transmitting a written direction to the Transfer Agent. Requests to institute or change any of the additional redemption procedures will require a signature guarantee.

  Redemption proceeds will normally be mailed to the redeeming shareholder within seven days or, in the case of wire transfer of Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer.

  Written Requests. (Does not apply to shares held in broker "street name" accounts.) To redeem shares in writing (whether or not represented by certificates), a shareholder must send the following items to the Fund's Transfer Agent, Shareholder Services, Inc., P.O. Box 5866, Denver, Colorado 80217-5866: (1) a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent's records, including fiduciary titles, if any, and specifying the account number and the dollar amount of number of shares to be redeemed; (2) for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under "Signature Guarantee"; (3) any share certificates issued for any of the shares to be redeemed (see "Certificated Shares" below); and (4) any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record. Transfers of shares are subject to the same requirements. A signature guarantee is not required for redemptions of $50,000 or less, requested by and payable to all shareholders of record for the account, to be sent to the address of record for that account. To avoid delay in redemption or transfer, shareholders having any questions about these requirements should contact the Transfer Agent in writing or by calling 800-426-0107 before submitting a request. Redemption or transfer requests will not be honored until all required documents in the proper form have been received by the Transfer Agent.

  If the proceeds of the redemption (i) exceed $50,000, (ii) are to be paid to a person other than the record owner, (iii) are to be sent to an address other than the address of the account on the Transfer Agent's records, or (iv) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described above, except that the Distributor may wave the signature guarantee requirement for redemptions up to $2,500 by a trustee of a qualified retirement plan, the administrator for which has an agreement with the Distributor.

  Telephone Redemptions. (Does not apply to shares held in broker "street name" accounts.) The Trust accepts telephone requests for redemption of uncertificated shares for amounts up to $50,000 within any seven calendar day period, except for investors who have specifically declined telephone redemption privileges on the Account Application or elected in writing not to utilize telephone redemptions. The proceeds of a telephone redemption will be sent to the record shareholder at his record address. Changes in account information must be made in written authorization with a signature guarantee. See "Signature Guarantee" under "General." Telephone redemptions will not be accepted during the 30-day period following any change in an account's record address.

  By completing an Account Application, an investor agrees that the Trust, the Distributor and the Transfer Agent shall not be liable for any loss incurred by the investor by reason of the Trust accepting unauthorized telephone redemption requests for his account if the Trust reasonably believes the instructions to be genuine. Thus, shareholders risk possible losses in the event of a telephone redemption not authorized by them. The Trust may accept telephone redemption instructions from any person identifying himself as the owner of an account or the owner's broker where the owner has not declined in writing to utilize this service. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and may be liable for any losses due to unauthorized or fraudulent instructions if it fails to employ such procedures. The Trust will require a form of personal identification prior to acting on a caller's telephone instructions, will provide written confirmation of such transactions and will record telephone instructions.

  A shareholder making a telephone redemption should call the Transfer Agent at 800-852-8457 and state (i) the name of the shareholder as it appears on the Transfer Agent's records, (ii) his account number with the Trust, (iii) the amount to be withdrawn and (iv) the name of the person requesting the redemption. Usually the proceeds are sent to the investor on the next Trust business day after the redemption is effected, provided the redemption request is received prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) that day. If the redemption request is received after the closing of the Exchange, the redemption is effected on the following Trust business day at that day's net asset value and the proceeds are usually sent to the investor on the second following Trust business day. The Trust reserves the right to terminate or modify the telephone redemption service at any time. During times of severe disruptions in the securities markets, the value of calls may make it difficult to redeem by telephone, in which case a shareholder may wish to send a written request for redemption as described under "Written Requests" above. Telephone communications may be recorded by the Distributor or the Transfer Agent.

  Fund Link Redemptions. (Does not apply to shares held in broker "street name" accounts.) If a shareholder has established Fund Link, the shareholder may redeem shares by telephone and have the redemption proceeds sent to a designated account at a financial institution. Fund Link is normally established within 45 days of receipt of the Application by the Transfer Agent. To use Fund Link for redemptions, call the Transfer Agent at 800-852-8457. Subject to the limitations set forth above under "Telephone Redemptions," the Distributor, the Trust and the Transfer Agent may rely on instructions by any registered owner believed to be genuine and will not be responsible to any shareholder for any loss, damage or expense arising out of such instructions. Requests received by the Transfer Agent prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on a business day will be processed at the net asset value on that day and the proceeds (less any CDSC) will normally be sent to the designated bank account on the following business day and received by the bank on the second or third business day. If the redemption request is received after the close of regular trading on the Exchange, the redemption is effected on the following business day. Shares purchased by check may not be redeemed through Fund Link until such shares have been owned (i.e., paid for) for at least 15 days. Fund Link may not be used to redeem shares held in certificated form. Changes in bank account information must be made by completing a new Fund Link Application, signed by all owners of record of the account, with all signatures guaranteed. See "Signature Guarantee" under "General." See "PIMCO Advisors Fund Link" under "How to Buy Shares" for information on establishing the Fund Link privilege. The trust may terminate the Fund Link program at any time without notice to shareholders.

  Expedited Wire Transfer Redemptions. (Does not apply to shares held in broker "street name" accounts.) If a shareholder has given authorization for expedited wire redemption, shares can be redeemed and the proceeds sent by federal write transfer to a single previously designated bank account. Requests received by the Trust prior to the close of the Exchange will result in shares being redeemed that day at the next determined net asset value (less any CDSC) and normally the proceeds being sent to the designated bank account the following business day. The bank must be a member of the Federal Reserve wire system. Delivery of the proceeds of a wire redemption request may be delayed by the Trust for up to 7 days if the Distributor deems it appropriate under then current market conditions. Once authorization is on file, the Trust will honor requests by any person identifying himself as the owner of an account or the owner's broker by telephone at 800-852-8457 or by written instructions. The Trust cannot be responsible for the efficiency of the Federal Reserve wire system or the shareholder's bank. The Trust does not currently charge for wire transfers. The shareholder is responsible for any charges imposed by the shareholder's bank. The minimum amount that may be wired is $2,500. The Trust reserves the right to change this minimum or to terminate the wire redemption privilege. Shares purchased by check may not be redeemed by wire transfer until such shares have been owned (i.e., paid for) for at least 15 days. Expedited wire transfer redemptions may be authorized by completing a form available from the Distributor. Wire redemptions may not be used to redeem shares in certificated form. To change the name of the single bank account designated to receive wire redemption proceeds, it is necessary to send a written request with signatures guaranteed to PIMCO Advisors Distribution Company, P.O. Box 5866, Denver, CO 80217-5866. See "Signature Guarantee" under "General."

  Certificated Shares. To redeem shares for which certificates have been issued, the certificates must be mailed to or deposited with the Trust, duly endorsed or accompanied by a duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under "Signature Guarantee." Further documentation may be requested from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians ("institutional account owners"). The redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

AUTOMATIC WITHDRAWAL PLAN

  An investor who owns or buys shares of a fund having a net asset value of $10,000 or more may open an Automatic Withdrawal Plan and have a designated sum of money (not less than $100 per Fund) paid monthly (or quarterly) to the investor or another person. Such a plan may be established by obtaining an Automatic Withdrawal Plan Application from the Distributor or your broker. If an Automatic Withdrawal Plan is set up after the account is established providing for payment to a person other than the record shareholder or to an address other than the address of record, a signature guarantee is required. See "Signature Guarantee" under "General." Shares of each class of any fund are deposited in a Plan account and all distributions are reinvested in additional shares of that class of Fund at the net asset value. Shares in a Plan account are then redeemed at net asset value (less any applicable CDSC) to make each withdrawal payment. Any applicable CDSC may be waived for certain redemptions under an Automatic Withdrawal Plan. See "Waiver of Contingent Deferred Sales Charges" under "Alternative Purchase Arrangements" above.

  Redemptions for the purpose of withdrawals are ordinarily made on the business day preceding the day of payment at that day's closing net asset value and checks are mailed on the day of payment selected by the shareholder. The Transfer Agent may accelerate the redemption and check mailing date by one day to avoid weekend delays. Payment will be made to any person the investor designates; however, if the shares are registered in the name of a trustee or other fiduciary, payment will be made only to the fiduciary, except in the case of a profit-sharing or pension plan where payment will be made to the designee. As withdrawal payments may include a return of principal, they cannot be considered a guaranteed annuity or actual yield of income to the investor. The redemption of shares in connection with an Automatic Withdrawal Plan may result in a gain or loss for tax purposes. Continued withdrawals in excess of income will reduce and possibly exhaust invested principal, especially in the event of a market decline. The maintenance of an Automatic Withdrawal Plan concurrently with purchases of additional shares of the Fund would be disadvantageous to the investor because of the CDSC that may become payable on such withdrawals in the case of Class A, Class B or Class C shares and because of the initial sales charge in the case of Class A shares. For this reason, the minimum investment accepted for a Fund while an Automatic Withdrawal Plan is in effect for that Fund is $1,000, and an investor may not maintain a plan for the accumulation of shares of the Fund (other than through reinvestment of distributions) and an Automatic Withdrawal Plan at the same time. The Trust or the Distributor may terminate or change the terms of the Automatic Withdrawal Plan at any time.

  Because the Automatic Withdrawal Plan may involve invasion of capital, investors should consider carefully with their own financial advisers whether the plan and the specified amounts to be withdrawn are appropriate in their circumstances. The Trust and the Distributor make no recommendations or representations in this regard.

                            PORTFOLIO TRANSACTIONS

  Pursuant to the advisory contract, the Adviser places orders for the purchase and sale of portfolio investments for the Funds' accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the account of the Funds, the Adviser will seek the best price and execution of the Funds' orders. In doing so, a Fund may pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction. The Adviser also may consider sales of shares of the Trust as a factor in the selection of broker-dealers to execute portfolio transactions for the Trust.

  The Adviser manages the Funds without regard generally to restrictions on portfolio turnover, except those imposed on its ability to engage in short-term trading by provisions of the federal tax laws. The use of futures contracts and other derivative instruments with relatively short maturities may tend to exaggerate the portfolio turnover rate for some of the Funds. Trading in fixed income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The higher the rate of portfolio turnover of a Fund, the higher all these transaction costs borne by the Fund generally will be.

  Some securities considered for investment by the Funds may also be appropriate for other clients served by the Adviser. If a purchase or sale of securities consistent with the investment policies of a Fund and one or more of these clients served by the Adviser is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the Adviser.

                                NET ASSET VALUE

  The net asset value per share of each class of each Fund is determined as of the close of trading on the New York Stock Exchange (ordinarily 4:00 p.m., Eastern time) by dividing the total market value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the number of total outstanding shares of that class. Net asset value will not be determined on days on which the New York Stock Exchange is closed.

  The Money Market Fund's securities are normally valued using the amortized cost method of valuation. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity. See the PIMS Statement of Additional Information for a description of certain conditions and procedures followed by the Money Market Fund in connection with amortized cost valuation. For all other Funds, portfolio securities and other assets for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, at the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements (other than obligations having a maturity of 60 days or less), are normally valued on the basis of quotations obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

  Quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. Short-term investments having a maturity of 60 days or less are valued at amortized cost, when the Board of Trustees determines that amortized cost is their fair value.

Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable and whose durations are comparable to the securities being valued. Subject to the foregoing, other securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

                      DIVIDENDS, DISTRIBUTIONS AND TAXES

  Shares begin earning dividends on the effective date of purchase, provided notification deadlines are met. See "How to Buy Shares." Dividends are declared daily from net investment income to shareholders of record at the close of the previous business day, and distributed to shareholders monthly. Any net realized capital gains from the sale of portfolio securities will be distributed no less frequently than once yearly. Dividend and capital gain distributions of a Fund will be reinvested in additional shares of that Fund unless the shareholder elects to have them paid in cash. Dividends from net investment income with respect to Class B and C shares are expected to be lower than those paid with respect to Class A shares, reflecting the payment of distribution fees by those classes.

  Shareholders may elect to invest dividends and/or distributions paid by any Fund in shares of the same class of any other Fund or other series of the Trust at net asset value. The shareholder must have an account existing in the Fund selected for investment with the identical registered name and address and must elect this option on a form provided for that purpose or by a telephone request to the Transfer Agent at 800-426-0107. For further information on this option, contact your broker or call the Distributor at 800-426-0107.

  Each Fund intends to qualify as a regulated investment company annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended. As such, a Fund generally will not pay federal income tax on the income and gains it pays as dividends to its shareholders. In order to avoid a 4% federal excise tax, each Fund intends to distribute each year substantially all of its net income and gains.

  Distributions received by tax-exempt shareholders will not be subject to federal income tax to the extent permitted under applicable tax law. To the extent that a shareholder is not exempt from tax on Fund distributions, such shareholder will be subject to tax on dividends received from a Fund, regardless of whether received in cash or reinvested in additional shares. All shareholders must treat dividends, other than capital gain dividends or dividends that represent a return of capital to shareholders, as ordinary income. Dividends designated by a Fund as capital gain dividends are taxable to shareholders as long-term capital gain except as provided by an applicable tax exemption. Any distributions that are not from a Fund's net investment income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Certain dividends declared in October, November or December of a calendar year are taxable to shareholders (who otherwise are subject to tax on dividends) as though received on December 31 of that year if paid to shareholders during January of the following calendar year. For state income tax purposes, interest on some federal obligations generally is not exempt from taxation, whether received directly by a shareholder or through distributions of investment company taxable income (for example, interest on FNMA and GNMA Certificates). Each Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

  Taxable shareholders should note that the timing of their investment could have undesirable tax consequences. If shares are purchased on or just before the day the Fund declares a dividend, taxable shareholders will pay full price for the shares and may receive a portion of their investment back as a taxable distribution.

  The preceding discussion relates only to federal income tax; the consequences under other tax laws may differ. For additional information relating to the tax aspects of investing in a Fund, see the PIMS Statement of Additional Information.

                               OTHER INFORMATION

CAPITALIZATION

  The Trust was organized as a Massachusetts business trust on February 19, 1987. The Board of Trustees may establish additional portfolios in the future. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest. When issued, shares of the Trust are fully paid, non-assessable and freely transferable.

  Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, and thus should be considered remote.

MULTIPLE CLASSES OF SHARES

  In addition to Class A shares, Class B shares, and Class C shares, each Fund offers Institutional Class shares and Administrative Class shares. These other classes of the Funds may have different sales charges and expense levels, which will affect performance. Investors may contact the Distributor at 800-426-0107 for more information concerning other classes of shares of the Funds. This Prospectus/Proxy Statement relates only to the Class A, Class B and Class C shares of the Funds.

VOTING

  Shareholders have the right to vote on the election of Trustees and on any and all matters on which the law or the Declaration of Trust states they may be entitled to vote. The Trust is not required to hold regular annual meetings of Trust shareholders and does not intend to do so. Shareholders of a class of shares have separate voting rights with respect to matters that only affect that class. See "Other Information--Voting Rights" in the Statement of Additional Information.

  The Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.

PERFORMANCE INFORMATION

  The Trust may, from time to time, include the yield and total return for each class of shares of its Funds in advertisements or reports to shareholders or prospective investors. Yield quotations for the Money Market Fund may include current yield and effective yield. Current yield will be based on income received by a hypothetical investment over a given seven-day period (less expenses accrued during the period) and "annualized" (i.e., assuming that the seven-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). Effective yield for the Fund is calculated in the manner similar to that used to calculate current yield, but reflects the compounding effect on earnings of reinvested dividends. For the remaining Funds, quotations of yield for a Fund or class will be based on the investment income per share (as defined by the SEC) during a particular 30-day (or one-month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the maximum public offering price per share on the last day of the period. Quotations of average annual total return for a Fund or class will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund or class over periods of one, five and ten years (up to the life of the Fund), reflect the deduction of a proportional share of Fund or class expenses (on an annual basis), and assume that all dividends and distributions are reinvested when paid.

  The Trust also may provide current distribution information to its shareholders in shareholder reports or other shareholder communications, or in certain types of sales literature provided to prospective investors. Current distribution information for a particular class of a Fund will be based on distributions for a specified period (i.e., total dividends from net investment income), divided by the relevant class net asset value per share on the last day of the period and annualized. The rate of current distributions does not reflect deductions for unrealized losses from transactions in derivative instruments such as options and futures, which may reduce total return. Current distribution rates differ from standardized yield rates in that they represent what a class of a Fund has declared and paid to shareholders as of the end of a specified period rather than the Fund's actual net investment income for that period.

  Performance information for the Trust may also be compared to various unmanaged indices, such as the Lehman Brothers Aggregate Bond Index, the Merrill Lynch 1 to 3 Year Treasury Index, the Lehman Intermediate and 20+ Year Treasury Blend Index, the Lehman BB Intermediate Corporate Index, indexes prepared by Lipper Analytical Services, the J.P. Morgan Global Index, the Salomon Brothers World Government Bond Index-10 Non U.S.-Dollar Hedged and the J.P. Morgan Government Bond Index Non U.S.-Dollar Hedged, and other entities or organizations which track the performance of investment companies or investment advisers. Unmanaged indexes (i.e., other than Lipper) generally do not reflect deductions for administrative and management costs and expenses. PIMCO may also report to shareholders or to the public in advertisements concerning the performance of PIMCO as adviser to clients other than the Trust, and on the comparative performance or standing of PIMCO in relation to other money managers. Such comparative information may be compiled or provided by independent ratings services or by news organizations. Any performance information, whether related to the Funds or to the Adviser, should be considered in light of a Fund's investment objectives and policies, characteristics and quality of the portfolio, and the market conditions during the time period indicated, and should not be considered to be representative of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Funds, see the PIMS Statement of Additional Information.

  Investment results of the Funds will fluctuate over time, and any presentation of the Funds' total return or yield for any prior period should not be considered as a representation of what an investor's total return or yield may be in any future period. The Trust's Annual Report contains additional performance information for the Funds and is available upon request, without charge, by calling (800) 927-4648 (Current Shareholders), or
(800) 800-0952 (New Accounts).

                       DESCRIPTION OF SECURITIES RATINGS

  Certain of the Funds make use of average portfolio credit quality standards to assist institutional investors whose own investment guidelines limit their investments accordingly. In determining a Fund's overall dollar- weighted average quality, unrated securities are treated as if rated, based on the Adviser's view of their comparability to rated securities. A Fund's use of average quality criteria is intended to be a guide for those institutional investors whose investment guidelines require that assets be invested according to comparable criteria. Reference to an overall average quality rating for a Fund does not mean that all securities held by the Fund will be rated in that category or higher. A Fund's investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody's or S&P or, if unrated, determined by the Adviser to be of comparable quality). The percentage of a Fund's assets invested in securities in a particular rating category will vary. Following is a description of Moody's and S&P's ratings applicable to fixed income securities.

MOODY'S INVESTORS SERVICE, INC.

 Corporate and Municipal Bond Ratings

  AAA: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  AA: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

  A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

  BAA: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  BA: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  CAA: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  CA: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

 Corporate Short-Term Debt Ratings

  Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

  Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

    PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

    PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

    NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR'S

 Corporate and Municipal Bond Ratings

 INVESTMENT GRADE

  AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

  AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

  A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

  BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

 SPECULATIVE GRADE

  Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

  BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

  B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

  CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

  CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

  C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

  CI: The rating CI is reserved for income bonds on which no interest is being paid.

  D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

  PLUS (+) OR MINUS (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

  PROVISIONAL RATINGS: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

  R: The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

  The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

  N.R.: Not rated.

  Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

 Commercial Paper Rating Definitions

  A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

  A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

  A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

  A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

  B: Issues rated B are regarded as having only speculative capacity for timely payment.

  C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

  D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

  A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

                                                                      APPENDIX C

(THE FOLLOWING PERFORMANCE INFORMATION AND COMMENTARY ARE EXCERPTED FROM THE PIMS TRUST'S ANNUAL REPORT FOR THE FISCAL YEAR ENDED MARCH 31, 1996. THE PERFORMANCE INFORMATION RELATES ONLY TO THE INSTITUTIONAL AND ADMINISTRATIVE CLASS SHARES OF THE ACQUIRING FUNDS. SUCH PERFORMANCE DOES NOT REFLECT THE IMPOSITION OF THE DIFFERENT SALES CHARGES, CDSCS AND/OR 12B-1 FEES APPLICABLE TO CLASS A, CLASS B AND CLASS C SHARES OF THE ACQUIRING FUNDS, WHICH WOULD HAVE PRODUCED LOWER PERFORMANCE.)


TOTAL RETURN FUND



  [The following table was represented as a line graph in the printed matter.]

================================================================================
Total Return Fund                                         Through March 31, 1996
================================================================================



                    MONTH        TOTAL RETURN          LBAG

                  ==========    ==============     =============

                   05/31/87       1,000,000.00      1,000,000.00
                   12/31/87       1,030,745.18      1,043,430.28
                   12/31/88       1,127,426.29      1,125,714.10
                   12/31/89       1,288,016.57      1,289,275.51
                   12/31/90       1,391,670.78      1,404,797.46
                   12/31/91       1,663,829.39      1,629,609.19
                   12/31/92       1,825,855.68      1,750,227.21
                   12/31/93       2,054,300.21      1,920,864.71
                   12/31/94       1,980,883.43      1,864,840.30
                   12/31/95       2,372,627.60      2,209,361.20
                   03/31/96       2,315,678.28      2,170,163.07

The line graph depicts the value of $1,000,000 invested at the inception of the Fund's Institutional Class in May 1987 and held through March 1996, compared to the Lehman Brothers Aggregate Bond Index, an unmanaged market index. The performance of the Administrative Class from inception in September 1994 (shown at right), reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis.


Annualized Returns Ended 3/31/96
-----------------------------------------------------
                                               Since
                    1 Yr    3 Yr     5 Yr  Inception
Total Return Fund
Int'l Class (%)    11.14    6.59     9.92      9.96
Lehman Aggregate
Index (%)          10.79    5.99     8.49      9.16
-----------------------------------------------------
Admin. Class (%)   10.99    n/a      n/a      10.67
Lehman Aggregate
Index (%)          10.79    n/a      n/a      10.91
-----------------------------------------------------


THE CHART ABOVE DEPICTS THE VALUE OF $1,000,000 INVESTED AT THE INCEPTION OF THE FUND'S INSTITUTIONAL CLASS IN MAY 1987 AND HELD THROUGH MARCH 1996, COMPARED TO THE LEHMAN BROTHERS AGGREGATE BOND INDEX, AN UNMANAGED MARKET INDEX. THE PERFORMANCE OF THE ADMINISTRATIVE CLASS FROM INCEPTION IN SEPTEMBER 1994 (SHOWN ABOVE RIGHT) REFLECTS THE PAYMENT OF A SERVICE FEE IN AN AMOUNT NOT TO EXCEED 0.25% ON AN ANNUALIZED BASIS. THE PAST PERFORMANCE OF THE FUND'S INSTITUTIONAL CLASS AND ADMINISTRATIVE CLASS SHARES SHOWN HEREIN IS NOT AN INDICATION OF FUTURE RESULTS.


 . AN ABOVE-INDEX DURATION FOR MOST OF THE YEAR LED TO STRONG RELATIVE AND ABSO-
  LUTE PERFORMANCE THROUGH THE FINAL THREE QUARTERS OF 1995, BUT DETRACTED FROM RETURNS IN THE FIRST QUARTER OF 1996.
 . FOREIGN BOND HOLDINGS AVERAGING 15% TO 20% WERE STRONG CONTRIBUTORS TO PER-
  FORMANCE AS HEDGED GERMAN AND FINNISH BONDS POSTED STRONG RETURNS AMID LOW INFLATION AND STAGNANT GROWTH IN CORE EUROPE.
 . SMALL DOLLAR-DENOMINATED MEXICAN AND ARGENTINE BOND POSITIONS BOOSTED RETURNS
  WHEN PRICES RALLIED IN RESPONSE TO CREDIBLE GROWTH AND INFLATION POLICIES.
 . CORPORATE HOLDINGS, PARTICULARLY BELOW INVESTMENT GRADE, OUTPERFORMED OTHER
  SECTORS AND BENEFITED RETURNS WITH HIGHER YIELDS AND STABLE SPREADS. THESE BENEFITS WERE LIMITED IN THE LATTER HALF OF THE YEAR AS LONGER MATURITY CORPORATES WERE PARED IN ANTICIPATION OF WIDENING SPREADS.
 . FIXED-RATE MORTGAGE POSITIONS LAGGED AS RISING PREPAYMENTS OFFSET THEIR
  HIGHER YIELDS THROUGH THE FIRST NINE MONTHS, FOLLOWED BY DURATION EXTENSION AND LOWER PRICES IN EARLY 1996.

LOW DURATION FUND


  [The following table was represented as a line graph in the printed matter.]

================================================================================
Low Duration Fund                                         Through March 31, 1996
================================================================================

  MONTH            LOW DURATION                 MERRILL 1-3
=========          ============                 ============
05/31/87           1,000,000.00                 1,000,000.00
12/31/87           1,044,478.09                 1,047,984.76
12/31/88           1,130,408.56                 1,113,174.49
12/31/89           1,261,510.71                 1,234,771.63
12/31/90           1,375,736.40                 1,354,820.12
12/31/91           1,560,925.88                 1,513,055.27
12/31/92           1,680,926.86                 1,608,398.67
12/31/93           1,811,369.22                 1,695,419.33
12/31/94           1,822,760.28                 1,705,049.92
12/31/95           2,040,217.87                 1,892,602.79
03/31/96           2,041,263.49                 1,898,924.61

The line graph depicts the value of $1,000,000 invested at the inception of the Fund's Institutional Class in May 1987 and held through March 1996, compared to the Merrill Lynch 1-3 Year Treasury Index, an unmanaged market index. The performance of the Administrative Class from inception in January 1995 (shown at right), reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis.

Annualized Returns Ended 3/31/96
-----------------------------------------------------
                                               Since
                    1 Yr    3 Yr     5 Yr  Inception
Low Duration Fund
Inst'l Class (%)    9.13    5.76     7.66      8.41
Merrill Lynch 1-3
Yr Tsy Index (%)    7.75    4.92     6.52      7.52
-----------------------------------------------------
Admin. Class (%)    8.83    n/a      n/a       9.16
Merrill Lynch 1-3
Yr Tsy Index (%)    7.75    n/a      n/a       9.00
-----------------------------------------------------


THE CHART ABOVE DEPICTS THE VALUE OF $1,000,000 INVESTED AT THE INCEPTION OF THE FUND'S INSTITUTIONAL CLASS IN MAY 1987 AND HELD THROUGH MARCH 1996, COMPARED TO THE MERRILL LYNCH 1-3 YEAR TREASURY INDEX, AN UNMANAGED MARKET INDEX. THE PERFORMANCE OF THE ADMINISTRATIVE CLASS FROM INCEPTION IN JANUARY 1995 (SHOWN ABOVE RIGHT) REFLECTS THE PAYMENT OF A SERVICE FEE IN AN AMOUNT NOT TO EXCEED 0.25% ON AN ANNUALIZED BASIS. THE PAST PERFORMANCE OF THE FUND'S INSTITUTIONAL CLASS AND ADMINISTRATIVE CLASS SHARES SHOWN HEREIN IS NOT AN INDICATION OF FUTURE RESULTS.


 . AN ABOVE-INDEX DURATION LED TO STRONG RELATIVE PERFORMANCE THROUGH THE FINAL
  THREE QUARTERS OF 1995, BUT DETRACTED SLIGHTLY IN THE FIRST QUARTER OF 1996. . A BROAD MATURITY MIX HAD A SMALL POSITIVE IMPACT ON RETURNS AS INTERMEDIATE-
  TERM RATES FELL DRAMATICALLY.
 . CORPORATE HOLDINGS PARTICULARLY BELOW INVESTMENT GRADE, OUTPERFORMED OTHER
  SECTORS AND BENEFITED RETURNS WITH HIGHER YIELDS AND STABLE SPREADS.
 . SMALL DOLLAR-DENOMINATED MEXICAN BOND POSITIONS BOOSTED PERFORMANCE WHEN
  PRICES RALLIED IN RESPONSE TO CREDIBLE GROWTH AND INFLATION POLICIES.
 . FIXED-RATE MORTGAGE POSITIONS LAGGED AS RISING PREPAYMENTS OFFSET THEIR
  HIGHER YIELDS.

HIGH YIELD FUND



  [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATTER]
================================================================================
High Yield Fund                                          Through March 31, 1996
================================================================================

                                       LEHMAN BB
  MONTH             HIGH YIELD         INT CORP
 =========         ============      ============
 12/31/92         1,000,000.00      1,000,000.00
 12/31/93         1,187,025.82      1,146,545.45
 12/31/94         1,215,478.79      1,156,314.50
 12/31/95         1,466,840.41      1,376,719.76
 03/31/96         1,480,400.02      1,386,737.39

The line graph depicts the value of $1,000,000 invested at the inception of the Fund's Institutional Class in December 1992 and held through March 1996, compared to the Lehman Brothers BB Intermediate Corporate Index, an unmanaged market index. The performance of the Administrative Class from inception in January 1995 (shown at right), reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis.

Annualized Returns Ended 3/31/96
-----------------------------------------------------
                                               Since
                    1 Yr    3 Yr     5 Yr  Inception
High Yield Fund
Inst'l Class (%)   15.70   11.68     n/a      12.89
Lehman BB Int.
Corp. Index (%)    13.48    9.79     n/a      10.59
-----------------------------------------------------
Admin. Class (%)   15.54    n/a      n/a      17.27
Lehman BB Int.
Corp. Index (%)    13.48    n/a      n/a      15.30
-----------------------------------------------------


THE CHART ABOVE DEPICTS THE VALUE OF $1,000,000 INVESTED AT THE INCEPTION OF THE FUND'S INSTITUTIONAL CLASS IN DECEMBER 1992 AND HELD THROUGH MARCH 1996, COMPARED TO THE LEHMAN BROTHERS BB INTERMEDIATE CORPORATE INDEX, AN UNMANAGED MARKET INDEX. THE PERFORMANCE OF THE ADMINISTRATIVE CLASS FROM INCEPTION IN JANUARY 1995 (SHOWN ABOVE RIGHT) REFLECTS THE PAYMENT OF A SERVICE FEE IN AN AMOUNT NOT TO EXCEED 0.25% ON AN ANNUALIZED BASIS. THE PAST PERFORMANCE OF THE FUND'S INSTITUTIONAL CLASS AND ADMINISTRATIVE CLASS SHARES SHOWN HEREIN IS NOT AN INDICATION OF FUTURE RESULTS.



 . A FOCUS ON BBB- AND BB-RATED NON-CYCLICAL CREDITS BENEFITED PERFORMANCE IN
  MID-1995 WHEN INVESTORS BECAME CONCERNED ABOUT AN ECONOMIC SLOWDOWN.
 . MAINTAINING THIS DEFENSIVE STRATEGY INTO 1996 DETRACTED FROM RETURNS AS LOW-
  ER-QUALITY CYCLICAL BONDS OUTPERFORMED ON RENEWED OPTIMISM OF ECONOMIC
  STRENGTH.
 . DURATION AND MATURITY MIX WERE HELD NEUTRAL TO THE INDEX AND HAD LITTLE IM-
  PACT ON RELATIVE RETURN.
 . SMALL HOLDINGS OF DOLLAR-DENOMINATED MEXICAN BONDS AIDED PERFORMANCE AS THEY
  OUTPERFORMED MOST HIGH YIELD SECTORS DURING THE PERIOD.
 . EMPHASIZING THE MEDIA/TELECOMMUNICATIONS AND HEALTHCARE INDUSTRIES BOOSTED
  OVERALL RETURN DUE TO IMPROVED CASH FLOW RATIOS.

MONEY MARKET FUND


  [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATTER]
================================================================================
Money Market Fund                                         Through March 31, 1996
================================================================================

                                                       LIPPER
             MONTH               MONEY MARKET       MONEY MARKET
           =========             ============       ============
           02/28/91              1,000,000.00       1,000,000.00
           12/31/91              1,047,059.10       1,046,651.18
           12/31/92              1,083,083.32       1,082,903.94
           12/31/93              1,113,416.25       1,112,174.01
           12/31/94              1,157,083.08       1,153,681.32
           12/31/95              1,227,235.03       1,215,744.16
           03/31/96              1,243,447.46       1,230,619.38

The line graph depicts the value of $1,000,000 invested at the inception of the Fund's Institutional Class in March 1991 and held through March 1996, compared to the Lipper Money Market Index, an index consisting of the 30 largest equal weighted Money Market Funds. The performance of the Administrative Class, from inception in January 1995 (shown at right), reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. Effective November 1, 1995, the Fund changed its index from the Salomon Three Month T-Bill to the Lipper Money Market Index. Management of the Fund believes the Lipper Money Market Index is more consistent with the Fund's investment objectives.



Annualized Returns Ended 3/31/96
-----------------------------------------------------
                                               Since
                    1 Yr    3 Yr     5 Yr  Inception
Money Market
Fund
Inst'l Class (%)    5.97    4.47     4.35      4.37
Lipper Money
Market Index (%)    5.25    4.12     4.13      4.16
-----------------------------------------------------
Admin Class (%)     5.71    n/a      n/a       5.66
Lipper Money
Market Index (%)    5.25    n/a      n/a       5.28
-----------------------------------------------------

Cumulative Returns Ended 3/31/96
-----------------------------------------------------
                    5 Mo. (a)
Money Market
Fund
Inst'l Class (%)    2.58
Lipper Money
Market Index (%)    1.96
-----------------------------------------------------
Admin Class (%)     2.47
Lipper Money
Market Index (%)    1.96
-----------------------------------------------------



THE LINE GRAPH DEPICTS THE VALUE OF $1,000,000 INVESTED AT THE INCEPTION OF THE FUND'S INSTITUTIONAL CLASS IN MARCH 1991 AND HELD THROUGH MARCH 1996, COMPARED TO THE LIPPER MONEY MARKET INDEX, AN INDEX CONSISTING OF THE 30 LARGEST EQUAL WEIGHTED MONEY MARKET FUNDS. THE PERFORMANCE OF THE ADMINISTRATIVE CLASS FROM INCEPTION IN JANUARY 1995 (SHOWN ABOVE RIGHT) REFLECTS THE PAYMENT OF A SERVICE FEE IN AN AMOUNT NOT TO EXCEED 0.25% ON AN ANNUALIZED BASIS. EFFECTIVE NOVEMBER 1, 1995, THE FUND CHANGED ITS INDEX FROM THE SALOMON THREE MONTH T-BILL TO THE LIPPER MONEY MARKET INDEX. MANAGEMENT OF THE FUND BELIEVES THE LIPPER MONEY MARKET INDEX IS MORE CONSISTENT WITH THE FUND'S INVESTMENT OBJECTIVES. THE
PAST PERFORMANCE OF THE FUND'S INSTITUTIONAL CLASS AND ADMINISTRATIVE CLASS SHARES SHOWN HEREIN IS NOT AN INDICATION OF FUTURE RESULTS.


    (A) CUMULATIVE RETURNS PRESENTED TO REFLECT REORGANIZATION OF THE FUND, EFFECTIVE NOVEMBER 1, 1995.

 . HIGH-GRADE, SHORT-TERM CORPORATE BONDS OFFERED HIGHER YIELDS THAN THREE-MONTH
  TREASURY BILLS, BENEFITING RELATIVE PERFORMANCE.
 . COMMERCIAL PAPER OFFERED BY FINANCE AND UTILITY COMPANIES BOOSTED RETURNS AS
  YIELDS WERE CONSISTENTLY HIGHER THROUGHOUT THE YEAR.
 . MATURITY WAS HELD BETWEEN TWO AND THREE MONTHS FOR MOST OF THE YEAR. THIS WAS
  NEUTRAL FOR PERFORMANCE EARLY IN THE PERIOD BUT ADDED VALUE WHEN THE YIELD CURVE STEEPENED IN LATE 1995 AND EARLY 1996.
 . THREE FED FUNDS REDUCTIONS TOTALING 0.75% PUSHED MONEY MARKET YIELDS LOWER
  DURING THE PERIOD.

                               TABLE OF CONTENTS

OVERVIEW.................................................................     3
  Proposed Transactions..................................................     3
  Operating Expenses.....................................................     4
  Examples...............................................................    11
  Federal Income Tax Consequences........................................    12
  Comparison of Investment Objectives, Policies and Restrictions.........    13
  Comparison of Distribution Policies and Purchase, Exchange and
   Redemption Procedures.................................................    17
RISK FACTORS.............................................................    18
SPECIAL MEETING OF SHAREHOLDERS..........................................    20
PROPOSALS 1, 2, 3, 4 and 5: APPROVAL OR DISAPPROVAL OF AGREEMENT AND PLAN
 OF REORGANIZATION ......................................................    20
  Background and Reasons for the Proposed Mergers........................    22
  Information About the Mergers..........................................    23
CAPITALIZATION TABLES....................................................    29
INFORMATION ABOUT THE ACQUIRING FUNDS....................................    31
INFORMATION ABOUT THE ACQUIRED FUNDS.....................................    32
VOTING INFORMATION.......................................................    32
APPENDIX A--AGREEMENT AND PLAN OF REORGANIZATION
APPENDIX B--OTHER INFORMATION ABOUT THE ACQUIRING FUNDS
  Investment Objectives and Policies.....................................   B-1
  Investment Restrictions................................................   B-5
  Characteristics and Risks of Securities and Investment Techniques......   B-8
  Management of the Trust................................................  B-19
  Purchase, Exchange and Redemption of Shares............................  B-24
  Portfolio Transactions.................................................  B-41
  Net Asset Value........................................................  B-41
  Dividends, Distributions and Taxes.....................................  B-42
  Other Information......................................................  B-43
  Description of Securities Ratings......................................  B-45
APPENDIX C--EXCERPTS FROM ANNUAL REPORT


C

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR THE PROPOSAL.

  In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting. The Trustees recommend a vote FOR the proposal.

1.  Proposal to approve the merger of         [_] FOR  [_] AGAINST  [_] ABSTAIN
    the Fund named on the reverse side
    of this card, as described in the
    Prospectus/Proxy Statement and the
    relevant Agreement and Plan of
    Reorganization.

PLEASE SIGN ON THE REVERSE SIDE AND RETURN
PROMPTLY IN THE ENCLOSED ENVELOPE.

-------------------------------------------------------------------------------

                                [NAME OF FUND]
                       A SERIES OF PIMCO ADVISORS FUNDS
                   PROXY SOLICITED BY THE BOARD OF TRUSTEES

        PROXY FOR SPECIAL MEETING OF SHAREHOLDERS -- DECEMBER 20, 1996

  The undersigned hereby appoints Robert A. Prindiville, Stephen J. Treadway and Newton B. Schott, Jr., and each of them separately, proxies with power of substitution to each, and hereby authorizes them to represent and to vote, as designated below, at the Special Meeting of Shareholders of the Fund indicated above, a series of PIMCO Advisors Funds, on December 20, 1996 at 11:00 Eastern time, and at any adjournments thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present.

                              NOTE: Please sign exactly as your name appears on this proxy card. All joint owners should sign. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such. If a corporation, please sign in full corporate name and indicate the signer's office. If a partner, sign in the partnership name.

                              _________________________________________________
                              Signature

                              _________________________________________________
                              Signature (if held jointly)

                              _________________________________________________
                              Date

               PIMCO FUNDS:  PACIFIC INVESTMENT MANAGEMENT SERIES

                                High Yield Fund
                               Total Return Fund
                               Low Duration Fund
                               Money Market Fund



                      STATEMENT OF ADDITIONAL INFORMATION
                                November 4, 1996


     This Statement of Additional Information relates to the proposed mergers (the "Mergers") of the High Income Fund, a series of PIMCO Advisors Funds, a Massachusetts business trust (the "PAF Trust"), into the High Yield Fund, a series of PIMCO Funds: Pacific Investment Management Series, a Massachusetts business trust (the "PIMS Trust"); the Total Return Income Fund, a series of the PAF Trust, into the Total Return Fund, a series of the PIMS Trust; the Short-Intermediate Fund, a series of the PAF Trust, into the Low Duration Fund, a series of the PIMS Trust; the U.S. Government Fund, a series of the PAF Trust, into the Total Return Fund, a series of PIMS Trust; and the Money Market Fund, a series of the PAF Trust, into the Money Market Fund, a series of the PIMS Trust. Each series listed above of the PAF Trust is an "Acquired Fund," and each series listed above of the PIMS Trust is an "Acquiring Fund."

     This Statement of Additional Information contains information which may be of interest to shareholders but which is not included in the Prospectus/Proxy Statement dated November 4, 1996 (the "Prospectus/Proxy Statement") of the PIMS Trust which relates to the Mergers. As described in the Prospectus/Proxy Statement, the Mergers would involve the transfer of all the assets of each Acquired Fund in exchange for shares of the corresponding Acquiring Fund and the assumption of all the liabilities of the Acquired Fund. Each Acquired Fund would distribute the Acquiring Fund shares it receives to its shareholders in complete liquidation of the Acquired Fund.

     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing PIMCO Funds: Pacific Investment Management Series, 840 Newport Center Drive, Suite 360, Newport Beach, CA 92660, or by calling (800) 927-4648.


                               Table of Contents


Item                                                                Page
------                                                              ----

I.      Additional Information about Acquiring and Acquired Funds..   2

II.     Financial Statements.......................................   2

        1.   Incorporation by Reference ...........................   2
             --------------------------

        2.   Unaudited Pro Forma Combined Financial Statements ....   2
             -------------------------------------------------

             A. The PAF Trust's High Income Fund and the PIMS
                Trust's High Yield Fund............................   3

             B. The PAF Trust's Money Market Fund and the PIMS
                Trust's Money Market Fund..........................  15

             C. Notes to Pro Forma Financial Statements............  23

I.      Additional Information about Acquiring and Acquired Funds.

        This Statement of Additional Information is accompanied by (i) the current Prospectus and Statement of Additional Information of the PIMS Trust, each dated June 15, 1996, as supplemented September 3, 1996, which provide further information relating to the Acquiring Funds, and (ii) the current Prospectus, dated February 1, 1996, as supplemented September 27, 1996, and Statement of Additional Information, dated July 12, 1996, of the PAF Trust, which provide further information relating to the Acquired Funds. Each of the foregoing documents has been filed with the Securities and Exchange Commission and is incorporated herein by reference.

        The PIMS Trust currently offers Institutional Class shares and Administrative Class shares of the Acquiring Funds to certain types of institutional investors and high net-worth individuals through its current Prospectus and Statement of Additional Information. The PAF Trust currently offers Class A, Class B and Class C shares of the Acquired Funds to the general public through its current Prospectus and Statement of Additional Information. On or about the effective date of the Mergers, the Acquiring Funds will begin offering Class A, Class B and Class C shares (in addition to Institutional Class shares and Administrative Class shares) with substantially the same characteristics (including dividend, voting and redemption rights) and arrangements for distribution, purchases, redemptions and exchanges as are currently in effect for the PAF Trust's Class A, Class B and Class C shares. Accordingly, in addition to the Prospectus/Proxy Statement, shareholders should consult "How to Buy Shares," "Alternative Purchase Arrangements," "Exchange Privilege," "How to Redeem," "How Net Asset Value is Determined" and "Description of the Trust" in the PAF Trust's current Prospectus and "Exchange Privilege," "How to Redeem," "How Net Asset Value is Determined" and "Organization and Capitalization of the Trust" in the PAF Trust's current Statement of Additional Information for further information applicable to Class A, Class B and Class C shares of the Acquiring Funds that will be issued to Acquired Fund shareholders in connection with the Mergers.

II.     Financial Statements.

        1.      Incorporation by Reference.  This Statement of Additional
                --------------------------
Information is accompanied by the PIMS Trust's Annual Report for the fiscal year ended March 31, 1996 and the PAF Trust's Semi-Annual Report for the six-month period ended March 31, 1996, which contain historical financial information regarding the Acquiring Funds and the Acquired Funds, respectively. Such reports have been filed with the Securities and Exchange Commission and are incorporated herein by reference. The PAF Trust's current Statement of Additional Information, which accompanies this Statement of Additional Information and is incorporated herein by reference, includes financial statements for the Acquired Funds for the fiscal year ended September 30, 1995.


        2.      Unaudited Pro Forma Combined Financial Statements. Unaudited pro
                -------------------------------------------------
forma financial statements for the PIMS Trust's High Yield Fund and Money
Market Fund, relating to the Mergers of such Funds, are set forth below. Because the assets of the PAF Trust's Total Return Income Fund, U.S. Government Fund and Short-Intermediate Fund each represent less than ten percent of the assets of their respective Acquiring Funds, pro forma financial statements for these Funds are not provided. The following pro forma combined financial statements for the Acquiring Funds should be read in conjunction with the separate financial statements of the Acquired and Acquiring Funds referred to in the preceding paragraph.

A.   The PAF Trust's High Income Fund and the PIMS Trust's High Yield Fund.

March 31, 1996

PRO FORMA COMBINED STATEMENTS OF ASSETS AND LIABILITIES (unaudited)

All numbers are in thousands (except per share amounts)

                                                           PIMCO Funds:        PIMCO
                                                        Pacific Investment  Advisors Funds
                                                        Management Series                                           PIMS
                                                                                                                  High Yield
                                                                                                                    Fund
                                                           High Yield         High Income         Pro Forma       Pro Forma
                                                              Fund              Fund             Adjustments      Combined
                                                           ---------          ----------         -----------     ----------
Assets:
        Investments, at value                                $522,453          $ 206,131           $   --         $ 728,584

        Cash, receivables and other assets                     19,646             11,301               --            30,947
                                                             --------          ---------           --------       ---------

             Total assets                                     542,099            217,432               --           759,531
                                                             --------          ---------           --------       ---------

Liabilities:

             Total liabilities                                  4,109              2,162                124(2)        6,395
                                                             --------          ---------           ----------     ---------

Net Assets:                                                  $537,990          $ 215,270           $   (124)      $ 753,136
                                                             ========          =========           =========      =========

        Cost of investments owned                            $514,138          $ 199,746           $   --         $ 713,884
                                                             ========          =========           =========      =========

Net Assets Consist of:

        Paid in capital                                      $525,389          $ 322,233           $   (124)      $ 847,498
        Undistributed
           net investment income                                3,604                 70               --             3,674
        Accumulated undistributed net realized gain (loss )       682           (113,418)              --          (112,736)
        Net unrealized appreciation                             8,315              6,385               --            14,700
                                                             --------          ---------           ---------      ---------
             Net assets                                      $537,990          $ 215,270           $   (124)      $ 753,136
                                                             ========          =========           =========      =========

See Notes to Pro Forma combined financial statements.

March 31, 1996

PRO FORMA COMBINED STATEMENTS OF ASSETS AND LIABILITIES (unaudited)

All numbers are in thousands (except per share amounts)

                                                           PIMCO Funds:        PIMCO
                                                        Pacific Investment  Advisors Funds
                                                        Management Series                                           PIMS
                                                                                                                  High Yield
                                                                                                                    Fund
                                                           High Yield         High Income         Pro Forma       Pro Forma
                                                              Fund              Fund             Adjustments      Combined
                                                           ---------          ----------         -----------     ----------
Shares Issued and Outstanding:

        PIMCO Funds
        -----------
        Institutional class                                    49,062               --                 --            49,062
        Administrative class                                       92               --                 --                92
        Class A                                                  --                 --                2,395           2,395
        Class B                                                  --                 --                2,158           2,158
        Class C                                                  --                 --               22,592          22,592

        PIMCO  Advisors Funds
        ---------------------
        Institutional class                                      --                 --                 --              --
        Administrative class                                     --                 --                 --              --
        Class A                                                  --                2,395             (2,395)           --
        Class B                                                  --                2,158             (2,158)           --
        Class C                                                  --               22,592            (22,592)           --

Net Asset Value Per Share (1):

        PIMCO Funds
        -----------
        Institutional class                                  $  10.94          $    --             $   --         $   10.94
        Administrative class                                 $  10.94          $    --             $   --         $   10.94
        Class A (1)                                          $   --            $    --             $   7.98       $    7.98
        Class B                                              $   --            $    --             $   7.97       $    7.97
        Class C                                              $   --            $    --             $   7.92       $    7.92

        PIMCO  Advisors Funds
        ---------------------
        Institutional class                                  $   --            $    --             $   --         $    --
        Administrative class                                 $   --            $    --             $   --         $    --
        Class A (1)                                          $   --            $    7.98           $  (7.98)      $    --
        Class B                                              $   --            $    7.97           $  (7.97)      $    --
        Class C                                              $   --            $    7.92           $  (7.92)      $    --

    (1) All per share amounts represent Net Asset Value per share. Maximum offering price of $8.38 per share for Class A shares reflects the 4.75% sales commission charged up front as set forth in the prospectus.

    (2) In connection with the reorganization, the combined Portfolio will incur non-recurring reorganization costs of approximately $124,000 or $0.00 per share.

        See Notes to Pro Forma combined financial statements.

For the 12 months ended March 31, 1996

PRO FORMA COMBINED STATEMENTS OF OPERATIONS (unaudited)

All numbers are in thousands


                                                            PIMCO Funds:           PIMCO
                                                         Pacific Investment   Advisors Funds
                                                         Management Series                                              PIMS
                                                                                                                    High Yield Fund

                                                             High Yield        High Income         Pro Forma          Pro Forma
                                                                Fund              Fund             Adjusments          Combined
                                                            ------------       ------------       ------------       ------------
Investment income:
         Dividends, interest, and other                    $      44,945      $      17,270      $          --      $      62,215
                                                            ------------       ------------       ------------       ------------

Expenses:
         Investment advisory fees                                  1,187              1,057               (648)             1,596
         Administrative fees                                         842               --                1,019              1,861
         Service fees
                 -- Administrative Class                               1               --                 --                    1
                 -- Class A                                         --                   23               --                   23
                 --Class B                                          --                   14               --                   14
                 --Class C                                          --                  403               --                  403
         Distribution fees
                   -- Class B                                       --                   42               --                   42
                   --Class C                                        --                1,209               --                1,209
         Transfer agent and custody fees                              62                237               (299)              --
         Professional fees                                            23                 95               (118)              --
         Shareholder reports and notices                              48                150               (198)              --
         Trustees' fees                                                3                 48               --                   51
         Other                                                        16                 46                (62)              --
                                                            ------------       ------------       ------------       ------------
                                                                   2,182              3,324               (306)             5,200
              Custodian earnings and brokerage credits               (10)              --                 --                  (10)
                                                            ------------       ------------       ------------       ------------
              Net expenses                                         2,172              3,324               (306)             5,190
                                                            ------------       ------------       ------------       ------------
                    Net investment income                         42,773             13,946                306             57,025
                                                            ------------       ------------       ------------       ------------

Realized and unrealized gain on
         security transactions:

         Net realized gain on security transactions                9,316              5,028               --               14,344
         Net unrealized gain on security transactions             11,913              3,150               --               15,063
                                                            ------------       ------------       ------------       ------------
              Net gain on security transactions                   21,229              8,178               --               29,407
                                                            ------------       ------------       ------------       ------------
                   Net increase in net assets
                       resulting from operations           $      64,002      $      22,124      $         306      $      86,432
                                                            ============       ============       ============       ============



         See Notes to Pro Forma combined financial statements.

-------------------------------------------------------------------------------
FORMA COMBINED SCHEDULES OF INVESTMENTS (Unaudited)
-------------------------------------------------------------------------------
March 31, 1996
-------------------------------------------------------------------------------

                                            PIMCO                                   PIMCO                        % Combined
                             PIMCO High  Advisors High  Pro Forma   PIMCO High   Advisors High    Pro Forma      Value of Net
                               Yield       Income       Combined       Yield         Income        Combined         Assets
                            -------------------------------------   ---------------------------------------      ------------
                                      Principal Amount (000's)                   Value (000's)
                            -------------------------------------   ---------------------------------------
CORPORATE BONDS AND NOTES
Banking and Finance
Cobb Theaters Finance Corp.
10.625% due 03/01/03         $    0    $ 1,000         $ 1,000      $     0       $ 1,020          $ 1,020             0.1%
Coleman Holdings
0.000% due 05/27/98 (a)      10,000      3,500         13,500         8,300         2,905           11,205             1.5%
Navistar Financial
8.875% due 11/15/98           4,500      1,500          6,000         4,523         1,500            6,023             0.8%
Phoenix RE Corp.
9.750% due 08/15/03           6,550      2,000          8,550         7,009         2,130            9,139             1.2%
Reliance Financial Services
9.000% due 11/15/00           6,000      2,500          8,500         6,090         2,538            8,628             1.1%
10.360% due 12/01/00 (b)      1,000        --           1,000         1,013           --             1,013             0.1%
Trizec Finance
10.875% due 10/15/05          6,500      2,750          9,250         6,630         2,805            9,435             1.3%
UCC Investors
10.500% due 05/01/02          1,500      1,500          3,000         1,575         1,582            3,157             0.5%
                                                                     35,140        14,480           49,620             6.6%
Industrials
Abbey Healthcare Group
9.500% due 11/01/02           7,470      2,750         10,220         7,900         2,905           10,805             1.4%
Albritton Communications
9.750% due 11/30/07           4,000      1,500          5,500         3,810         1,432            5,242             0.7%
American Airlines
10.610% due 03/04/10            650        --             650           779           --               779             0.1%
American Standard, Inc.
11.375% due 05/15/04            --       2,500          2,500           --          2,725            2,725             0.4%
Amerigas Partners L.P.
10.125% due 04/15/07          4,750      1,750          6,500         5,035         1,846            6,881             0.9%
Ametek, Inc.
9.750% due 03/15/04           6,000      2,000          8,000         6,398         2,133            8,531             1.1%
Atlas Air, Inc.
12.250% due 12/01/02          4,500      1,500          6,000         4,815         1,598            6,413             0.9%
Bally's Grand
10.375% due 12/15/03          5,800      3,250          9,050         6,025         3,376            9,401             1.2%
Benedek Broadcasting
11.875% due 03/01/05          5,500      2,000          7,500         5,855         2,110            7,965             1.1%
Boyd Gaming Corp.
10.750% due 09/01/03          4,000      1,000          5,000         4,240         1,058            5,298             0.7%




--------------------------------------------------------------------------------
PRO FORMA COMBINED SCHEDULES OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------
March 31, 1996
--------------------------------------------------------------------------------

                                                   PIMCO                                       PIMCO                   % Combined
                                  PIMCO High    Advisors High   Pro Forma      PIMCO High  Advisors High   Pro Forma  Value of Net
                                    Yield          Income       Combined         Yield         Income       Combined     Assets
                              ---------------------------------------------   -------------------------------------   ------------
                                         Principal Amount (000's)                          Value (000's)
                              ---------------------------------------------   -------------------------------------
Buckeye Cellulose Corp.
8.500% due 12/15/05                  2,500           500          3,000           2,475           495         2,970         0.4%
Building Materials Corp.
0.000% due 07/01/04 (a)             15,570         4,930         20,500          11,600         3,648        15,248         2.0%
Cablevision Systems
10.750% due 04/01/04                 1,640         2,400          4,040           1,734         2,532         4,266         0.6%
9.875% due 02/15/13                  2,000           -            2,000           2,090           -           2,090         0.3%
9.875% due 04/01/23                  3,000         1,000          4,000           3,098         1,030         4,128         0.5%
Century Communication
11.875% due 10/15/03                 5,500         2,750          8,250           5,899         2,943         8,842         1.2%
CF Cable TV, Inc.
9.125% due 07/15/07                  7,000         2,000          9,000           7,018         2,030         9,048         1.2%
Continental Cablevision
8.300% due 05/15/06                    -           1,000          1,000             -           1,033         1,033         0.1%
11.000% due 06/01/07                 5,810         2,500          8,310           6,638         2,850         9,488         1.3%
9.500% due 08/01/13                  3,625           -            3,625           4,087           -           4,087         0.5%
Cumberland Farms
10.500% due 10/01/03                 3,500           500          4,000           3,338           484         3,822         0.5%
Delta Air Lines
10.790% due 03/26/14                 2,264           -            2,264           2,721           -           2,721         0.4%
Doane Products Co.
10.625% due 03/01/06                 1,000           500          1,500           1,025           513         1,538         0.2%
Doskocil Companies, Inc.
9.750% due 07/15/00                  3,250         2,000          5,250           3,396         2,080         5,476         0.7%
Exide Corp.
0.000% due 12/15/04 (a)              6,250         2,850          9,100           5,313         2,280         7,593         1.0%
Ferrell Gas
10.000% due 08/01/01                 5,350         3,000          8,350           5,725         3,195         8,920         1.2%
Figgie International, Inc.
9.875% due 10/01/99                  4,740         2,500          7,240           4,835         2,550         7,385         1.0%
G-I Holdings, Inc.
0.000% due 10/01/98 (a)                430           -              430             344           -             344         0.0%
Genesis Health Ventures
9.750% due 06/15/05                  5,000         2,000          7,000           5,225         2,080         7,305         1.0%
Granite Broadcasting Corp.
10.375% due 05/15/05                 3,750         1,500          5,250           3,811         1,517         5,328         0.7%
Gulf Canada Resources
9.250% due 01/15/04                  8,750         3,575         12,325           8,936         3,629        12,565         1.7%
J.Q. Hammons Hotels
8.875% due 02/15/04                  7,000         3,500         10,500           6,808         3,360        10,168         1.3%


--------------------------------------------------------------------------------
PRO FORMA COMBINED SCHEDULES OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------
March 31, 1996
--------------------------------------------------------------------------------


                                                   PIMCO                                       PIMCO                   % Combined
                                  PIMCO High    Advisors High   Pro Forma      PIMCO High  Advisors High   Pro Forma  Value of Net
                                    Yield          Income       Combined         Yield         Income       Combined     Assets
                              ---------------------------------------------   -------------------------------------   ------------
                                         Principal Amount (000's)                          Value (000's)
                              ---------------------------------------------   -------------------------------------
Healthsouth Rehabilitation
9.500% due 04/01/01                    -           1,500          1,500             -           1,575         1,575         0.2%
HMH Properties
9.500% due 05/15/05                  5,000         1,000          6,000           4,888           975         5,863         0.8%
Hollinger International Publishing
9.250% due 02/01/06                  5,500         1,500          7,000           5,418         1,478         6,896         0.9%
Infinity Broadcasting
10.375% due 03/15/02                 4,500         1,500          6,000           4,838         1,613         6,451         0.9%
Jorgensen, Earle M. Co.
10.750% due 03/01/00                 6,050         2,000          8,050           5,974         1,965         7,939         1.1%
K-III Communications Co.
8.500% due 02/01/06                  8,500         2,500         11,000           8,245         2,403        10,648         1.4%
Lenfest Communications
8.375% due 11/01/05                  7,500         2,150          9,650           7,238         2,053         9,291         1.2%
Mobilemedia Communications Corp.
9.375% due 11/01/07                  4,000         1,500          5,500           3,930         1,470         5,400         0.7%
Nuevo Energy Co.
12.500% due 06/15/02                 5,454         1,750          7,204           5,877         1,881         7,758         1.0%
Owens Illinois
10.500% due 06/15/02                 2,000           -            2,000           2,095           -           2,095         0.3%
11.000% due 12/01/03                 6,000         3,000          9,000           6,585         3,315         9,900         1.3%
Pacific Lumber
10.500% due 03/01/03                 3,500         1,000          4,500           3,360           970         4,330         0.6%
Paging Network
8.875% due 02/01/06                    -           1,000          1,000             -             980           980         0.1%
10.125% due 08/01/07                 6,500         1,000          7,500           6,833         1,050         7,883         1.0%
Pathmark Stores, Inc.
9.625% due 05/01/03                  6,500         2,500          9,000           6,143         2,356         8,499         1.1%
0.000% due 11/01/03 (a)              1,500         1,000          2,500             908           605         1,513         0.2%
Repap Wisconsin, Inc.
9.250% due 02/01/02                  6,750         3,000          9,750           6,480         2,873         9,353         1.2%
Revlon Consumer Products Corp.
9.500% due 06/01/99                  6,000         1,500          7,500           6,090         1,515         7,605         1.0%
10.500% due 02/15/03                 2,000           -            2,000           2,030           -           2,030         0.3%
RJR Nabisco
8.000% due 07/15/01                  2,000           -            2,000           1,965           -           1,965         0.3%
8.625% due 12/01/02                  5,500           -            5,500           5,472           -           5,472         0.7%
Rogers Cablesystems, Inc.
10.000% due 03/15/05                 5,500         2,000          7,500           5,734         2,080         7,814         1.0%
Rogers Cantel Mobile
10.750% due 11/01/01                 6,180         2,750          8,930           6,474         2,874         9,348         1.2%
11.125% due 07/15/02                 2,000           -            2,000           2,138           -           2,138         0.3%

--------------------------------------------------------------------------------
PRO FORMA COMBINED SCHEDULES OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------
March 31, 1996
--------------------------------------------------------------------------------

                                                   PIMCO                                    PIMCO                     % Combined
                                   PIMCO High   Advisors High    Pro Forma  PIMCO High   Advisors High     Pro Forma  Value of Net
                                     Yield         Income         Combined    Yield         Income         Combined      Assets
                                  ----------------------------------------  ----------------------------------------  ------------
                                             Principal Amount (000's)                    Value (000's)
                                  ----------------------------------------  ----------------------------------------
SCI Television
11.000% due 06/30/05                 7,675          3,100         10,775      8,068           3,247         11,315        1.5%
Sequa Corp.
10.000% due 05/14/01                 1,500          2,500          4,000      1,507           2,511          4,018        0.5%
10.150% due 05/15/01                 3,500              -          3,500      3,536               -          3,536        0.5%
Showboat, Inc.
9.250% due 05/01/08                  5,900          2,050          7,950      6,033           2,091          8,124        1.1%
Sinclair Broadcasting Group, Inc.
10.000% due 09/30/05                     -            500            500          -             498            498        0.1%
Stone Consolidated
10.250% due 12/15/00                 2,250          1,750          4,000      2,374           1,838          4,212        0.6%
Stone Container Corp.
11.500% due 10/01/04                     -          2,000          2,000          -           1,965          1,965        0.3%
Sweetheart Cup Co.
9.625% due 09/01/00                  6,000          3,250          9,250      6,150           3,315          9,465        1.3%
Teekay Shipping Corp.
8.320% due 02/01/08                  3,500          1,750          5,250      3,408           1,704          5,112        0.7%
Telewest Communications
9.625% due 10/01/06                  7,500          3,500         11,000      7,500           3,491         10,991        1.5%
Tenet Healthcare
10.125% due 03/01/05                 4,800          1,500          6,300      5,172           1,604          6,776        0.9%
Unisys Corp.
12.000% due 04/15/03                 4,000          1,500          5,500      3,949           1,480          5,429        0.7%
West Point Stevens
8.750% due 12/15/01                  5,000          2,000          7,000      4,994           1,994          6,988        0.9%
World Color Press, Inc.
9.125% due 03/15/03                  9,085          4,000         13,085      9,210           4,039         13,249        1.8%
Young Broadcasting, Inc.
9.000% due 01/15/06                  5,000          2,000          7,000      4,775           1,909          6,684        0.8%
                                                                            316,364         123,149        439,513       58.3%
Utilities
AES Corp.
9.750% due 06/15/00                  6,285          3,500          9,785      6,458           3,596         10,054        1.3%
California Energy
9.875% due 06/30/03                  3,000          2,000          5,000      3,120           2,070          5,190        0.7%
0.000% due 01/15/04 (a)             10,240          4,650         14,890      9,805           4,418         14,223        1.9%
CMS Energy
9.875% due 10/01/99 (b)              4,950              -          4,950      5,173               -          5,173        0.7%
CTC Mansfield Funding
11.125% due 09/30/16                 7,000          3,000         10,000      7,309           3,126         10,435        1.4%

--------------------------------------------------------------------------------
PRO FORMA COMBINED SCHEDULES OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------
March 31, 1996
--------------------------------------------------------------------------------

                                                        PIMCO                                  PIMCO                    % Combined
                                       PIMCO High   Advisors High   Pro Forma  PIMCO High  Advisors High  Pro Forma    Value of Net
                                         Yield          Income      Combined     Yield         Income     Combined        Assets
                                       --------------------------------------  --------------------------------------- ------------
                                                Principal Amount (000's)                   Value (000's)
                                       --------------------------------------  ---------------------------------------
El Paso Electric Co.
8.900% due 02/01/06                      3,500           1,500        5,000      3,561         1,526         5,087         0.7%
First PV Funding
10.150% due 01/15/16                       -             2,000        2,000         -          2,090         2,090         0.3%
Long Island Lighting Co.
7.050% due 03/15/03                      2,500              -         2,500      2,354            -          2,354         0.3%
7.125% due 06/01/05                         -            3,000        3,000         -          2,756         2,756         0.4%
8.200% due 03/15/23                      4,500              -         4,500      4,134            -          4,134         0.5%
Niagara Mohawk Power
9.500% due 03/01/21                      2,000             500        2,500      1,893           472         2,365         0.3%
7.875% due 04/01/24                      5,500           2,000        7,500      4,704         1,696         6,400         0.8%
North Atlantic Energy
9.050% due 06/01/02                      5,750           1,736        7,486      5,725         1,724         7,449         1.0%
Triton Energy
0.000% due 11/01/97                      6,950           4,000       10,950      6,151         3,540         9,691         1.3%
Wilmington Trust Co. - Tucson Electric
10.211% due 01/01/09                       500              -           500        481            -            481         0.1%
10.732% due 01/01/13                     6,993              -         6,993      6,720            -          6,720         0.9%
                                                                                67,588        27,014        94,602        12.6%
Total Corporate Bonds and Notes
(Cost $411,358, $158,447 and $569,805,
respectively)                                                                  419,092       164,643       583,735        77.5%

U.S. TREASURY OBLIGATIONS
U.S. Treasury Note
5.000% due 1/31/98                          -            4,000        4,000         -          3,950         3,950         0.5%
Total U.S. Treasury Obligations
(Cost $0, $3,942 and $3,942,
respectively)                                                                       -          3,950         3,950         0.5%

MORTGAGE-BACKED SECURITIES
Collateralized Mortgage Obligations
Asset Securitization Corp.
7.384% due 08/13/29                         -            1,500        1,500         -          1,418         1,418         0.2%
Federal National Mortgage Assn.
8.099% due 05/25/28 (b)                  2,835           1,000        3,835      1,905           673         2,578         0.3%
Lennar Central Partners L.P.
9.890% due 09/15/04                      1,000              -         1,000      1,006            -          1,006         0.1%
LTC
9.200% due 08/04/23                      1,877           1,000        2,877      1,971         1,052         3,023         0.4%
Manufacturers Hanover Corp.
5.807% due 12/16/25 (b)                    980              -           980        979            -            979         0.1%
9.400% due 12/16/25 (b)                  4,361              -         4,361      4,208            -          4,208         0.6%
Red Mountain Funding Corp.
9.150% due 11/28/27                      4,227           1,500        5,727      3,805         1,350         5,155         0.7%


--------------------------------------------------------------------------------
PRO FORMA COMBINED SCHEDULES OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------
March 31, 1996
--------------------------------------------------------------------------------

                                                          PIMCO                                 PIMCO                  % Combined
                                         PIMCO High   Advisors High   Pro Forma  PIMCO High  Advisors High  Pro Forma  Value of Net
                                            Yield        Income        Combined     Yield       Income      Combined      Assets
                                       ----------------------------------------  ------------------------------------  ------------
                                                Principal Amount (000's)                     Value (000's)
                                       ----------------------------------------  ------------------------------------
Resolution Trust Corp.
7.260% due 09/25/20 (b)                    1,092            429           1,521        720         283         1,003       0.1%
9.250% due 06/25/23                        3,562            -             3,562      3,613         -           3,613       0.5%
9.050% due 08/25/23                          -            1,172           1,172          -       1,210         1,210       0.3%
9.500% due 05/25/24                          171            -               171        166         -             166       0.0%
8.500% due 03/25/25                          272            -               272        268         -             268       0.0%
                                                                                    18,641       5,986        24,627       3.3%

Other Mortgage-Backed Securities
Kearny St. Real Estate Co.
9.400% due 10/15/05                        5,000            -             5,000      4,993         -           4,993       0.7%
MBLAC - NY REO Associates L.P.
10.375% due 02/01/98 (b)                   2,577          1,312           3,889      2,578       1,312         3,890       0.5%
Resolution Trust Corp.
8.000% due 06/25/26                       12,332          4,342          16,674     10,540       3,706        14,246       1.9%
6.900% due 02/25/27                        5,272          1,729           7,001      4,626       1,516         6,142       0.8%
Structured Asset Securities Corp.
7.050% due 11/25/02                        4,000            -             4,000      3,197         -           3,197       0.4%
                                                                                    25,934       6,534        32,468       4.3%

Stripped Mortgage-Backed Securities
Federal National Mortgage Assn. (IO)
6.000% due 07/25/05                        5,500            -             5,500        525         -             525       0.1%
7.000% due 07/25/08                        8,061          4,031          12,092      1,212         577         1,789       0.2%
6.500% due 06/25/17                        5,000            -             5,000        568         -             568       0.1%
Fund America (IO)
9.590% due 10/20/21                        2,536            -             2,536        684         -             684       0.1%
Prudential Home (IO)
0.251% due 05/25/24                      117,689            -           117,689      1,097         -           1,097       0.1%
                                                                                     4,086         577         4,663       0.6%

Total Mortgage-Backed Securities
(Cost $48,888, $13,235 and $62,123,
 respectively)                                                                      48,661      13,097        61,758       8.2%


ASSET-BACKED SECURITIES
Airplanes Pass Through Trust
10.875% due 03/15/19                       2,500          2,000           4,500      2,495       1,996         4,491       0.6%
Total Asset-Backed Securities
(Cost $2,500, $2,000 and $4,500,
 respectively)                                                                       2,495       1,996         4,491       0.6%



--------------------------------------------------------------------------------
PRO FORMA COMBINED SCHEDULES OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------
March 31, 1996
--------------------------------------------------------------------------------

                                                         PIMCO                                   PIMCO                 % Combined
                                         PIMCO High  Advisors High   Pro Forma  PIMCO High   Advisors High  Pro Forma  Value of Net
                                           Yield         Income      Combined     Yield          Income     Combined      Assets
                                        --------------------------------------  -------------------------------------  ------------
                                                Principal Amount (000's)                     Value (000's)
                                        --------------------------------------  -------------------------------------
SOVEREIGN ISSUES
First Mexican Acceptance Corp.
8.750% due 09/15/96                        1,000           -            1,000          995          -            995        0.1%
Republic of Argentina
6.313% due 03/31/05 (b)                   14,603         7,673         22,276       10,514        5,524       16,038        2.1%
5.000% due 03/31/23 (b)                    8,000         1,000          9,000        4,140          518        4,658        0.6%
Third Mexican Acceptance Corp.
7.370% due 03/15/98                        1,000           -            1,000          919          -            919        0.1%
United Mexican States
6.250% due 12/31/19                        5,000         2,000          7,000        3,169        1,268        4,437        0.7%
Total Sovereign Issues (Cost $19,236,
 $7,092 and $26,328, respectively)                                                  19,737        7,310       27,047        3.6%


PREFERRED STOCK                           -----------------------------------
                                                        Shares
                                          -----------------------------------
Cablevision Systems                       60,000        21,000         81,000        6,055        2,090        8,145        1.1%
First Nationwide Bank                     87,500        25,000        112,500        9,844        2,813       12,657        1.7%
Newscorp Overseas, Ltd.                      -         133,200        133,200          -          3,346        3,346        0.4%
Total Preferred Stock (Cost $15,581,
$8,143 and $23,724, respectively)                                                   15,899        8,249       24,148        3.2%


SHORT-TERM INSTRUMENTS                    -----------------------------------
                                                  Principal Amount (000's)
                                          -----------------------------------
Discount Notes
Amoco Corp.
5.180% due 04/08/96                          -             300            300          -            300          300        0.0%
5.190% due 04/19/96                          -           1,500          1,500          -          1,495        1,495        0.2%
Commonwealth Bank of Australia
5.190% due 05/20/96                        1,800           -            1,800        1,787          -          1,787        0.2%
Commonwealth of Canada
5.250% due 06/26/96                        4,000           -            4,000        3,947          -          3,947        0.5%
Duke Power Co.
5.230% due 04/12/96                          -           1,000          1,000          -            998          998        0.1%
Ford Motor Credit Corp.
5.240% due 04/08/96                          -           2,000          2,000          -          1,998        1,998        0.3%
5.250% due 06/26/96                        3,500           -            3,500        3,453          -          3,453        0.5%
General Electric Capital Corp.
5.340% due 04/23/96                        4,500           -            4,500        4,485          -          4,485        0.6%
5.260% due 04/25/96                          -             800            800          -            797          797        0.1%
Shell Oil Co.
5.180% due 04/12/96                          -           1,300          1,300          -          1,298        1,298        0.2%
                                                                                    13,672        6,886       20,558        2.7%

--------------------------------------------------------------------------------
PRO FORMA COMBINED SCHEDULES OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------
March 31, 1996
--------------------------------------------------------------------------------

                                                        PIMCO                                  PIMCO                   % Combined
                                      PIMCO High    Advisors High   Pro Forma  PIMCO High  Advisors High   Pro Forma   Value of Net
                                        Yield           Income      Combined     Yield         Income      Combined        Assets
                                     ----------------------------------------  -------------------------------------   ------------
                                              Principal Amount (000's)                      Value (000's)
                                     ----------------------------------------  -------------------------------------
Repurchase Agreements
Daiwa Securities
5.200% due 04/01/96                     2,000              -            2,000                      -          2,000          0.3%
(Dated 3/29/96. Collateralized by
 U.S. Treasury  Bill 09/19/96
 valued at $2,049,323.  Repurchase
 proceeds are $2,000,867.)
State Street Bank
4.750% due 04/01/96                       897              -              897                      -            897          0.1%
(Dated 3/29/96.  Collateralized by
 U.S. Treasury  Bond 8.750% 05/15/17
 valued at $916,524.
 Repurchase proceeds are $897,355.)

                                                                        2,897                      -          2,897          0.4%
Total Short-Term Instruments (Cost
 $16,575, $6,887 and $23,462,
 respectively)                                                         16,569                  6,886         23,455          3.1%
Total Investments (Cost $514,138,
 $199,746 and $713,884, respectively)                                 522,453                206,131        728,584         96.7%

Other Assets and Liabilities (Net)                                     15,537                  9,139         24,676          3.3%
Pro Forma Adjustments                                                       -                      -           (124)         0.0%
Net Assets                                                           $537,990               $215,270       $753,136        100.0%

Notes to Pro Forma Combined Schedules of Investments

(a) Security becomes interest bearing at a future date.
(b) Variable rate security.  The rate listed is as of March 31, 1996.

B.      The PAF Trust's Money Market Fund and the PIMS Trust's Money Market
        Fund.

March 31, 1996

PRO FORMA COMBINED STATEMENTS OF ASSETS AND LIABILITIES (unaudited)

All numbers are in thousands (except per share amounts)


                                               PIMCO Funds:             PIMCO
                                            Pacific Investment      Advisors Funds
                                            Management Series                                                      PIMS
                                                                                                                Money Market
                                                 Money                  Money                                       Fund
                                                 Market                 Market              Pro Forma             Pro Forma
                                                  Fund                   Fund              Adjustments            Combined
                                             --------------         --------------         -----------        ------------------

Assets:
    Investments, at value                   $       25,295         $      101,114         $          --     $       126,409

    Cash, receivables and other assets                 656                  1,457                    --               2,113
                                             -------------          -------------          ------------      --------------
      Total assets                                  25,951                102,571                    --             128,522
                                             -------------          -------------          ------------      --------------

Liabilities:

      Total liabilities                                  6                  2,098                    20 (1)           2,124
                                             -------------          -------------          ------------      --------------

Net Assets:                                 $       25,945         $      100,473         $         (20)     $       126,398
                                             =============          =============          ============      ==============

    Cost of investments owned               $       25,295         $      101,114         $          --     $       126,409
                                             =============          =============          ============      ==============

Net Assets Consist of:

    Paid in capital                         $       25,945         $      100,473         $         (20)    $       126,398
    Undistributed
       net investment income                            --                     --                    --                  --
    Accumulated undistributed net
       realized gain                                    --                     --                    --                  --
    Net unrealized appreciation                         --                     --                    --                  --
                                             -------------          -------------          ------------      --------------
      Net assets                            $       25,945         $      100,473         $         (20)    $       126,398
                                             =============          =============          ============      ==============

See Notes to Pro Forma combined financial statements.

March 31, 1996

PRO FORMA COMBINED STATEMENTS OF ASSETS AND LIABILITIES (unaudited)

All numbers are in thousands (except per share amounts)


                                               PIMCO Funds:             PIMCO
                                            Pacific Investment      Advisors Funds
                                            Management Series                                                      PIMS
                                                                                                                Money Market
                                                 Money                  Money                                       Fund
                                                 Market                 Market              Pro Forma             Pro Forma
                                                  Fund                   Fund              Adjustments            Combined
                                             --------------         --------------         -----------        ------------------
Shares Issued and Outstanding:
        PIMCO Funds
        -----------
        Institutional class                         25,935                     --                    --              25,935
        Administrative class                            10                     --                    --                  10
        Class A                                         --                     --                21,991              21,991
        Class B                                         --                     --                   293                 293
        Class C                                         --                     --                78,189              78,189

        PIMCO Advisors Funds
        --------------------
        Institutional class                             --                     --                    --                  --
        Administrative class                            --                     --                    --                  --
        Class A                                         --                 21,991               (21,991)                 --
        Class B                                         --                    293                  (293)                 --
        Class C                                         --                 78,189               (78,189)                 --

Net Asset Value and Offering Price
Per Share

        PIMCO Funds
        -----------
        Institutional class                 $         1.00         $           --         $          --     $          1.00
        Administrative class                $         1.00         $           --         $          --     $          1.00
        Class A                             $           --         $           --         $        1.00     $          1.00
        Class B                             $           --         $           --         $        1.00     $          1.00
        Class C                             $           --         $           --         $        1.00     $          1.00

        PIMCO Advisors Funds
        --------------------
        Institutional class                 $           --         $           --         $          --     $            --
        Administrative class                $           --         $           --         $          --     $            --
        Class A                             $           --         $         1.00         $       (1.00)    $            --
        Class B                             $           --         $         1.00         $       (1.00)    $            --
        Class C                             $           --         $         1.00         $       (1.00)    $            --

(1) In connection with the reorganization, the combined Portfolio will incur non-recurring reorganization costs of approximately $20,000 or $0.00 per share.

        See Notes to Pro Forma combined financial statements.

For the 12 months ended March 31, 1996

PRO FORMA COMBINED STATEMENTS OF OPERATIONS (unaudited)

All numbers are in thousands

                                                  PIMCO Funds:           PIMCO
                                                Pacific Investment   Advisors Funds
                                                Management Series                                            PIMS
                                                                                                          Money Market
                                                      Money             Money                                 Fund
                                                      Market            Market          Pro Forma          Pro Forma
                                                       Fund              Fund           Adjustments         Combined
                                                 ----------------   ----------------  ----------------   ----------------
Investment income:
  Dividends, interest, and other                $             415  $           5,235 $              -   $           5,650
                                                 ----------------   ----------------  ----------------   ----------------
Expenses:
  Investment advisory fees                                     10                 89                47                146
  Administrative fees                                          14                  -               314                328
  Service fees
          --Administrative Class                                -                  -                 -                  -
          --Class A                                             -                 16                 8                 24
          --Class B                                             -                  1                 1                  2
          --Class C                                             -                 73                37                110
  Distribution fees
            --Class B                                          -                  1                 2                  3
            --Class C                                           -                  -               329                329
  Transfer agent and custody fees                               -                124              (124)                 -
  Professional fees                                             -                 22               (22)                 -
  Shareholder reports and notices                               -                 41               (41)                 -
  Trustees' fees                                                -                 10                 -                 10
  Other                                                         -                 33               (33)                 -
                                                 ----------------   ----------------  ----------------   ----------------
    Total expenses                                             24                410               518                952
                                                 ----------------   ----------------  ----------------   ----------------
      Net investment income                                   391              4,825              (518)             4,698
                                                 ================   ================  ================   ================
     Net increase in net assets resulting from
       operations                               $             391  $           4,825 $            (518)  $          4,698
                                                 ================   ================  ================    ===============

         See Notes to Pro Forma combined financial statements.

--------------------------------------------------------------------------------
PRO FORMA COMBINED SCHEDULES OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------
March 31, 1996
--------------------------------------------------------------------------------

                                                            PIMCO                                  PIMCO                 % Combined
                                             PIMCO Money   Advisors     Pro Forma  PIMCO Money   Advisors    Pro Forma  Value of Net
                                               Market     Money Market  Combined     Market    Money Market  Combined      Assets
                                           --------------------------------------  -----------------------------------  ------------
                                                   Principal Amount (000's)                       Value (000's)
                                           --------------------------------------  -----------------------------------
U.S. TREASURY NOTES
7.875% due 07/15/96                           $1,000      $    -        $1,000     $1,006       $   -         $1,006        0.8%
Total U.S. Treasury Notes
 (Cost $1,006, $0 and $1,006, respectively)                                         1,006           -          1,006        0.8%

U.S. GOVERNMENT AGENCIES
Federal National Mortgage Assn.
6.366% due 12/01/18 (a)                          457           -           457        460           -            460        0.4%
Student Loan Marketing Assn.
5.776% due 04/25/04 (a)                          940           -           940        940           -            940        0.7%
Total U.S. Government Agencies
 (Cost $1,400, $0 and $1,400, respectively)                                         1,400           -          1,400        1.1%

SHORT-TERM INSTRUMENTS
Discount Notes
Abbey National North America
5.300% due 05/09/96                              -          5,000        5,000         -         4,972         4,972        3.9%
Air Products & Chemicals, Inc.
5.370% due 06/21/96                             300            -           300        296           -            296        0.2%
Aluminum Co. of America
5.400% due 04/22/96                           1,050            -         1,050      1,047           -          1,047        0.8%
American Greetings Co.
5.350% due 04/04/96                           1,000            -         1,000      1,000           -          1,000        0.8%
Ameritech Corp.
5.120% due 04/29/96                             700            -           700        697           -            697        0.6%
Aon Corp.
5.250% due 05/13/96                             800            -           800        795           -            795        0.6%
Bass Financial
5.120% due 04/19/96                              -          3,500        3,500         -         3,491         3,491        2.8%
Bell Atlantic Financial Services, Inc.
5.330% due 04/05/96                           1,000            -         1,000        999           -            999        0.8%
Bell Atlantic Network Funding
5.420% due 04/11/96                              -          2,500        2,500         -         2,496         2,496        2.0%
BHF Finance
5.350% due 04/15/96                              -          5,000        5,000         -         4,990         4,990        3.9%

--------------------------------------------------------------------------------
PRO FORMA COMBINED SCHEDULES OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------
March 31, 1996
--------------------------------------------------------------------------------

                                                    PIMCO                                    PIMCO                      % Combined
                                   PIMCO Money     Advisors     Pro Forma   PIMCO Money     Advisors    Pro Forma      Value of Net
                                      Market     Money Market    Combined     Market      Money Market   Combined         Assets
                                   --------------------------------------- ----------------------------------------     -----------
                                           Principal Amount (000's)                       Value (000's)
                                   --------------------------------------- ----------------------------------------
Canadian Wheat Board
5.220% due 04/09/96                      -           3,000          3,000        -             2,997         2,997           2.4%
5.220% due 04/12/96                      -           2,000          2,000        -             1,997         1,997           1.6%
Cooperative Association of
  Tractor Dealers, Inc.
5.400% due 04/04/96                      -           3,000          3,000        -             2,999         2,999           2.4%
5.500% due 04/19/96                      -           1,500          1,500        -             1,496         1,496           1.2%
Corporate Asset Funding Co.,
  Inc.
5.450% due 04/01/96                      -             200            200        -               200           200           0.2%
5.180% due 04/02/96                      -           3,000          3,000        -             3,000         3,000           2.4%
CSW Credit, Inc.
5.180% due 04/04/96                      -           2,000          2,000        -             1,999         1,999           1.6%
5.350% due 04/18/96                      -           2,000          2,000        -             1,995         1,995           1.6%
Dean Witter Discover Corp.
5.320% due 04/16/96                      -           3,000          3,000        -             2,993         2,993           2.4%
du Pont (E.I.) de Nemours
5.290% due 04/08/96                    600             -              600       599               -            599           0.5%
5.350% due 08/05/96                    400             -              400       393               -            393           0.3%
Dun & Bradstreet Corp.
5.520% due 04/09/96                    400             -              400       400               -            400           0.3%
Federal Home Loan Bank
5.230% due 04/10/96                  1,000             -            1,000       999               -            999           0.8%
5.220% due 06/26/96                    500             -              500       494               -            494           0.4%
Federal Home Loan Mortgage
  Corp.
5.210% due 04/08/96                  1,900             -            1,900     1,898               -          1,898           1.5%
5.300% due 04/22/96                  1,000             -            1,000       997               -            997           0.8%
General Electric Capital Corp.
5.220% due 08/08/96                  1,000             -            1,000       981               -            981           0.8%
Golden Managers Acceptance
  Corp.
5.350% due 05/01/96                      -           5,000          5,000        -             4,978         4,978           3.9%
Goldman Sachs & Co.
5.600% due 04/04/96                    350             -              350       350               -            350           0.3%
5.300% due 04/16/96                      -           4,000          4,000        -             3,991         3,991           3.2%
Government Development Bank
  of Puerto Rico
5.400% due 05/01/96                      -           5,000          5,000        -             4,978         4,978           3.9%
Hewlett Packard Co.
5.240% due 04/18/96                    750             -              750       748               -            748           0.6%

--------------------------------------------------------------------------------
PRO FORMA COMBINED SCHEDULES OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------
March 31, 1996
--------------------------------------------------------------------------------

                                                      PIMCO                                    PIMCO                  % Combined
                                     PIMCO Money     Advisors      Pro Forma  PIMCO Money     Advisors     Pro Forma  Value of Net
                                        Market     Money Market    Combined      Market     Money Market    Combined     Assets
                                     ---------------------------------------  --------------------------------------  ------------
                                            Principal Amount (000's)                       Value (000's)
                                     ---------------------------------------  --------------------------------------
Home Depot, Inc.
5.350% due 04/08/96                      1,000            -          1,000        999               -          999          0.8%
IBM Credit Corp.
5.120% due 04/11/96                        800            -            800        799               -          799          0.6%
Knight Ridder, Inc.
5.125% due 04/22/96                        300            -            300        299               -          299          0.2%
5.130% due 06/10/96                        500            -            500        495               -          495          0.4%
Lehman Brothers Holdings, Inc.
5.500% due 06/15/96                        350            -            350        350               -          350          0.3%
Matterhorn Capital Corp.
5.200% due 04/12/96                         -          5,000         5,000         -             4,992       4,992          3.9%
National Australia Funding
5.430% due 05/28/96                        700            -            700        694               -          694          0.5%
National Rural Utilities
 Cooperative Finance Corp.
5.200% due 05/02/96                         -          3,000         3,000         -             2,987       2,987          2.4%
5.230% due 05/02/96                         -          2,000         2,000         -             1,991       1,991          1.6%
Nestle Capital Corp.
5.280% due 04/09/96                         -          5,000         5,000         -             4,994       4,994          4.0%
Oesterreichische Kontrol Bank
5.350% due 05/06/96                         -          3,000         3,000         -             2,984       2,984          2.4%
Pearson, Inc.
5.350% due 04/18/96                         -          4,200         4,200         -             4,189       4,189          3.3%
Pepsico, Inc.
5.220% due 04/08/96                         -          2,500         2,500         -             2,497       2,497          2.0%
5.320% due 04/25/96                         -          2,000         2,000         -             1,993       1,993          1.6%
PHH Corp.
5.240% due 04/22/96                         -          2,000         2,000         -             1,994       1,994          1.6%
5.330% due 04/24/96                         -          3,000         3,000         -             2,990       2,990          2.4%
Preferred Receivables Funding Corp.
5.350% due 04/17/96                         -          4,000         4,000         -             3,990       3,990          3.2%
Proctor & Gamble Co.
5.050% due 05/02/96                        600            -            600        597               -          597          0.5%
Redland Finance, Inc.
5.350% due 04/19/96                         -          3,500         3,500         -             3,491       3,491          2.8%
Sheffield Receivables Corp.
5.300% due 05/13/96                         -          5,000         5,000         -             4,969       4,969          3.8%

--------------------------------------------------------------------------------
PRO FORMA COMBINED SCHEDULES OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------
March 31, 1996
--------------------------------------------------------------------------------

                                                         PIMCO                                   PIMCO                  % Combined
                                           PIMCO Mone   Advisors      Pro Forma  PIMCO Money    Advisors   Pro Forma   Value of Net
                                             Market    Money Market    Combined     Market    Money Market  Combined       Assets
                                           ------------------------------------  -----------------------------------   ------------
                                                    Principal Amount (000's)                  Value (000's)
                                           ------------------------------------  -----------------------------------
Siemens Corp.
5.180% due 04/11/96                             -          3,500       3,500           -          3,495       3,495          2.7%
Southwestern Bell Capital Corp.
5.250% due 06/19/96                           1,000         -          1,000          988           -           988          0.7%
Statoil
5.320% due 04/23/96                             -          4,000       4,000           -          3,986       3,986          3.1%
Wal-Mart Stores
5.400% due 04/11/96                           1,000          -         1,000          999           -           999          0.7%
Xerox Credit Corp.
5.250% due 06/14/96                           1,000          -         1,000          989           -           989          0.7%
                                                                                   19,902       101,114     121,016         95.7%

Repurchase Agreement
State Street Bank
4.750% due 04/01/96                             103          -           103          103           -           103          0.1%
(Dated 3/29/96. Collateralized by
U.S. Treasury Bond 8.750% 05/15/17
valued at $105,276. Repurchase
proceeds are $103,041.)

U.S. Treasury Bills
5.022% due 08/22/96 - 03/06/97 (b)            3,000          -         3,000        2,884           -         2,884          2.3%
Total Short-Term Instruments (Cost $22,889,
$101,114 and $124,003, respectively)                                               22,889       101,114     124,003         98.1%


Total Investments (Cost $25,295, $101,114
and $126,409, respectively)                                                        25,295       101,114     126,409        100.0%


Other Assets and Liabilities (Net)                                                    650          (641)          9          0.0%
Pro Forma Adjustments                                                                  -             -          (20)         0.0%
Net Assets                                                                        $25,945      $100,473    $126,398        100.0%

Notes to Pro Forma Combined Schedules of Investments

(a) Variable rate security. The rate listed is as of March 31, 1996.

(b) Securities are grouped by coupon and represent a range of maturities.

C.      Notes to Pro Forma Financial Statements
        PIMCO Funds: Pacific Investment Management Series
        High Yield and Money Market Funds

Basis of Presentation:

Subject to the approval of the Agreement and Plan of Reorganization ("Plan of Reorganization") by the shareholders of the High Income Fund and the Money Market Fund (each an "Acquired Fund"), each a series of PIMCO Advisors Funds ("PAF"), the High Yield Fund and the Money Market Fund (each an "Acquiring Fund"), each a series of PIMCO Funds ("PF"), would acquire, respectively, all the assets of the PAF High Income Fund and the PAF Money Market Fund in exchange for newly issued shares of beneficial interest of the Acquiring Fund (the "Merger Shares") and the assumption by the respective Acquiring Fund of all of the liabilities of the Acquired Fund followed by a distribution of the Merger Shares to the shareholders of the Acquired Fund.

As a result of each proposed transaction, the Acquired Fund will receive a number of Class A, Class B and Class C shares of the Acquiring Fund equal in value to the value of the net assets of the Acquired Fund being transferred and attributable to the Class A, Class B and Class C shares of the Acquired Fund. Following the transfer, each Class A, Class B and Class C share of the Acquired Fund will receive, on a tax-free basis, a number of full and fractional Class A, Class B or Class C Merger Shares of the Acquiring Fund equal in value, as of the close of business on the day of the exchange, to the value of the shareholder's Class A, Class B or Class C Acquired Fund shares. The completion of these transactions will result in the liquidation of the Acquired Fund.

The pro forma combined financial statements reflect the combined financial position of the PF High Yield Fund with the PAF High Income Fund (hereafter the "Combined High Yield Fund") and the combined financial position of the PF Money Market Fund with the PAF Money Market Fund (hereafter the "Combined Money Market Fund") at March 31, 1996, and the pro forma combined results of operations of the Combined High Yield Fund and the Combined Money Market Fund for the period from April 1, 1995 to March 31, 1996, as though the reorganization had occurred on April 1, 1995.

The pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of how the pro forma combined financial statements would have appeared had the reorganization actually occurred. The pro forma combined financial statements should be read in conjunction with the historical financial statements of the respective portfolios.

Pro Forma Adjustments:

The pro forma combined Statements of Assets and Liabilities reflect the reclassification of capital for the respective Acquired Funds into shares of beneficial interest of the respective Acquiring Funds. Also, the paid in capital and total liabilities reflect an adjustment for $123,671 and $20,000 at March 31, 1996 for the Combined High Yield Fund and the Combined Money Market Fund, respectively, relating to the estimated non-recurring costs to effect the reorganization including such items as legal, accounting, federal and state Blue Sky Fees and proxy costs.

The pro forma combined Statements of Operations reflect the following adjustments:

 .    A decrease in the advisory fee paid by the PAF High Income Fund as a result of the application of the .25% advisory fee of the PF High Yield Fund. Previously, the advisory fees paid by the Acquired Funds included certain administrative services which will be included under an administrative fee paid by the retail shareholders of the combined Funds as described below.

 .    An increase in the advisory fee paid by the PAF Money Market Fund as a result of (i) the inapplicability of the fee waiver undertaken by the current adviser to the PAF Money Market Fund and the (ii) application of the .15% advisory fee for the PF Money Market Fund.

 .    An elimination of the transfer agent and custody fees, professional fees, shareholder reports and notices and certain miscellaneous expenses such as insurance and membership fees of trade organizations as a result of the assumption of those expenses by the administrator, Pacific Investment Management Company, as part of the .40% and .35% administrative fees paid by the Class A, B and C shareholders of the Combined High Yield Fund and the Combined Money Market Fund, respectively.

 .    Prior to the reorganization, the PAF Money Market Fund operated under a self-imposed limitation, limiting 12b-1 service fees to .10% for Classes A and C and not charging a 12b-1 distribution fee for Class C. Under the proposed structure, maximum 12b-1 service and distribution fees would be .25% and .75%, respectively. No assumptions regarding future self-imposed limitations have been reflected in the pro forma adjustments.